UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue

New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

IndexIQ ETF Trust

Semi-Annual Report
October 31, 2020

IQ Hedge Multi-Strategy Tracker ETF (QAI)	IQ Global Resources ETF (GRES)
IQ Hedge Macro Tracker ETF (MCRO)	IQ U.S. Real Estate Small Cap ETF (ROOF)
IQ Hedge Market Neutral Tracker ETF (QMN)	IQ 500 International ETF (IQIN)
IQ Hedge Long/Short Tracker ETF (QLS)	IQ 50 Percent Hedged FTSE International ETF (HFXI)
IQ Hedge Event-Driven Tracker ETF (QED)	IQ Candriam ESG International Equity ETF (IQSI)
IQ Real Return ETF (CPI)	IQ Candriam ESG U.S. Equity ETF (IQSU)
IQ Enhanced Core Plus Bond U.S. ETF (AGGP)	IQ Chaikin U.S. Small Cap ETF (CSML)
IQ S&P High Yield Low Volatility Bond ETF (HYLV)	IQ Chaikin U.S. Large Cap ETF (CLRG)
IQ Merger Arbitrage ETF (MNA)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.
You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting newyorklifeinvestments.com or by calling 1-888-474-7725. Read the prospectus carefully before investing.
Each of the Funds’ performance that is current to the most recent month-end is available by visiting newyorklifeinvestments.com or by calling 1-888-474-7725.
You may obtain a description of the IndexIQ ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at sec.gov.
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at sec.gov. Each Funds’ premium/discount information is available, free of charge, on the Funds’ website newyorklifeinvestments.com or by calling 1-888-474-7725.
IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company.
New York Life Investments is a service mark and name under which New York Life Investment Management LLC does business. New York Life Investments, an indirect subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, provides investment advisory products and services. IndexIQ® is an indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC. ALPS Distributors, Inc. (“ALPS”) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

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If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.

Shareholder Letter (unaudited)

Shareholder:
We are pleased to present you with this semiannual report for IndexIQ ETF Trust for the six months ended October 31, 2020.
Although the global coronavirus pandemic continued to afflict populations and economies around the world, most broad U.S. and international stock and bond markets gained ground during the reporting period, rebounding from steep, earlier, pandemic-related declines. The backdrop for the reporting period was set in February and March 2020 as COVID-19 spread worldwide. Governments struggled to support overburdened health care systems by issuing “stay-at-home” orders and placing restrictions on nonessential activity. These responses slowed global economic activity, driving stock and bond indices sharply lower worldwide. Emergency monetary and fiscal measures promised economic relief, and by early April, market sentiment began to improve. Some sectors of the global economy remained depressed and many questions surrounding the pandemic had yet to be answered. Nevertheless, investors looked forward to a gradual lessening of restrictions on nonessential businesses, the possibility of additional stimulus and apparent progress in the development of a vaccine.
As the reporting period began on May 1, 2020, the S&P 500® Index, a widely regarded benchmark of U.S. equity market performance, had already recovered much of the ground it lost in February and March. By late-August, the S&P 500® Index had reached new record levels. However, a resurgence of coronavirus cases in many parts of the country and uncertainties related to the upcoming U.S. presidential election caused the rally to falter as the reporting period drew to a close.
Nevertheless, for the reporting period as a whole, U.S. equity indices generally produced strong gains. Returns proved most robust among small- to mid-cap stocks and growth-oriented stocks, while large-cap and value-oriented issues posted slightly milder gains. Within the S&P 500® Index, the consumer discretionary sector generated the strongest returns buoyed by better-than-expected levels of consumer spending. The materials, information technology, industrials and communication services sectors all outperformed the S&P 500® Index. The utilities, financials, consumer staples, health care and real estate sectors generated positive returns but lagged the Index. Only the energy sector ended the reporting period in negative territory, experiencing sharp losses due to low petroleum prices and weak global demand. International equities rose, but tended to trail their U.S. counterparts due to weaker underlying economic growth and somewhat less aggressive monetary and fiscal stimulus. Emerging-market equities tracked the performance of U.S. equity markets more closely, led by relatively strong returns in Asian markets, including China and South Korea.
Risk-on conditions prevailed for fixed-income markets as well, favoring lower credit quality and longer duration securities. Corporate bonds generally gained ground, with high-yield securities tending to outperform investment-grade instruments. Similarly, among municipal bond issues, high-yield securities outperformed. Recognized safe havens, such as long-term U.S. government bonds, which had attracted risk-averse investors during the height of the market sell-off in early 2020, experienced declining prices. Emerging-market debt, on the other hand, outperformed most other bonds types as investors overlooked risk in pursuit of higher return potential.
On the following pages, you will find detailed discussion of the key factors influencing the performance of each ETF for the period ended October 31, 2020. Although the ongoing pandemic continues to change the way that many of us work and live our lives, at New York Life Investments, we remain dedicated to providing you, as an IndexIQ investor, with high-impact, low-cost solutions to help you to navigate today’s rapidly changing investment environment. By taking appropriate steps to minimize community spread of COVID-19 within our organization and despite the challenges posed by COVID-19, we continue to innovate with you in mind, combining the benefits of traditional index investing with the alpha potential you seek.

Shareholder Letter (unaudited)  (continued)

Sincerely,
Kirk C. Lehneis
President
The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual report.

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.
The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/2020 to 10/31/2020” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds in which each Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 05/01/2020	Ending Account Value 10/31/2020	Annualized Expense Ratios for the Period 05/01/2020 to 10/31/2020	Expenses Paid During the Period 05/01/2020 to 10/31/20201
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,049.90	0.54%	$2.79
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$1,077.80	0.41%	$2.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.14	0.41%	$2.09
IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$1,039.00	0.41%	$2.11
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.14	0.41%	$2.09
IQ Hedge Long/Short Tracker ETF
Actual	$1,000.00	$1,092.20	0.41%	$2.16
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.14	0.41%	$2.09
IQ Hedge Event-Driven Tracker ETF
Actual	$1,000.00	$1,085.60	0.41%	$2.16
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.14	0.41%	$2.09

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/2020	Ending Account Value 10/31/2020	Annualized Expense Ratios for the Period 05/01/2020 to 10/31/2020	Expenses Paid During the Period 05/01/2020 to 10/31/20201
IQ Real Return ETF
Actual	$1,000.00	$1,008.10	0.21%	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.15	0.21%	$1.07
IQ Enhanced Core Plus Bond U.S. ETF
Actual	$1,000.00	$991.30	0.20%	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
IQ S&P High Yield Low Volatility Bond ETF
Actual	$1,000.00	$1,057.70	0.40%	$2.07
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.19	0.40%	$2.04
IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,085.40	0.76%	$3.99
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Global Resources ETF
Actual	$1,000.00	$1,040.10	0.76%	$3.91
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$1,000.70	0.70%	$3.53
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
IQ 500 International ETF
Actual	$1,000.00	$1,071.50	0.25%	$1.31
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
IQ 50 Percent Hedged FTSE International ETF
Actual	$1,000.00	$1,072.80	0.20%	$1.04
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
IQ Candriam ESG International Equity ETF
Actual	$1,000.00	$1,099.30	0.15%	$0.79
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
IQ Candriam ESG U.S. Equity ETF
Actual	$1,000.00	$1,169.00	0.09%	$0.49
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.75	0.09%	$0.46
IQ Chaikin U.S. Small Cap ETF
Actual	$1,000.00	$1,138.50	0.35%	$1.89
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
IQ Chaikin U.S. Large Cap ETF
Actual	$1,000.00	$1,130.90	0.25%	$1.34
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28

1
Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one half year period).

Portfolio Summaries*

October 31, 2020 (unaudited)
IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($ mil): $736.4
Asset Class	% of Net Assets
U.S. Ultra Short Term Bond Funds	29.6%
Bank Loan Funds	12.6
Money Market Funds	12.6
Investment Grade Corporate Bond Funds	9.3
Floating Rate – Investment Grade Funds	7.3
Emerging Equity Funds	6.0
U.S. Medium Term Treasury Bond Funds	5.8
Convertible Bond Fund	4.9
High Yield Corporate Bond Funds	3.2
International Equity Core Funds	2.5
Euro Fund	2.4
U.S. Large Cap Growth Funds	2.1
Emerging Bonds – USD Funds	1.7
Europe Equity Funds	1.7
BRIC Equity Funds	1.6
Emerging Bonds – Local Currency Funds	1.4
Emerging Markets Small Cap Equity Fund	1.4
U.S. Small Cap Value Funds	1.3
International Small Cap Equity Funds	1.2
U.S. Large Cap Core Funds	1.1
Japan Equity Fund	0.6
Silver Fund	0.5
Gold Funds	0.5
British Pound Fund	0.4
International Large Cap Growth Fund	0.3
Volatility Note	0.3
Broad Fund	0.1
U.S. Dollar Fund	0.0(a)
Total Investments	112.4
Other Assets and Liabilites, Net	(12.4)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $4.1
Asset Class	% of Net Assets
U.S. Ultra Short Term Bond Funds	36.6%
Convertible Bond Fund	11.1
Money Market Funds	9.1
Emerging Equity Funds	6.4
BRIC Equity Funds	6.0
Floating Rate – Investment Grade Funds	5.3
Emerging Bonds – Local Currency Funds	5.3
U.S. Medium Term Treasury Bond Funds	4.7
High Yield Corporate Bond Funds	4.2
Investment Grade Corporate Bond Funds	4.1
U.S. Dollar Fund	2.3
Emerging Bonds – USD Funds	2.3
Emerging Small Cap Equity Fund	2.2
Japan Equity Fund	2.0
Silver Fund	1.6
Gold Funds	1.6
Europe Equity Funds	1.5
U.S. Large Cap Growth Funds	1.1
U.S. Large Cap Core Fund	0.9
Broad Fund	0.4
Total Investments	108.7
Other Assets and Liabilites, Net	(8.7)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2020 (unaudited)
IQ Hedge Market Neutral Tracker ETF
Net Assets ($ mil): $16.0
Asset Class	% of Net Assets
U.S. Ultra Short Term Bond Funds	34.6%
Money Market Funds	17.7
Bank Loan Funds	16.6
Investment Grade Corporate Bond Funds	9.4
Floating Rate – Investment Grade Funds	8.3
Emerging Equity Funds	6.5
U.S. Medium Term Treasury Bond Funds	6.1
High Yield Corporate Bond Funds	4.5
International Small Cap Equity Funds	3.0
Euro Fund	2.4
Convertible Bond Fund	2.4
U.S. Small Cap Value Funds	1.9
U.S. Large Cap Growth Funds	1.8
Europe Equity Funds	1.8
British Pound Fund	0.6
Total Investments	117.6
Other Assets and Liabilites, Net	(17.6)
Total Net Assets	100.0%
IQ Hedge Long/Short Tracker ETF
Net Assets ($ mil): $8.2
Asset Class	% of Net Assets
International Equity Core Funds	32.1%
Investment Grade Corporate Bond Funds	15.3
U.S. Large Cap Core Funds	11.5
Bank Loan Funds	8.2
U.S. Ultra Short Term Bond Funds	8.2
U.S. Large Cap Growth Funds	7.4
International Large Cap Growth Fund	4.5
U.S. Long Term Treasury Bond Funds	4.0
U.S. Preferred Funds	3.8
U.S. Small Cap Growth Funds	3.3
Money Market Funds	2.7
Volatility Note	1.3
Total Investments	102.3
Other Assets and Liabilites, Net	(2.3)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

IQ Hedge Event-Driven Tracker ETF
Net Assets ($ mil): $4.5
Asset Class	% of Net Assets
Investment Grade Corporate Bond Funds	47.2%
Bank Loan Funds	23.4
Convertible Bond Fund	22.0
U.S. Small Cap Growth Funds	7.0
Money Market Funds	6.0
U.S. Ultra Short Term Bond Funds	0.1
Total Investments	105.7
Other Assets and Liabilites, Net	(5.7)
Total Net Assets	100.0%
IQ Real Return ETF
Net Assets ($ mil): $51.6
Asset Class	% of Net Assets
U.S. Ultra Short Term Bond Funds	80.1%
Money Market Funds	24.6
U.S. Medium Term Treasury Bond Funds	8.6
U.S. REITS Funds	6.0
U.S. Large Cap Core Funds	3.8
U.S. Long Term Treasury Bond Fund	1.3
Total Investments	124.4
Other Assets and Liabilites, Net	(24.4)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2020 (unaudited)
IQ Enhanced Core Plus Bond U.S. ETF
Net Assets ($ mil): $26.5
Asset Class	% of Net Assets
Investment Grade Corporate Bond Funds	38.5%
High Yield Corporate Bond Funds	15.7
Mortgage Backed Securities Funds	15.3
Short Maturity Investment Grade Corporate Bond Fund	11.4
U.S. Intermediate Term Treasury Bond Funds	10.1
Emerging Market Bond Funds	5.0
U.S. Long Term Treasury Bond Funds	3.4
Money Market Funds	1.8
U.S. Short Term Treasury Bond Funds	0.5
Total Investments	101.7
Other Assets and Liabilites, Net	(1.7)
Total Net Assets	100.0%
IQ S&P High Yield Low Volatility Bond ETF
Net Assets ($ mil): $107.6
Industry	% of Net Assets
Media	15.4%
Consumer Discretionary	13.3
Health Care	11.6
Industrials	10.4
Consumer Staples	8.6
Materials	7.7
Telecommunication Services	6.9
Financials	5.5
Energy	5.3
Information Technology	5.3
Utilities	3.9
Real Estate	3.6
Money Market Funds	3.1
Transportation	0.6
Total Investments	101.2
Other Assets and Liabilites, Net	(1.2)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

IQ Merger Arbitrage ETF
Net Assets ($ mil): $744.3
Industry	% of Net Assets
Money Market Funds	22.0%
Consumer Discretionary	20.6
Information Technology	12.7
Health Care	9.8
U.S. Ultra Short Term Bond Funds	9.4
Financials	7.9
Industrials	7.6
Communication Services	6.5
Energy	2.8
Real Estate	1.6
Materials	1.4
Consumer Staples	0.3
Total Investments	102.6
Other Assets and Liabilites, Net	(2.6)
Total Net Assets	100.0%
IQ Global Resources ETF
Net Assets ($ mil): $20.1
Industry	% of Net Assets
Energy	15.2%
Precious Metals	14.0
Livestock	13.1
Grains Food Fiber	13.0
Timber	11.2
Industrial Metals	9.6
Water	6.7
Coal	6.6
Money Market Funds	5.4
U.S. Ultra Short Term Bond Fund	5.1
Total Investments	99.9
Other Assets and Liabilites, Net	0.1
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2020 (unaudited)
IQ U.S. Real Estate Small Cap ETF
Net Assets ($ mil): $34.7
Asset Class	% of Net Assets
Specialized REITs	24.8%
Retail REITs	17.3
Hotel REITs	15.4
Mortgage REITs	14.5
Diversified REITs	12.4
Office REITs	11.4
Residential REITs	4.0
Money Market Funds	0.3
Total Investments	100.1
Other Assets and Liabilites, Net	(0.1)
Total Net Assets	100.0%
IQ 500 International ETF
Net Assets ($ mil): $215.4
Industry	% of Net Assets
Industrials	22.2%
Consumer Discretionary	15.6
Materials	10.8
Consumer Staples	10.6
Financials	8.7
Communication Services	7.9
Energy	6.3
Utilities	6.3
Health Care	5.9
Information Technology	5.1
Money Market Funds	3.7
Total Investments	103.1
Other Assets and Liabilites, Net	(3.1)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

IQ 50 Percent Hedged FTSE International ETF
Net Assets ($ mil): $250.1
Industry	% of Net Assets
Financials	15.4%
Industrials	15.0
Health Care	12.9
Consumer Discretionary	12.2
Consumer Staples	10.8
Information Technology	10.2
Materials	8.1
Communication Services	5.8
Utilities	3.7
Real Estate	3.1
Energy	2.6
Money Market Fund	1.6
Total Investments	101.4
Other Assets and Liabilites, Net	(1.4)
Total Net Assets	100.0%
IQ Candriam ESG International Equity ETF
Net Assets ($ mil): $101.8
Industry	% of Net Assets
Financials	16.9%
Industrials	15.5
Health Care	13.7
Consumer Discretionary	12.0
Consumer Staples	9.5
Information Technology	9.1
Materials	7.8
Communication Services	6.7
Utilities	3.2
Real Estate	3.2
Energy	2.0
Money Market Funds	1.0
Total Investments	100.6
Other Assets and Liabilites, Net	(0.6)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2020 (unaudited)
IQ Candriam ESG U.S. Equity ETF
Net Assets ($ mil): $220.5
Industry	% of Net Assets
Information Technology	35.3%
Consumer Discretionary	15.0
Health Care	13.9
Communication Services	10.5
Consumer Staples	6.0
Industrials	5.9
Financials	5.2
Real Estate	3.2
Materials	2.7
Utilities	1.6
Energy	0.6
Money Market Funds	0.1
Total Investments	100.0
Other Assets and Liabilites, Net	(0.0)(a)
Total Net Assets	100.0%
IQ Chaikin U.S. Small Cap ETF
Net Assets ($ mil): $132.5
Industry	% of Net Assets
Financials	20.4%
Industrials	17.1
Health Care	15.7
Consumer Discretionary	14.2
Information Technology	12.8
Real Estate	5.7
Materials	4.0
Consumer Staples	3.4
Communication Services	3.2
Money Market Funds	2.4
Energy	2.4
Utilities	1.0
Total Investments	102.3
Other Assets and Liabilites, Net	(2.3)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Chaikin U.S. Large Cap ETF
Net Assets ($ mil): $243.8
Industry	% of Net Assets
Information Technology	25.9%
Health Care	14.1
Financials	13.7
Communication Services	11.7
Consumer Discretionary	11.2
Industrials	8.6
Consumer Staples	5.1
Utilities	3.8
Real Estate	2.6
Energy	2.0
Materials	1.1
Money Market Fund	0.1
Total Investments	99.9
Other Assets and Liabilites, Net	0.1
Total Net Assets	100.0%

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

October 31, 2020 (unaudited)
	Shares	Value
Exchange Traded Note — 0.3%
Volatility Note — 0.3%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $1,849,227)	73,821	$1,958,471
Exchange Traded Vehicles — 3.8%
British Pound Fund — 0.4%
Invesco CurrencyShares British Pound Sterling Trust*	22,403	2,805,752
Euro Fund — 2.4%
Invesco CurrencyShares Euro Currency Trust†*(a)	162,239	17,771,660
Gold Funds — 0.5%
Aberdeen Standard Physical Gold Shares ETF*(a)	13,646	246,310
Graniteshares Gold Trust*	6,323	117,987
iShares Gold Trust*	160,359	2,868,823
SPDR Gold MiniShares Trust*(a)	17,407	325,685
Total Gold Funds		3,558,805
Silver Fund — 0.5%
iShares Silver Trust*	172,526	3,793,847
U.S. Dollar Fund — 0.0%(b)
Invesco DB U.S. Dollar Index Bullish Fund	36	913
Total Exchange Traded Vehicles
(Cost $27,900,060)		27,930,977
Investment Companies — 95.7%
Bank Loan Funds — 12.6%
Invesco Senior Loan ETF(a)	3,086,075	66,350,613
SPDR Blackstone / GSO Senior Loan ETF(a)	598,270	26,479,430
Total Bank Loan Funds		92,830,043
BRIC Equity Funds — 1.6%
iShares China Large-Cap ETF(a)	81,262	3,583,654
iShares MSCI China ETF(a)	84,462	6,564,387
SPDR S&P China ETF	12,679	1,571,689
Total BRIC Equity Funds		11,719,730
Broad Fund — 0.1%
FlexShares Global Upstream Natural Resources Index Fund	30,261	809,784
Convertible Bond Fund — 4.9%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	529,267	36,471,789
Emerging Bonds — Local Currency Funds — 1.4%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF(a)	84,630	2,226,615
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	252,156	7,751,276
WisdomTree Emerging Markets Local Debt Fund	9,941	316,124
Total Emerging Bonds — Local Currency Funds		10,294,015

	Shares	Value
Investment Companies (continued)
Emerging Bonds — USD Funds — 1.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	103,863	$11,427,007
Vanguard Emerging Markets Government Bond ETF	16,199	1,268,382
Total Emerging Bonds — USD Funds		12,695,389
Emerging Equity Funds — 6.0%
iShares Core MSCI Emerging Markets ETF(a)	388,788	20,788,494
Vanguard FTSE Emerging Markets ETF	533,594	23,376,753
Total Emerging Equity Funds		44,165,247
Emerging Markets Small Cap Equity Fund — 1.4%
SPDR S&P Emerging Markets SmallCap ETF	232,449	10,216,134
Europe Equity Funds — 1.7%
iShares Core MSCI Europe ETF	64,261	2,724,666
Vanguard FTSE Europe ETF(a)	193,252	9,583,367
Total Europe Equity Funds		12,308,033
Floating Rate — Investment Grade Funds — 7.3%
iShares Floating Rate Bond ETF	733,653	37,188,871
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	535,704	16,381,828
Total Floating Rate — Investment Grade Funds		53,570,699
High Yield Corporate Bond Funds — 3.2%
iShares 0-5 Year High Yield Corporate Bond ETF	314,146	13,791,009
iShares iBoxx High Yield Corporate Bond ETF(a)	3,307	277,391
SPDR Bloomberg Barclays High Yield Bond ETF(a)	1,253	130,688
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	368,513	9,540,802
Xtrackers USD High Yield Corporate Bond ETF(a)	1,368	65,787
Total High Yield Corporate Bond Funds		23,805,677
International Equity Core Funds — 2.5%
iShares Core MSCI EAFE ETF	151,869	8,832,701
Vanguard FTSE Developed Markets ETF	234,672	9,257,810
Total International Equity Core Funds		18,090,511
International Large Cap Growth Fund — 0.3%
iShares MSCI EAFE Growth ETF(a)	29,377	2,535,235
International Small Cap Equity Funds — 1.2%
Schwab International Small-Cap Equity ETF(a)	91,070	2,865,062
Vanguard FTSE All World ex-U.S. Small-Cap ETF	57,885	5,929,161
Total International Small Cap Equity Funds		8,794,223

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Investment Companies (continued)
Investment Grade Corporate Bond Funds — 9.3%
iShares Broad USD Investment Grade Corporate Bond ETF	49,832	$3,011,348
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	221,719	29,650,482
SPDR Portfolio Short Term Corporate Bond ETF(a)	80,439	2,521,763
Vanguard Intermediate-Term Corporate Bond ETF	218,780	20,884,739
Vanguard Short-Term Corporate Bond ETF(a)	147,161	12,181,987
Total Investment Grade Corporate Bond Funds		68,250,319
Japan Equity Fund — 0.6%
Xtrackers MSCI Japan Hedged Equity ETF	112,439	4,487,440
U.S. Large Cap Core Funds — 1.1%
Energy Select Sector SPDR Fund	61,790	1,774,609
Financial Select Sector SPDR Fund(a)	174,566	4,165,145
Health Care Select Sector SPDR Fund(a)	13,919	1,415,005
Technology Select Sector SPDR Fund(a)	8,165	905,172
Total U.S. Large Cap Core Funds		8,259,931
U.S. Large Cap Growth Funds — 2.1%
iShares Core S&P U.S. Growth ETF	19,470	1,512,819
Schwab U.S. Large-Cap Growth ETF	17,583	1,967,538
SPDR Portfolio S&P 500 Growth ETF	30,329	1,473,686
Vanguard Growth ETF(a)	44,469	9,817,421
Vanguard Russell 1000 Growth ETF(a)	3,551	767,868
Total U.S. Large Cap Growth Funds		15,539,332
U.S. Medium Term Treasury Bond Funds — 5.8%
iShares 3-7 Year Treasury Bond ETF	168,469	22,391,215
Schwab Intermediate-Term U.S. Treasury ETF	118,474	6,901,111
Vanguard Intermediate-Term Treasury ETF	189,969	13,290,231
Total U.S. Medium Term Treasury Bond Funds		42,582,557
U.S. Small Cap Value Funds — 1.3%
iShares Russell 2000 Value ETF(a)	27,647	2,847,364
iShares S&P Small-Cap 600 Value ETF(a)	27,068	1,717,465
Vanguard Small-Cap Value ETF(a)	41,642	4,751,352
Total U.S. Small Cap Value Funds		9,316,181
U.S. Ultra Short Term Bond Funds — 29.6%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	401,247	40,176,862
Invesco Treasury Collateral ETF	360,058	38,065,332
IQ Ultra Short Duration ETF†	1,885,214	93,638,579
iShares Short Treasury Bond ETF(a)	336,744	37,277,561
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	100,665	9,213,867
Total U.S. Ultra Short Term Bond Funds		218,372,201

	Shares	Value
Investment Companies (continued)
Total Investment Companies
(Cost $692,906,811)		$705,114,470
Short-Term Investments — 12.6%
Money Market Funds — 12.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(c)(d)	91,292,003	91,292,003
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%(c)	1,337,137	1,337,137
Total Short-Term Investments
(Cost $92,629,140)		92,629,140
Total Investments — 112.4%
(Cost $815,285,238)		827,633,058
Other Assets and Liabilities, Net — (12.4)%		(91,227,201)
Net Assets — 100.0%		$736,405,857

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $202,515,278; total market value of collateral held by the Fund was $208,083,161. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $116,791,158.

(b)
Less than 0.05%.

(c)
Reflects the 1-day yield at October 31, 2020.

(d)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2020 (unaudited)
Total Return Swap contracts outstanding at October 31, 2020:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$12,382	$—
Aberdeen Standard Physical Gold Shares ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	12,382	—
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	7/02/2021	Monthly	(653,087)	—
Consumer Discretionary Select Sector SPDR Fund	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(653,087)	—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	89,175	—
Energy Select Sector SPDR Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	89,176	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	209,276	—
Financial Select Sector SPDR Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	209,276	—
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	40,702	—
FlexShares Global Upstream Natural Resources Index Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	40,702	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,018,621	—
Goldman Sachs Access Treasury 0-1 Year ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	2,018,621	—
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	5,934	—
Graniteshares Gold Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	5,934	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	71,061	—
Health Care Select Sector SPDR Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	71,060	—
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	1-Day FEDEF - 3.69%	7/02/2021	Monthly	(956,393)	—
Invesco CurrencyShares Australian Dollar Trust	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,189,099)	—
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	141,020	—
Invesco CurrencyShares British Pound Sterling Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	141,020	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	892,861	—
Invesco CurrencyShares Euro Currency Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	892,861	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	51	—
Invesco DB U.S. Dollar Index Bullish Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	51	—
Invesco KBW Bank ETF	Morgan Stanley	1-Day FEDEF - 3.14%	7/02/2021	Monthly	(1,032,381)	—
Invesco KBW Bank ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,032,381)	—
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(571,443)	—
Invesco Preferred ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(571,443)	—
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	1-Day FEDEF - 1.74%	7/02/2021	Monthly	(1,010,058)	—
Invesco S&P 500 Low Volatility ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,010,058)	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,333,704	—
Invesco Senior Loan ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	3,333,704	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,912,581	—
Invesco Treasury Collateral ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,912,581	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	98,400	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	98,400	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	4,704,742	—
IQ Ultra Short Duration ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	4,704,742	—
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	692,918	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2020 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares 0-5 Year High Yield Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	$692,918	$—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(72,640)	—
iShares 20+ Year Treasury Bond ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(72,640)	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,125,083	—
iShares 3-7 Year Treasury Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,125,083	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	151,316	—
iShares Broad USD Investment Grade Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	151,317	—
iShares China Large-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	180,061	—
iShares China Large-Cap ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	180,060	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	443,761	—
iShares Core MSCI EAFE ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	443,761	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,044,483	—
iShares Core MSCI Emerging Markets ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,044,483	—
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	136,909	—
iShares Core MSCI Europe ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	136,910	—
iShares Core MSCI Pacific ETF	Morgan Stanley	1-Day FEDEF - 7.64%	7/02/2021	Monthly	(1,048,878)	—
iShares Core MSCI Pacific ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,048,878)	—
iShares Core S&P U.S. Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	75,990	—
iShares Core S&P U.S. Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	75,991	—
iShares Core S&P U.S. Value ETF	Morgan Stanley	1-Day FEDEF - 3.19%	7/02/2021	Monthly	(458,237)	—
iShares Core S&P U.S. Value ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(458,237)	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 3.09%	7/02/2021	Monthly	(346,586)	—
iShares Core U.S. REIT ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(346,586)	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,868,484	—
iShares Floating Rate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,868,484	—
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	144,139	—
iShares Gold Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	144,140	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,489,752	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,489,752	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	13,924	—
iShares iBoxx High Yield Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	13,924	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	574,084	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	574,084	—
iShares MBS ETF	Morgan Stanley	1-Day FEDEF - 0.59%	7/02/2021	Monthly	(1,698,356)	—
iShares MBS ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,698,356)	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	329,843	—
iShares MSCI China ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	329,844	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	127,379	—
iShares MSCI EAFE Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	127,379	—
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(820,718)	—
iShares MSCI Emerging Markets Min Vol Factor ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(820,718)	—
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(756,363)	—
iShares MSCI Japan ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(756,363)	—
iShares MSCI USA Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(3,919,480)	—
iShares MSCI USA Min Vol Factor ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(3,919,480)	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2020 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	$(315,649)	$—
iShares MSCI USA Momentum Factor ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(315,649)	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF - 2.04%	7/02/2021	Monthly	(1,538,263)	—
iShares Preferred & Income Securities ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,538,263)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF - 1.89%	7/02/2021	Monthly	(1,101,790)	—
iShares Russell 2000 Growth ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,101,790)	—
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	143,053	—
iShares Russell 2000 Value ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	143,053	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF - 4.04%	7/02/2021	Monthly	(502,040)	—
iShares S&P Small-Cap 600 Growth ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(502,040)	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	86,292	—
iShares S&P Small-Cap 600 Value ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	86,292	—
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,872,933	—
iShares Short Treasury Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,872,933	—
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	190,610	—
iShares Silver Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	190,609	—
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(2,564,460)	—
iShares TIPS Bond ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(2,564,460)	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	346,704	—
Schwab Intermediate-Term U.S. Treasury ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	346,704	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	143,961	—
Schwab International Small-Cap Equity ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	143,961	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	98,807	—
Schwab U.S. Large-Cap Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	98,808	—
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(461,984)	—
Schwab U.S. Large-Cap Value ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(461,983)	—
Schwab U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 1.50%	7/02/2021	Monthly	(1,049,108)	—
Schwab U.S. REIT ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,049,108)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,330,411	—
SPDR Blackstone / GSO Senior Loan ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,330,411	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	462,958	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	462,959	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,832,455	—
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,832,455	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	111,870	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	111,870	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	6,571	—
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	6,571	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2020 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$823,091	$—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	823,091	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	479,354	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	479,353	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.89%	7/02/2021	Monthly	(1,419,620)	—
SPDR Dow Jones International Real Estate ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,419,620)	—
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	16,353	—
SPDR Gold MiniShares Trust	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	16,353	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(10,335)	—
SPDR Portfolio Long Term Treasury ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(10,335)	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	74,051	—
SPDR Portfolio S&P 500 Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	74,051	—
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	1-Day FEDEF - 0.74%	7/02/2021	Monthly	(372,678)	—
SPDR Portfolio S&P 500 Value ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(372,678)	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	126,716	—
SPDR Portfolio Short Term Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	126,717	—
SPDR S&P Bank ETF	Morgan Stanley	1-Day FEDEF - 0.64%	7/02/2021	Monthly	(1,818,775)	—
SPDR S&P Bank ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,818,775)	—
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	78,962	—
SPDR S&P China ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	78,963	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	513,292	—
SPDR S&P Emerging Markets SmallCap ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	513,292	—
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	45,453	—
Technology Select Sector SPDR Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	45,453	—
VanEck Vectors High-Yield Muni ETF	Morgan Stanley	1-Day FEDEF - 2.04%	7/02/2021	Monthly	(1,417,050)	—
VanEck Vectors High-Yield Muni ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,417,050)	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	389,445	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	389,445	—
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	63,736	—
Vanguard Emerging Markets Government Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	63,736	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	297,867	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	297,866	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	465,155	—
Vanguard FTSE Developed Markets ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	465,155	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,174,546	—
Vanguard FTSE Emerging Markets ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,174,546	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	481,519	—
Vanguard FTSE Europe ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	481,519	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2020 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard FTSE Pacific ETF	Morgan Stanley	1-Day FEDEF - 2.94%	7/02/2021	Monthly	$(3,986,650)	$—
Vanguard FTSE Pacific ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(3,986,650)	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	493,200	—
Vanguard Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	493,200	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,049,296	—
Vanguard Intermediate-Term Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	1,049,296	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	667,768	—
Vanguard Intermediate-Term Treasury ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	667,768	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 6.19%	7/02/2021	Monthly	(9,528)	—
Vanguard Long-Term Treasury ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(9,528)	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(888,165)	—
Vanguard Mortgage-Backed Securities ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(888,165)	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	38,491	—
Vanguard Russell 1000 Growth ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	38,491	—
Vanguard Russell 1000 Value	Morgan Stanley	1-Day FEDEF - 5.14%	7/02/2021	Monthly	(183,417)	—
Vanguard Russell 1000 Value	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(183,418)	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	612,075	—
Vanguard Short-Term Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	612,075	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 0.64%	7/02/2021	Monthly	(1,351,623)	—
Vanguard Small-Cap Growth ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(1,351,623)	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	238,697	—
Vanguard Small-Cap Value ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	238,697	—
Vanguard Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2021	Monthly	(3,524,551)	—
Vanguard Value ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(3,524,551)	—
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	15,900	—
WisdomTree Emerging Markets Local Debt Fund	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	15,900	—
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	1-Day FEDEF - 17.79%	7/02/2021	Monthly	(727,441)	—
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America	1-Month LIBOR	3/31/2022	Monthly	(727,441)	—
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	225,451	—
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	225,452	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,318	—
Xtrackers USD High Yield Corporate Bond ETF	Bank of America	1-Month LIBOR + 0.50%	3/31/2022	Monthly	3,318	—
						$—

At October 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.
(f) Reflects the value at reset date of October 31, 2020.
Abbreviations
FEDEF — Federal Funds Effective Rate
LIBOR — London InterBank Offered Rate
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2020 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Note	$1,958,471	$—	$—	$1,958,471
Exchange Traded Vehicles	27,930,977	—	—	27,930,977
Investment Companies	705,114,470	—	—	705,114,470
Short-Term Investments:
Money Market Funds	92,629,140	—	—	92,629,140
Total Investments in Securities	827,633,058	—	—	827,633,058
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$827,633,058	$—	$—	$827,633,058
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)
For a complete listing of investments and their industries, see the Schedules of Investments.

(h)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2020 is as follows:
Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2020	Value ($) at 10/31/2020
Invesco Currency Shares Euro Currency Trust(i)	142,565	14,761,180	14,389,241	(12,484,457)	642,980	462,716	—	—	162,239	17,771,660
Invesco Treasury Collateral ETF(j)	403,476	42,760,387	—	—	—	—	—	—	—	—
IQ Ultra Short Duration ETF	1,137,443	56,246,556	53,438,099	(16,508,867)	340,332	122,459	445,014	—	1,885,214	93,638,579
	1,683,484	113,768,123	67,827,340	(28,993,324)	983,312	585,175	445,014	—	2,047,453	111,410,239

For more information on the determination, please refer to Note 6.

(i)
As of April 30, 2020, this security was not considered an affiliate of the Fund.

(j)
As of October 31, 2020, this security was no longer considered to be an affiliate of the Fund.

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF

October 31, 2020 (unaudited)
	Shares	Value
Exchange Traded Vehicles — 5.5%
Gold Funds — 1.6%
Aberdeen Standard Physical Gold Shares ETF*(a)	247	$4,458
Graniteshares Gold Trust*	115	2,146
iShares Gold Trust*	2,904	51,953
SPDR Gold MiniShares Trust*(a)	315	5,894
Total Gold Funds		64,451
Silver Fund — 1.6%
iShares Silver Trust*	3,102	68,213
U.S. Dollar Fund — 2.3%
Invesco DB U.S. Dollar Index Bullish Fund(a)	3,728	94,579
Total Exchange Traded Vehicles
(Cost $225,255)		227,243
Investment Companies — 94.1%
BRIC Equity Funds — 6.0%
iShares China Large-Cap ETF(a)	1,718	75,764
iShares MSCI China ETF(a)	1,785	138,730
SPDR S&P China ETF	268	33,221
Total BRIC Equity Funds		247,715
Broad Fund — 0.4%
FlexShares Global Upstream Natural Resources Index Fund(a)	640	17,126
Convertible Bond Fund — 11.1%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	6,645	457,907
Emerging Bonds — Local Currency Funds — 5.3%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1,789	47,069
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,329	163,813
WisdomTree Emerging Markets Local Debt Fund	210	6,678
Total Emerging Bonds — Local Currency Funds		217,560
Emerging Bonds — USD Funds — 2.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	767	84,385
Vanguard Emerging Markets Government Bond ETF	120	9,396
Total Emerging Bonds — USD Funds		93,781
Emerging Equity Funds — 6.4%
iShares Core MSCI Emerging Markets ETF(a)	2,337	124,959
Vanguard FTSE Emerging Markets ETF	3,207	140,499
Total Emerging Equity Funds		265,458

	Shares	Value
Investment Companies (continued)
Emerging Small Cap Equity Fund — 2.2%
SPDR S&P Emerging Markets SmallCap ETF	2,130	$93,614
Europe Equity Funds — 1.5%
iShares Core MSCI Europe ETF	325	13,780
Vanguard FTSE Europe ETF(a)	977	48,449
Total Europe Equity Funds		62,229
Floating Rate — Investment Grade Funds — 5.3%
iShares Floating Rate Bond ETF	2,985	151,309
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF(a)	2,179	66,634
Total Floating Rate — Investment Grade Funds		217,943
High Yield Corporate Bond Funds — 4.2%
iShares iBoxx High Yield Corporate Bond ETF(a)	1,211	101,579
SPDR Bloomberg Barclays High Yield Bond ETF(a)	459	47,874
Xtrackers USD High Yield Corporate Bond ETF(a)	501	24,093
Total High Yield Corporate Bond Funds		173,546
Investment Grade Corporate Bond Funds — 4.1%
SPDR Portfolio Short Term Corporate Bond ETF(a)	930	29,155
Vanguard Short-Term Corporate Bond ETF(a)	1,702	140,892
Total Investment Grade Corporate Bond Funds		170,047
Japan Equity Fund — 2.0%
Xtrackers MSCI Japan Hedged Equity ETF	2,036	81,257
U.S. Large Cap Core Fund — 0.9%
Energy Select Sector SPDR Fund	1,267	36,388
U.S. Large Cap Growth Funds — 1.1%
iShares Core S&P U.S. Growth ETF	56	4,351
Schwab U.S. Large-Cap Growth ETF	50	5,595
SPDR Portfolio S&P 500 Growth ETF(a)	87	4,227
Vanguard Growth ETF(a)	127	28,038
Vanguard Russell 1000 Growth ETF	10	2,163
Total U.S. Large Cap Growth Funds		44,374
U.S. Medium Term Treasury Bond Funds — 4.7%
iShares 3-7 Year Treasury Bond ETF	763	101,410
Schwab Intermediate-Term U.S. Treasury ETF	536	31,222
Vanguard Intermediate-Term Treasury ETF	860	60,166
Total U.S. Medium Term Treasury Bond Funds		192,798

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Investment Companies (continued)
U.S. Ultra Short Term Bond Funds — 36.6%
Goldman Sachs Access Treasury 0-1 Year ETF	2,772	$277,561
Invesco Treasury Collateral ETF	2,488	263,031
IQ Ultra Short Duration ETF†	13,025	646,952
iShares Short Treasury Bond ETF(b)	2,327	257,599
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	696	63,705
Total U.S. Ultra Short Term Bond Funds		1,508,848
Total Investment Companies
(Cost $3,646,509)		3,880,591
Short-Term Investments — 9.1%
Money Market Funds — 9.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(c)(d)	367,848	367,848
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%(c)	7,704	7,704
Total Short-Term Investments
(Cost $375,552)		375,552

	Shares	Value
Total Investments — 108.7%
(Cost $4,247,316)		$4,483,386
Other Assets and Liabilities, Net — (8.7)%		(358,214)
Net Assets — 100.0%		$4,125,172

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,118,030; total market value of collateral held by the Fund was $1,151,518. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $783,670.

(b)
All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $239,865.

(c)
Reflects the 1-day yield at October 31, 2020.

(d)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2020:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(f)
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$451	$—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,647	—
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,713	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	27,936	—
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	224	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	9,514	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	26,430	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	65,018	—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(32,459)	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	10,234	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.84%	5/04/2021	Monthly	(786)	—
iShares China Large-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	7,629	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	12,565	—
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,399	—
iShares Core S&P U.S. Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	466	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 3.09%	5/04/2021	Monthly	(10,314)	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	15,207	—
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	5,224	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(7,756)	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	10,233	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	8,472	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	13,912	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2020 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(f)
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	$(58,588)	$—
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(42,166)	—
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	25,904	—
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	6,861	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,146	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF - 3.39%	5/04/2021	Monthly	(26,364)	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	560	—
Schwab U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 1.50%	5/04/2021	Monthly	(31,186)	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	6,407	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	46,032	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	4,736	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	4,798	—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	6,697	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.89%	5/04/2021	Monthly	(80,112)	—
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	599	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(4,603)	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	437	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,947	—
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,347	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	9,405	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	16,477	—
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	940	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF - 2.04%	5/04/2021	Monthly	(54,595)	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	14,107	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	4,860	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,870	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(5,441)	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	6,017	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 6.19%	5/04/2021	Monthly	(4,235)	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	216	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	14,155	—
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	668	—
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	1-Day FEDEF - 17.79%	5/04/2021	Monthly	(40,565)	—
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	8,182	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,405	—
						$—

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2020 (unaudited)
The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $239,865 at October 31, 2020. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.

(f)
Reflects the value at reset date of October 31, 2020.

Abbreviation
FEDEF — Federal Funds Effective Rate
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicles	$227,243	$—	$—	$227,243
Investment Companies	3,880,591	—	—	3,880,591
Short-Term Investments:
Money Market Funds	375,552	—	—	375,552
Total Investments in Securities	4,483,386	—	—	4,483,386
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$4,483,386	$—	$—	$4,483,386
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)
For a complete listing of investments and their industries, see the Schedules of Investments.

(h)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2020 is as follows:
Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2020	Value ($) at 10/31/2020
IQ Ultra Short Duration ETF	6,370	314,997	328,783	—	—	3,172	2,718	—	13,025	646,952
	6,370	314,997	328,783	—	—	3,172	2,718	—	13,025	646,952

For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

October 31, 2020 (unaudited)
	Shares	Value
Exchange Traded Vehicles — 3.0%
British Pound Fund — 0.6%
Invesco CurrencyShares British Pound Sterling Trust*(a)	683	$85,539
Euro Fund — 2.4%
Invesco CurrencyShares Euro Currency Trust*(a)	3,467	379,775
Total Exchange Traded Vehicles
(Cost $461,774)		465,314
Investment Companies — 96.9%
Bank Loan Funds — 16.6%
Invesco Senior Loan ETF(a)	88,335	1,899,202
SPDR Blackstone / GSO Senior Loan ETF(a)	17,125	757,953
Total Bank Loan Funds		2,657,155
Convertible Bond Fund — 2.4%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	5,456	375,973
Emerging Equity Funds — 6.5%
iShares Core MSCI Emerging Markets ETF(a)	9,174	490,534
Vanguard FTSE Emerging Markets ETF	12,590	551,568
Total Emerging Equity Funds		1,042,102
Europe Equity Funds — 1.8%
iShares Core MSCI Europe ETF	1,528	64,787
Vanguard FTSE Europe ETF(a)	4,592	227,717
Total Europe Equity Funds		292,504
Floating Rate — Investment Grade Funds — 8.3%
iShares Floating Rate Bond ETF	18,061	915,512
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	13,188	403,289
Total Floating Rate — Investment Grade Funds		1,318,801
High Yield Corporate Bond Funds — 4.5%
iShares 0-5 Year High Yield Corporate Bond ETF	9,577	420,430
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	11,235	290,874
Total High Yield Corporate Bond Funds		711,304
International Small Cap Equity Funds — 3.0%
Schwab International Small-Cap Equity ETF(a)	5,006	157,489
Vanguard FTSE All World ex-U.S. Small-Cap ETF	3,182	325,932
Total International Small Cap Equity Funds		483,421
Investment Grade Corporate Bond Funds — 9.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1,405	84,904
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,253	836,214
	Shares	Value
Investment Companies (continued)
Investment Grade Corporate Bond Funds (continued)
Vanguard Intermediate-Term Corporate Bond ETF	6,170	$588,988
Total Investment Grade Corporate Bond Funds		1,510,106
U.S. Large Cap Growth Funds — 1.8%
iShares Core S&P U.S. Growth ETF	367	28,516
Schwab U.S. Large-Cap Growth ETF	331	37,039
SPDR Portfolio S&P 500 Growth ETF	572	27,793
Vanguard Growth ETF	839	185,226
Vanguard Russell 1000 Growth ETF	66	14,272
Total U.S. Large Cap Growth Funds		292,846
U.S. Medium Term Treasury Bond Funds — 6.1%
iShares 3-7 Year Treasury Bond ETF	3,852	511,970
Schwab Intermediate-Term U.S. Treasury ETF	2,708	157,741
Vanguard Intermediate-Term Treasury ETF	4,343	303,836
Total U.S. Medium Term Treasury Bond Funds		973,547
U.S. Small Cap Value Funds — 1.9%
iShares Russell 2000 Value ETF(a)	911	93,824
iShares S&P Small-Cap 600 Value ETF(a)	894	56,724
Vanguard Small-Cap Value ETF(a)	1,374	156,774
Total U.S. Small Cap Value Funds		307,322
U.S. Ultra Short Term Bond Funds — 34.6%
Goldman Sachs Access Treasury 0-1 Year ETF	10,177	1,019,023
Invesco Treasury Collateral ETF	9,132	965,435
IQ Ultra Short Duration ETF†	47,818	2,375,120
iShares Short Treasury Bond ETF(a)	8,542	945,600
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	2,553	233,676
Total U.S. Ultra Short Term Bond Funds		5,538,854
Total Investment Companies
(Cost $15,474,670)		15,503,935
Short-Term Investments — 17.7%
Money Market Funds — 17.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)(c)	2,795,304	2,795,304
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%(b)	34,743	34,743
Total Short-Term Investments
(Cost $2,830,047)		2,830,047
Total Investments — 117.6%
(Cost $18,766,491)		18,799,296
Other Assets and Liabilities, Net — (17.6)%		(2,807,200)
Net Assets — 100.0%		$15,992,096

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2020 (unaudited)

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,655,257; total market value of collateral held by the

Fund was $4,770,015. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $1,974,711.
(b)
Reflects the 1-day yield at October 31, 2020.

(c)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2020:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(e)
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$103,935	$—
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	1-Day FEDEF - 3.69%	5/04/2021	Monthly	(52,818)	—
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	8,767	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	38,777	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF - 2.04%	5/04/2021	Monthly	(168,051)	—
Invesco KBW Bank ETF	Morgan Stanley	1-Day FEDEF - 3.14%	5/04/2021	Monthly	(51,147)	—
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(34,536)	—
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	1-Day FEDEF - 1.74%	5/04/2021	Monthly	(33,299)	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	193,758	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	98,531	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	242,290	—
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	42,890	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	52,234	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	8,641	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	50,048	—
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	6,614	—
iShares Core MSCI Pacific ETF	Morgan Stanley	1-Day FEDEF - 7.64%	5/04/2021	Monthly	(34,571)	—
iShares Core S&P U.S. Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,875	—
iShares Core S&P U.S. Value ETF	Morgan Stanley	1-Day FEDEF - 3.19%	5/04/2021	Monthly	(15,118)	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	93,422	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	85,320	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(75,073)	—
iShares MBS ETF	Morgan Stanley	1-Day FEDEF - 0.59%	5/04/2021	Monthly	(84,151)	—
iShares MSCI USA Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(129,239)	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF - 2.04%	5/04/2021	Monthly	(92,977)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF - 1.89%	5/04/2021	Monthly	(63,157)	—
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	9,578	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF - 4.04%	5/04/2021	Monthly	(28,867)	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	5,837	—
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	96,420	—
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(126,983)	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	16,077	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	16,076	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2020 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(e)
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$3,805	$—
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(15,231)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	77,322	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	23,798	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	38,383	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(35,358)	—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	41,130	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	29,670	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,818	—
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	1-Day FEDEF - 0.74%	5/04/2021	Monthly	(12,279)	—
SPDR S&P Bank ETF	Morgan Stanley	1-Day FEDEF - 0.64%	5/04/2021	Monthly	(90,102)	—
VanEck Vectors High Yield Muni ETF	Morgan Stanley	1-Day FEDEF - 2.04%	5/04/2021	Monthly	(70,210)	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	33,290	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	56,296	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	23,258	—
Vanguard FTSE Pacific ETF	Morgan Stanley	1-Day FEDEF - 2.94%	5/04/2021	Monthly	(131,437)	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	18,986	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	60,044	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	30,992	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(44,008)	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,514	—
Vanguard Russell 1000 Value	Morgan Stanley	1-Day FEDEF - 5.14%	5/04/2021	Monthly	(6,056)	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 0.64%	5/04/2021	Monthly	(77,607)	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	15,974	—
Vanguard Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(116,257)	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(17,793)	—
						$—

At October 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.

(e)
Reflects the value at reset date of October 31, 2020.

Abbreviation
FEDEF — Federal Funds Effective Rate
See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2020 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$465,314	$—	$—	$465,314
Investment Companies	15,503,935	—	—	15,503,935
Short-Term Investments:
Money Market Funds	2,830,047	—	—	2,830,047
Total Investments in Securities	18,799,296	—	—	18,799,296
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$18,799,296	$—	$—	$18,799,296
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedules of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2020 is as follows:
Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2020	Value ($) at 10/31/2020
IQ Ultra Short Duration ETF	35,819	1,771,249	1,208,567	(614,980)	12,859	(2,575)	13,424	—	47,818	2,375,120
	35,819	1,771,249	1,208,567	(614,980)	12,859	(2,575)	13,424	—	47,818	2,375,120

For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF

October 31, 2020 (unaudited)
	Shares	Value
Exchange Traded Note — 1.3%
Volatility Note — 1.3%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $130,245)	4,165	$110,498
Investment Companies — 98.3%
Bank Loan Funds — 8.2%
Invesco Senior Loan ETF	22,370	480,955
SPDR Blackstone / GSO Senior Loan ETF(a)	4,337	191,956
Total Bank Loan Funds		672,911
International Equity Core Funds — 32.1%
iShares Core MSCI EAFE ETF	22,033	1,281,439
Vanguard FTSE Developed Markets ETF	34,051	1,343,312
Total International Equity Core Funds		2,624,751
International Large Cap Growth Fund — 4.5%
iShares MSCI EAFE Growth ETF	4,265	368,069
Investment Grade Corporate Bond Funds — 15.3%
iShares Broad USD Investment Grade Corporate Bond ETF	1,165	70,401
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,177	692,320
Vanguard Intermediate-Term Corporate Bond ETF	5,110	487,801
Total Investment Grade Corporate Bond Funds		1,250,522
U.S. Large Cap Core Funds — 11.5%
Financial Select Sector SPDR Fund(a)	25,330	604,374
Health Care Select Sector SPDR Fund(a)	2,019	205,251
Technology Select Sector SPDR Fund(a)	1,187	131,591
Total U.S. Large Cap Core Funds		941,216
U.S. Large Cap Growth Funds — 7.4%
iShares Core S&P U.S. Growth ETF	761	59,130
Schwab U.S. Large-Cap Growth ETF	689	77,099
SPDR Portfolio S&P 500 Growth ETF(a)	1,185	57,579
Vanguard Growth ETF	1,738	383,698
Vanguard Russell 1000 Growth ETF	138	29,841
Total U.S. Large Cap Growth Funds		607,347
U.S. Long Term Treasury Bond Funds — 4.0%
iShares 20+ Year Treasury Bond ETF	1,635	257,627
SPDR Portfolio Long Term Treasury ETF	814	36,736
Vanguard Long-Term Treasury ETF	354	34,069
Total U.S. Long Term Treasury Bond Funds		328,432

	Shares	Value
Investment Companies (continued)
U.S. Preferred Funds — 3.8%
Invesco Preferred ETF	5,774	$84,531
iShares Preferred & Income Securities ETF(a)	6,281	227,498
Total U.S. Preferred Funds		312,029
U.S. Small Cap Growth Funds — 3.3%
iShares Russell 2000 Growth ETF	446	99,534
iShares S&P Small-Cap 600 Growth ETF	504	45,184
Vanguard Small-Cap Growth ETF	562	121,830
Total U.S. Small Cap Growth Funds		266,548
U.S. Ultra Short Term Bond Funds — 8.2%
Goldman Sachs Access Treasury 0-1 Year ETF	1,229	123,060
Invesco Treasury Collateral ETF	1,103	116,609
IQ Ultra Short Duration ETF†	5,778	286,993
iShares Short Treasury Bond ETF(a)	1,030	114,021
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	309	28,283
Total U.S. Ultra Short Term Bond Funds		668,966
Total Investment Companies
(Cost $8,183,671)		8,040,791
Short-Term Investments — 2.7%
Money Market Funds — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)(c)	196,550	196,550
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%(b)	23,266	23,266
Total Short-Term Investments
(Cost $219,816)		219,816
Total Investments — 102.3%
(Cost $8,533,732)		8,371,105
Other Assets and Liabilities, Net — (2.3)%		(191,085)
Net Assets — 100.0%		$8,180,020

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,171,481; total market value of collateral held by the Fund was $1,196,421. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $999,871.

(b)
Reflects the 1-day yield at October 31, 2020.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2020 (unaudited)
Total Return Swap contracts outstanding at October 31, 2020:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	3/30/2021	Monthly	$(224,034)	$—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	3/30/2021	Monthly	(38,542)	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	61,153	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	12,416	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	20,739	—
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	8,550	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	48,676	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	11,841	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	11,169	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	29,057	—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	26,157	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	7,131	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	129,697	—
iShares Core S&P U.S. Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	5,983	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 3.09%	3/30/2021	Monthly	(55,491)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	70,075	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	37,195	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2021	Monthly	(180,492)	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	23,036	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	10,043	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	4,572	—
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	11,513	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF - 3.39%	3/30/2021	Monthly	(45,743)	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	7,833	—
Schwab U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 1.50%	3/30/2021	Monthly	(167,957)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	19,430	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	2,837	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	3,701	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	5,831	—
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	13,303	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF - 2.04%	3/30/2021	Monthly	(94,645)	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	135,945	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	38,856	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	49,353	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	3,465	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	3,027	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	12,356	—
						$—
At October 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.

(e)
Reflects the value at reset date of October 31, 2020.

Abbreviation
FEDEF — Federal Funds Effective Rate
See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2020 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Investment Companies	$8,040,791	$—	$—	$8,040,791
Exchange Traded Note	110,498	—	—	110,498
Short-Term Investments:
Money Market Funds	219,816	—	—	219,816
Total Investments in Securities	8,371,105	—	—	8,371,105
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$8,371,105	$—	$—	$8,371,105
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedules of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2020 is as follows:
Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2020	Value ($) at 10/31/2020
IQ Ultra Short Duration ETF	5,656	279,689	670,250	(661,787)	3,930	(5,089)	1,738	—	5,778	286,993
	5,656	279,689	670,250	(661,787)	3,930	(5,089)	1,738	—	5,778	286,993

For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF

October 31, 2020 (unaudited)
	Shares	Value
Investment Companies — 99.7%
Bank Loan Funds — 23.4%
Invesco Senior Loan ETF(a)	35,254	$757,961
SPDR Blackstone / GSO Senior Loan ETF(a)	6,833	302,428
Total Bank Loan Funds		1,060,389
Convertible Bond Fund — 22.0%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	14,470	997,128
Investment Grade Corporate Bond Funds — 47.2%
SPDR Portfolio Short Term Corporate Bond ETF	11,722	367,485
Vanguard Short-Term Corporate Bond ETF	21,439	1,774,720
Total Investment Grade Corporate Bond Funds		2,142,205
U.S. Small Cap Growth Funds — 7.0%
iShares Russell 2000 Growth ETF	533	118,950
iShares S&P Small-Cap 600 Growth ETF	604	54,148
Vanguard Small-Cap Growth ETF	674	146,110
Total U.S. Small Cap Growth Funds		319,208
U.S. Ultra Short Term Bond Funds — 0.1%
Goldman Sachs Access Treasury 0-1 Year ETF	8	801
Invesco Treasury Collateral ETF	7	740
IQ Ultra Short Duration ETF†	26	1,292
iShares Short Treasury Bond ETF(a)	6	664
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	3	275
Total U.S. Ultra Short Term Bond Funds		3,772

	Shares	Value
Investment Companies (continued)
Total Investment Companies (Cost $4,587,974)		$4,522,702
Short-Term Investments — 6.0%
Money Market Funds — 6.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)(c)	257,495	257,495
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%(b)	13,892	13,892
Total Short-Term Investments (Cost $271,387)		271,387
Total Investments — 105.7% (Cost $4,859,361)		4,794,089
Other Assets and Liabilities, Net — (5.7)%		(259,737)
Net Assets — 100.0%		$4,534,352

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $662,681; total market value of collateral held by the Fund was $682,972. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $425,477.

(b)
Reflects the 1-day yield at October 31, 2020.

(c)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2020:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(e)
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2021	Monthly	$(36,673)	$—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	27,542	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	50	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2021	Monthly	(16,860)	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF - 2.04%	3/30/2021	Monthly	(98,736)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	4,240	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	1,972	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	10,976	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	36,247	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2021	Monthly	(7,927)	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	13,355	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	64,486	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

October 31, 2020 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(e)
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	$5,420	$—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2021	Monthly	(3,991)	—
						$—

At October 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.

(e)
Reflects the value at reset date of October 31, 2020.

Abbreviation
FEDEF — Federal Funds Effective Rate
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Investment Companies	$4,522,702	$—	$—	$4,522,702
Short-Term Investments:
Money Market Funds	271,387	—	—	271,387
Total Investments in Securities	4,794,089	—	—	4,794,089
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$4,794,089	$—	$—	$4,794,089
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedules of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2020 is as follows:
Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2020	Value ($) at 10/31/2020
IQ Ultra Short Duration ETF	—	—	3,354	(2,084)	20	2	9	—	26	1,292
	—	—	3,354	(2,084)	20	2	9	—	26	1,292

For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedules of Investments — IQ Real Return ETF

October 31, 2020 (unaudited)
	Shares	Value
Investment Companies — 99.8%
U.S. Large Cap Core Funds — 3.8%
iShares Core S&P 500 ETF(a)	2,495	$817,412
SPDR S&P 500 ETF Trust(a)	3,444	1,124,603
Total U.S. Large Cap Core Funds		1,942,015
U.S. Long Term Treasury Bond Fund — 1.3%
iShares 20+ Year Treasury Bond ETF	4,324	681,333
U.S. Medium Term Treasury Bond Funds — 8.6%
iShares 3-7 Year Treasury Bond ETF	14,075	1,870,708
iShares 7-10 Year Treasury Bond ETF(a)	21,230	2,548,874
Total U.S. Medium Term Treasury Bond Funds		4,419,582
U.S. REITS Funds — 6.0%
iShares U.S. Real Estate ETF	4,472	346,625
SPDR Dow Jones REIT ETF(a)	1,528	116,113
Vanguard Real Estate ETF	34,758	2,662,115
Total U.S. REITS Funds		3,124,853
U.S. Ultra Short-Term Bond Funds — 80.1%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	22,404	2,243,313
Invesco Treasury Collateral ETF	6,749	713,504
IQ Ultra Short Duration ETF†	260,763	12,952,098
iShares Short Treasury Bond ETF(a)	116,813	12,931,199
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	136,734	12,515,263
Total U.S. Ultra Short Term Bond Funds		41,355,377
Total Investment Companies (Cost $51,505,156)		51,523,160

	Shares	Value
Short-Term Investments — 24.6%
Money Market Funds — 24.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)(c)	12,588,896	$12,588,896
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%(b)	80,964	80,964
Total Short-Term Investments (Cost $12,669,860)		12,669,860
Total Investments — 124.4% (Cost $64,175,016)		64,193,020
Other Assets and Liabilities, Net — (24.4)%		(12,590,217)
Net Assets — 100.0%		$51,602,803

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $15,183,196; total market value of collateral held by the Fund was $15,532,782. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $2,943,886.

(b)
Reflects the 1-day yield at October 31, 2020.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Investment Companies	$51,523,160	$—	$—	$51,523,160
Short-Term Investments:
Money Market Funds	12,669,860	—	—	12,669,860
Total Investments in Securities	$64,193,020	$—	$—	$64,193,020

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ Real Return ETF (continued)

October 31, 2020 (unaudited)
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2020 is as follows:
Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2020	Value ($) at 10/31/2020
IQ Ultra Short Duration ETF	262,340	12,972,713	137,343	(214,457)	(3,700)	60,199	86,492	—	260,763	12,952,098
	262,340	12,972,713	137,343	(214,457)	(3,700)	60,199	86,492	—	260,763	12,952,098

For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Plus Bond U.S. ETF

October 31, 2020 (unaudited)
	Shares	Value
Investment Companies — 99.9%
Emerging Market Bond Funds — 5.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10,808	$1,189,096
Vanguard Emerging Markets Government Bond ETF	1,680	131,544
Total Emerging Market Bond Funds		1,320,640
High Yield Corporate Bond Funds — 15.7%
iShares iBoxx High Yield Corporate Bond ETF(a)	29,067	2,438,140
SPDR Bloomberg Barclays High Yield Bond ETF(a)	11,120	1,159,816
Xtrackers USD High Yield Corporate Bond ETF	11,866	570,636
Total High Yield Corporate Bond Funds		4,168,592
Investment Grade Corporate Bond Funds — 38.5%
iShares Broad USD Investment Grade Corporate Bond ETF	36,361	2,197,295
SPDR Portfolio Intermediate Term Corporate Bond ETF	26,939	988,123
SPDR Portfolio Long Term Corporate Bond ETF(a)	19,179	602,412
Vanguard Intermediate-Term Corporate Bond ETF	29,790	2,843,754
Vanguard Long-Term Corporate Bond ETF	33,874	3,579,804
Total Investment Grade Corporate Bond Funds		10,211,388
Mortgage Backed Securities Funds — 15.3%
iShares MBS ETF(a)	22,440	2,474,908
SPDR Portfolio Mortgage Backed Bond ETF	10,841	287,720
Vanguard Mortgage-Backed Securities ETF(a)	23,886	1,292,949
Total Mortgage Backed Securities Funds		4,055,577
Short Maturity Investment Grade Corporate Bond Fund — 11.4%
Vanguard Short-Term Corporate Bond ETF	36,521	3,023,208
U.S. Intermediate Term Treasury Bond Funds — 10.1%
Schwab Intermediate-Term U.S. Treasury ETF	15,449	899,904
Vanguard Intermediate-Term Treasury ETF	25,192	1,762,433
Total U.S. Intermediate Term Treasury Bond Funds		2,662,337

	Shares	Value
Investment Companies (continued)
U.S. Long Term Treasury Bond Funds — 3.4%
iShares 10-20 Year Treasury Bond ETF	620	$100,229
iShares 20+ Year Treasury Bond ETF	3,776	594,984
SPDR Portfolio Long Term Treasury ETF	2,453	110,704
Vanguard Long-Term Treasury ETF	1,060	102,015
Total U.S. Long Term Treasury Bond Funds		907,932
U.S. Short Term Treasury Bond Funds — 0.5%
Schwab Short-Term U.S. Treasury ETF	1,068	54,959
Vanguard Short-Term Treasury ETF	1,132	70,229
Total U.S. Short Term Treasury Bond Funds		125,188
Total Investment Companies
(Cost $26,949,121)		26,474,862
Short-Term Investments — 1.8%
Money Market Funds — 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)(c)	433,490	433,490
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%(b)	32,426	32,426
Total Short-Term Investments
(Cost $465,916)		465,916
Total Investments — 101.7%
(Cost $27,415,037)		26,940,778
Other Assets and Liabilities, Net — (1.7)%		(437,986)
Net Assets — 100.0%		$26,502,792

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,919,695; total market value of collateral held by the Fund was $8,079,407. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $7,645,917.

(b)
Reflects the 1-day yield at October 31, 2020.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Plus Bond U.S. ETF (continued)

October 31, 2020 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Investment Companies	$26,474,862	$—	$—	$26,474,862
Short-Term Investments:
Money Market Funds	465,916	—	—	465,916
Total Investments in Securities	$26,940,778	$—	$—	$26,940,778

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF

October 31, 2020 (unaudited)
	Principal Amount	Value
Long-Term Bonds 98.1%
Corporate Bonds — 87.1%
Consumer Discretionary — 11.4%
Adient US LLC
7.000%, due 5/15/26‡	$200,000	$213,000
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.250%, due 3/15/26‡	100,000	98,250
3.500%, due 2/15/23‡	158,000	160,567
3.500%, due 3/15/29‡	175,000	168,000
4.625%, due 1/15/27‡	265,000	274,937
4.875%, due 2/15/30‡	237,000	251,812
5.875%, due 2/15/28‡	182,000	193,375
7.500%, due 3/15/26‡	147,000	162,067
Allison Transmission, Inc.
5.000%, due 10/1/24‡	200,000	201,500
5.875%, due 6/1/29‡(a)	97,000	105,730
Churchill Downs, Inc.
4.750%, due 1/15/28‡	97,000	98,455
5.500%, due 4/1/27‡	155,000	159,650
Clarios Global LP
6.750%, due 5/15/25‡	90,000	95,175
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26‡	186,000	193,440
Ford Motor Co.
4.346%, due 12/8/26	100,000	101,500
4.750%, due 1/15/43	200,000	184,750
5.291%, due 12/8/46	100,000	94,250
8.500%, due 4/21/23	275,000	303,259
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	100,000	98,989
3.096%, due 5/4/23	500,000	492,442
3.350%, due 11/1/22	450,000	448,269
4.063%, due 11/1/24	450,000	450,988
4.271%, due 1/9/27	100,000	99,690
4.375%, due 8/6/23	100,000	101,485
4.687%, due 6/9/25	90,000	92,065
5.113%, due 5/3/29	50,000	51,685
5.125%, due 6/16/25	375,000	389,441
5.584%, due 3/18/24	100,000	105,068
5.596%, due 1/7/22	200,000	204,788
Series G, 4.389%, due 1/8/26	45,000	45,167
Gap, Inc. (The)
8.375%, due 5/15/23‡	100,000	111,500
8.625%, due 5/15/25‡	200,000	220,000
8.875%, due 5/15/27‡	240,000	273,600
Hanesbrands, Inc.
4.625%, due 5/15/24‡	179,000	186,384
4.875%, due 5/15/26‡	312,000	335,400
Hilton Domestic Operating Co., Inc.
4.250%, due 9/1/24	240,000	238,800
4.875%, due 1/15/30	246,000	253,380
5.125%, due 5/1/26	266,000	271,320
5.375%, due 5/1/25‡	90,000	92,925
5.750%, due 5/1/28‡	90,000	94,275
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25	163,000	164,426
4.875%, due 4/1/27	148,000	149,665
	Principal Amount	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
International Game Technology PLC
5.250%, due 1/15/29‡	$165,000	$163,763
6.250%, due 2/15/22‡	250,000	255,000
6.250%, due 1/15/27‡	125,000	132,812
6.500%, due 2/15/25‡	250,000	266,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	174,000	179,655
5.250%, due 6/1/26‡	228,000	235,410
L Brands, Inc.
6.875%, due 7/1/25‡	150,000	160,875
Lithia Motors, Inc.
4.375%, due 1/15/31‡	125,000	129,688
MGM Resorts International
5.750%, due 6/15/25	214,000	222,293
6.000%, due 3/15/23	175,000	181,563
7.750%, due 3/15/22	200,000	209,500
Penske Automotive Group, Inc.
3.500%, due 9/1/25	115,000	115,575
PetSmart, Inc.
5.875%, due 6/1/25‡	180,000	182,700
QVC, Inc.
4.375%, due 9/1/28	100,000	100,250
4.750%, due 2/15/27	140,000	142,800
Scientific Games International, Inc.
5.000%, due 10/15/25‡	250,000	250,000
Tesla, Inc.
5.300%, due 8/15/25‡	375,000	387,656
William Carter Co. (The)
5.500%, due 5/15/25‡	90,000	94,275
5.625%, due 3/15/27‡	90,000	94,388
Wyndham Hotels & Resorts, Inc.
4.375%, due 8/15/28‡	150,000	149,063
Yum! Brands, Inc.
3.625%, due 3/15/31	225,000	220,500
4.750%, due 1/15/30‡	167,000	179,108
7.750%, due 4/1/25‡	190,000	208,050
		12,292,643
Consumer Staples — 7.8%
B&G Foods, Inc.
5.250%, due 4/1/25	65,000	66,706
5.250%, due 9/15/27	165,000	169,537
Edgewell Personal Care Co.
5.500%, due 6/1/28‡	160,000	168,000
Energizer Holdings, Inc.
4.375%, due 3/31/29‡	175,000	176,750
4.750%, due 6/15/28‡	150,000	154,312
7.750%, due 1/15/27‡	97,000	105,245
Kraft Heinz Foods Co.
3.000%, due 6/1/26	300,000	306,301
3.750%, due 4/1/30‡	158,000	165,621
3.875%, due 5/15/27‡	225,000	237,033
3.950%, due 7/15/25	256,000	277,081
4.250%, due 3/1/31‡	200,000	216,525
4.375%, due 6/1/46	449,000	456,761
4.625%, due 1/30/29	168,000	186,844

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Consumer Staples (continued)
4.625%, due 10/1/39‡	$79,000	$83,711
4.875%, due 10/1/49‡	237,000	248,888
5.000%, due 7/15/35	163,000	187,215
5.000%, due 6/4/42	321,000	349,758
5.200%, due 7/15/45	261,000	287,483
5.500%, due 6/1/50‡	120,000	136,104
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	161,000	166,635
4.875%, due 11/1/26‡	175,000	181,344
4.875%, due 5/15/28‡	115,000	125,062
Mattel, Inc.
5.875%, due 12/15/27‡	140,000	151,725
Newell Brands, Inc.
4.350%, due 4/1/23	261,000	272,745
4.700%, due 4/1/26	448,000	477,120
4.875%, due 6/1/25	90,000	96,975
5.875%, due 4/1/36	110,000	128,975
6.000%, due 4/1/46	136,000	158,440
Performance Food Group, Inc.
5.500%, due 10/15/27‡	236,000	242,490
Pilgrim’s Pride Corp.
5.750%, due 3/15/25‡	205,000	209,612
5.875%, due 9/30/27‡	179,000	189,069
Post Holdings, Inc.
4.625%, due 4/15/30‡	270,000	277,088
5.000%, due 8/15/26‡	433,000	447,614
5.500%, due 12/15/29‡	157,000	169,364
5.625%, due 1/15/28‡	189,000	198,923
5.750%, due 3/1/27‡	389,000	407,477
Tempur Sealy International, Inc.
5.500%, due 6/15/26	146,000	150,745
TreeHouse Foods, Inc.
4.000%, due 9/1/28	125,000	125,625
US Foods, Inc.
6.250%, due 4/15/25‡	215,000	223,600
		8,380,503
Energy — 4.7%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, due 5/20/25	149,000	159,430
5.625%, due 5/20/24	148,000	157,250
5.750%, due 5/20/27	86,000	94,600
5.875%, due 8/20/26	148,000	162,060
Apache Corp.
4.750%, due 4/15/43	275,000	244,750
Cheniere Energy Partners LP
4.500%, due 10/1/29	320,000	326,000
5.250%, due 10/1/25	332,000	337,810
5.625%, due 10/1/26	240,000	245,400
Cheniere Energy, Inc.
4.625%, due 10/15/28‡	430,000	443,975
DCP Midstream Operating LP
5.375%, due 7/15/25	175,000	182,875
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, due 1/30/28‡	225,000	234,000
	Principal Amount	Value
Corporate Bonds (continued)
Energy (continued)
EQM Midstream Partners LP
4.125%, due 12/1/26	$125,000	$118,750
EQT Corp.
3.000%, due 10/1/22(a)	155,000	152,287
3.900%, due 10/1/27	275,000	264,000
Parsley Energy LLC / Parsley Finance Corp.
5.375%, due 1/15/25‡	225,000	230,062
5.625%, due 10/15/27‡	150,000	159,188
Sunoco LP / Sunoco Finance Corp.
4.875%, due 1/15/23	230,000	230,575
5.500%, due 2/15/26	160,000	160,800
6.000%, due 4/15/27	145,000	149,713
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, due 3/1/30‡	445,000	447,225
5.875%, due 4/15/26	400,000	408,000
WPX Energy, Inc.
4.500%, due 1/15/30	200,000	192,000
		5,100,750
Financials — 5.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, due 10/15/27‡	115,000	114,281
CIT Group, Inc.
4.750%, due 2/16/24	96,000	102,600
5.000%, due 8/15/22	236,000	249,570
5.250%, due 3/7/25	167,000	186,414
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, due 9/15/24	255,000	259,462
5.250%, due 5/15/27	225,000	232,875
6.250%, due 5/15/26	250,000	259,375
LPL Holdings, Inc.
5.750%, due 9/15/25‡	165,000	170,775
MSCI, Inc.
3.875%, due 2/15/31‡	200,000	209,000
4.000%, due 11/15/29‡	231,000	240,240
4.750%, due 8/1/26‡	176,000	182,600
5.375%, due 5/15/27‡	91,000	97,484
Navient Corp.
6.625%, due 7/26/21	140,000	142,800
OneMain Finance Corp.
5.625%, due 3/15/23	190,000	197,837
6.125%, due 5/15/22	237,000	246,480
6.125%, due 3/15/24	285,000	298,894
6.625%, due 1/15/28	350,000	382,813
6.875%, due 3/15/25	280,000	308,000
7.125%, due 3/15/26	350,000	388,062
8.875%, due 6/1/25	130,000	142,838
Quicken Loans LLC
5.250%, due 1/15/28‡	186,000	194,571
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.625%, due 3/1/29‡	125,000	123,145
3.875%, due 3/1/31‡	300,000	295,446

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Financials (continued)
Radian Group, Inc.
4.500%, due 10/1/24	$200,000	$201,750
4.875%, due 3/15/27	100,000	102,000
Refinitiv US Holdings, Inc.
6.250%, due 5/15/26‡	240,000	256,500
8.250%, due 11/15/26‡	330,000	358,050
		5,943,862
Health Care — 11.6%
Acadia Healthcare Co., Inc.
5.000%, due 4/15/29‡	100,000	103,000
5.500%, due 7/1/28‡	85,000	88,825
Avantor Funding, Inc.
4.625%, due 7/15/28‡	325,000	336,781
Bausch Health Cos., Inc.
5.500%, due 11/1/25‡	375,000	385,313
5.750%, due 8/15/27‡	100,000	106,750
Centene Corp.
3.000%, due 10/15/30	360,000	371,250
3.375%, due 2/15/30	650,000	674,375
4.250%, due 12/15/27	513,000	539,291
4.625%, due 12/15/29	730,000	793,875
5.375%, due 6/1/26‡	486,000	510,300
Charles River Laboratories International, Inc.
4.250%, due 5/1/28‡	97,000	101,365
DaVita, Inc.
3.750%, due 2/15/31‡	310,000	298,375
4.625%, due 6/1/30‡	380,000	385,700
Elanco Animal Health, Inc.
4.912%, due 8/27/21	72,000	73,617
5.272%, due 8/28/23	97,000	105,082
5.900%, due 8/28/28	172,000	199,950
Encompass Health Corp.
4.500%, due 2/1/28	163,000	166,871
4.750%, due 2/1/30	183,000	189,862
HCA, Inc.
3.500%, due 9/1/30	565,000	576,300
5.375%, due 2/1/25	609,000	675,229
5.375%, due 9/1/26	229,000	257,052
5.625%, due 9/1/28	331,000	384,787
5.875%, due 5/1/23	252,000	273,735
5.875%, due 2/15/26	334,000	377,002
5.875%, due 2/1/29	182,000	214,305
Hologic, Inc.
3.250%, due 2/15/29‡	210,000	211,050
IQVIA, Inc.
5.000%, due 10/15/26‡	184,000	190,670
5.000%, due 5/15/27‡	246,000	258,607
Jaguar Holding Co. II / PPD Development LP
4.625%, due 6/15/25‡	50,000	51,938
5.000%, due 6/15/28‡	200,000	208,000
Legacy LifePoint Health LLC
4.375%, due 2/15/27‡	148,000	147,075
6.750%, due 4/15/25‡	100,000	106,000
	Principal Amount	Value
Corporate Bonds (continued)
Health Care (continued)
MEDNAX, Inc.
5.250%, due 12/1/23‡	$150,000	$151,500
Molina Healthcare, Inc.
4.375%, due 6/15/28‡	195,000	199,388
5.375%, due 11/15/22	148,000	153,920
Select Medical Corp.
6.250%, due 8/15/26‡	257,000	271,135
Service Corp. International
3.375%, due 8/15/30	200,000	202,000
4.625%, due 12/15/27	70,000	73,763
5.125%, due 6/1/29	172,000	187,480
Teleflex, Inc.
4.250%, due 6/1/28‡	100,000	104,500
4.625%, due 11/15/27	100,000	105,500
Tenet Healthcare Corp.
4.625%, due 7/15/24	400,000	406,000
4.625%, due 9/1/24‡	117,000	119,633
4.625%, due 6/15/28‡	130,000	131,625
4.875%, due 1/1/26‡	459,000	467,033
5.125%, due 11/1/27‡	335,000	343,375
7.500%, due 4/1/25‡	150,000	162,375
		12,441,559
Industrials — 9.2%
ADT Security Corp. (The)
3.500%, due 7/15/22	300,000	303,750
4.875%, due 7/15/32‡	140,000	144,200
AECOM
5.125%, due 3/15/27	225,000	244,969
5.875%, due 10/15/24	165,000	180,881
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, due 7/15/26‡	425,000	444,656
American Builders & Contractors Supply Co., Inc.
4.000%, due 1/15/28‡	157,000	159,551
5.875%, due 5/15/26‡	87,000	90,262
Aramark Services, Inc.
4.750%, due 6/1/26	50,000	49,687
5.000%, due 4/1/25‡(a)	148,000	149,295
5.000%, due 2/1/28‡(a)	300,000	303,375
Brink’s Co. (The)
4.625%, due 10/15/27‡	120,000	122,700
Builders FirstSource, Inc.
5.000%, due 3/1/30‡	90,000	94,500
6.750%, due 6/1/27‡	235,000	252,038
Gartner, Inc.
3.750%, due 10/1/30‡	150,000	153,375
4.500%, due 7/1/28‡	225,000	234,000
Herc Holdings, Inc.
5.500%, due 7/15/27‡	256,000	261,760
Howmet Aerospace, Inc.
5.125%, due 10/1/24	260,000	273,000
6.875%, due 5/1/25	245,000	272,563
Lennar Corp.
4.125%, due 1/15/22	158,000	161,950
4.500%, due 4/30/24	148,000	159,285

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Industrials (continued)
4.750%, due 11/29/27	$182,000	$207,480
5.875%, due 11/15/24	170,000	191,250
Picasso Finance Sub, Inc.
6.125%, due 6/15/25‡	140,000	147,350
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27‡	200,000	194,500
5.250%, due 4/15/24‡	163,000	170,539
5.750%, due 4/15/26‡	311,000	331,215
PulteGroup, Inc.
5.000%, due 1/15/27	154,000	175,945
5.500%, due 3/1/26	146,000	168,448
Signature Aviation US Holdings, Inc.
4.000%, due 3/1/28‡	200,000	193,500
Standard Industries, Inc.
3.375%, due 1/15/31‡	250,000	243,750
4.375%, due 7/15/30‡	250,000	257,500
4.750%, due 1/15/28‡	186,000	194,370
5.000%, due 2/15/27‡	200,000	206,500
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, due 1/15/29‡	175,000	180,250
Taylor Morrison Communities, Inc.
5.125%, due 8/1/30‡	100,000	108,250
5.875%, due 6/15/27‡	220,000	243,650
Toll Brothers Finance Corp.
4.875%, due 3/15/27	76,000	85,880
TransDigm, Inc.
6.250%, due 3/15/26‡	1,000,000	1,042,500
United Rentals North America, Inc.
3.875%, due 2/15/31	225,000	227,250
4.000%, due 7/15/30	200,000	204,000
4.875%, due 1/15/28	336,000	352,800
5.250%, due 1/15/30	162,000	175,568
5.500%, due 5/15/27	242,000	257,125
5.875%, due 9/15/26	177,000	186,071
Williams Scotsman International, Inc.
4.625%, due 8/15/28‡	125,000	125,625
		9,927,113
Information Technology — 4.3%
Black Knight InfoServ LLC
3.625%, due 9/1/28‡	200,000	202,000
BY Crown Parent LLC / BY Bond Finance, Inc.
4.250%, due 1/31/26‡	175,000	178,937
CDK Global, Inc.
4.875%, due 6/1/27	145,000	150,437
5.250%, due 5/15/29‡	92,000	98,440
5.875%, due 6/15/26	76,000	79,135
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	200,000	199,000
4.125%, due 5/1/25	175,000	181,781
4.250%, due 4/1/28	97,000	100,031
CommScope, Inc.
5.500%, due 3/1/24‡	238,000	243,355
6.000%, due 3/1/26‡	321,000	332,235
	Principal Amount	Value
Corporate Bonds (continued)
Information Technology (continued)
EMC Corp.
3.375%, due 6/1/23	$179,000	$182,580
Microchip Technology, Inc.
4.250%, due 9/1/25‡	235,000	243,225
NCR Corp.
5.000%, due 10/1/28‡	100,000	99,250
5.250%, due 10/1/30‡	100,000	100,000
5.750%, due 9/1/27‡	142,000	146,260
6.125%, due 9/1/29‡	94,000	99,170
PTC, Inc.
3.625%, due 2/15/25‡	83,000	84,038
4.000%, due 2/15/28‡	104,000	107,120
Qorvo, Inc.
3.375%, due 4/1/31‡	175,000	176,750
4.375%, due 10/15/29	173,000	185,110
Sensata Technologies, Inc.
3.750%, due 2/15/31‡	175,000	172,813
4.375%, due 2/15/30‡	110,000	115,088
SS&C Technologies, Inc.
5.500%, due 9/30/27‡	410,000	435,625
Western Digital Corp.
4.750%, due 2/15/26	512,000	551,680
Xerox Corp.
4.375%, due 3/15/23	180,000	187,200
		4,651,260
Materials — 5.6%
Alcoa Nederland Holding BV
5.500%, due 12/15/27‡	175,000	184,406
6.125%, due 5/15/28‡	93,000	99,510
Arconic Corp.
6.000%, due 5/15/25‡	150,000	158,812
6.125%, due 2/15/28‡	150,000	157,500
Avient Corp.
5.750%, due 5/15/25‡	140,000	147,350
Axalta Coating Systems LLC
4.875%, due 8/15/24‡	100,000	101,875
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, due 6/15/27‡	125,000	131,250
Ball Corp.
2.875%, due 8/15/30	300,000	294,574
4.875%, due 3/15/26	104,000	116,220
5.250%, due 7/1/25	317,000	358,210
Berry Global, Inc.
4.500%, due 2/15/26‡	89,000	90,224
4.875%, due 7/15/26‡	312,000	326,852
5.625%, due 7/15/27‡	97,000	101,365
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	181,000	188,240
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	182,000	188,825
Freeport-McMoRan, Inc.
4.125%, due 3/1/28	90,000	92,250
4.250%, due 3/1/30	130,000	136,175

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Materials (continued)
4.375%, due 8/1/28	$140,000	$145,600
4.625%, due 8/1/30	180,000	194,400
5.000%, due 9/1/27	147,000	153,615
5.250%, due 9/1/29	147,000	158,760
5.450%, due 3/15/43	415,000	472,062
Graphic Packaging International LLC
3.500%, due 3/15/28‡	80,000	80,000
Novelis Corp.
4.750%, due 1/30/30‡	341,000	345,689
5.875%, due 9/30/26‡	314,000	324,598
Olin Corp.
5.125%, due 9/15/27	300,000	306,000
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27‡	145,000	155,513
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.000%, due 10/15/27‡	200,000	202,000
Sealed Air Corp.
4.000%, due 12/1/27‡	79,000	82,753
Valvoline, Inc.
4.250%, due 2/15/30‡	115,000	117,300
4.375%, due 8/15/25	200,000	205,750
WR Grace & Co-Conn
4.875%, due 6/15/27‡	150,000	156,000
		5,973,678
Media — 13.5%
AMC Networks, Inc.
4.750%, due 8/1/25(a)	166,000	166,000
5.000%, due 4/1/24	174,000	174,870
ANGI Group LLC
3.875%, due 8/15/28‡	125,000	122,969
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, due 3/1/23‡	50,000	50,312
4.250%, due 2/1/31‡	425,000	434,562
4.500%, due 8/15/30‡	412,000	427,965
4.500%, due 5/1/32‡	570,000	588,525
4.750%, due 3/1/30‡	418,000	439,422
5.000%, due 2/1/28‡	571,000	600,977
5.125%, due 5/1/27‡	395,000	414,750
5.375%, due 6/1/29‡	171,000	184,252
CSC Holdings LLC
3.375%, due 2/15/31‡	100,000	96,125
4.125%, due 12/1/30‡	125,000	126,562
4.625%, due 12/1/30‡	710,000	708,225
5.375%, due 2/1/28‡	230,000	244,375
5.500%, due 4/15/27‡	158,000	166,295
5.750%, due 1/15/30‡	433,000	461,686
6.500%, due 2/1/29‡	199,000	220,641
6.750%, due 11/15/21	128,000	133,920
7.500%, due 4/1/28‡	516,000	565,020
DISH DBS Corp.
5.000%, due 3/15/23	339,000	341,542
5.875%, due 7/15/22	424,000	436,190
6.750%, due 6/1/21	469,000	478,380
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Gray Television, Inc.
4.750%, due 10/15/30‡	$175,000	$172,375
5.875%, due 7/15/26‡	158,000	164,320
Lamar Media Corp.
4.000%, due 2/15/30	100,000	101,000
Live Nation Entertainment, Inc.
6.500%, due 5/15/27‡	245,000	263,375
Match Group Holdings II LLC
4.125%, due 8/1/30‡	94,000	95,997
4.625%, due 6/1/28‡	90,000	93,150
5.000%, due 12/15/27‡	140,000	145,950
Netflix, Inc.
3.625%, due 6/15/25‡	75,000	77,813
4.375%, due 11/15/26	244,000	265,045
4.875%, due 4/15/28	280,000	314,300
4.875%, due 6/15/30‡	331,000	377,340
5.375%, due 11/15/29‡	186,000	217,388
5.500%, due 2/15/22	159,000	166,553
5.875%, due 2/15/25	202,000	227,755
5.875%, due 11/15/28	354,000	422,145
6.375%, due 5/15/29	181,000	222,404
Nexstar Broadcasting, Inc.
4.750%, due 11/1/28‡	200,000	202,500
5.625%, due 7/15/27‡	399,000	415,958
Nielsen Co. Luxembourg SARL (The)
5.000%, due 2/1/25‡	139,000	142,823
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, due 9/15/26‡	200,000	200,750
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	224,000	225,960
4.125%, due 7/1/30‡	330,000	338,663
4.625%, due 7/15/24‡	330,000	339,900
5.000%, due 8/1/27‡	329,000	343,805
5.375%, due 7/15/26‡	229,000	238,446
5.500%, due 7/1/29‡	266,000	289,608
TEGNA, Inc.
4.625%, due 3/15/28‡	217,000	213,745
4.750%, due 3/15/26‡	125,000	128,750
5.000%, due 9/15/29(a)	231,000	233,310
WMG Acquisition Corp.
3.875%, due 7/15/30‡	250,000	250,938
		14,475,631
Real Estate — 3.6%
ESH Hospitality, Inc.
4.625%, due 10/1/27‡	150,000	147,375
HAT Holdings I LLC / HAT Holdings II LLC
5.250%, due 7/15/24‡	100,000	103,625
Iron Mountain, Inc.
4.875%, due 9/15/27‡	232,000	236,640
4.875%, due 9/15/29‡	171,000	171,855
5.000%, due 7/15/28‡	400,000	408,000
5.250%, due 3/15/28‡	171,000	175,275
5.250%, due 7/15/30‡	100,000	102,250
5.625%, due 7/15/32‡	325,000	334,750

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Real Estate (continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
4.500%, due 9/1/26	$95,000	$96,425
4.625%, due 6/15/25‡	200,000	203,000
5.625%, due 5/1/24(a)	251,000	263,236
5.750%, due 2/1/27	159,000	171,322
SBA Communications Corp.
3.875%, due 2/15/27‡	297,000	301,455
4.000%, due 10/1/22	100,000	100,875
VICI Properties LP / VICI Note Co., Inc.
3.500%, due 2/15/25‡	153,000	153,765
3.750%, due 2/15/27‡	158,000	158,395
4.125%, due 8/15/30‡	230,000	232,875
4.250%, due 12/1/26‡	261,000	265,568
4.625%, due 12/1/29‡	202,000	209,828
		3,836,514
Telecommunication Services — 5.4%
Cablevision Lightpath LLC
3.875%, due 9/15/27‡	100,000	99,250
CenturyLink, Inc.
4.000%, due 2/15/27‡	257,000	261,819
5.125%, due 12/15/26‡	301,000	307,772
5.800%, due 3/15/22	174,000	180,960
6.450%, due 6/15/21	264,000	270,270
7.500%, due 4/1/24	241,000	264,497
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	158,000	171,430
Level 3 Financing, Inc.
3.625%, due 1/15/29‡	150,000	145,125
4.250%, due 7/1/28‡	275,000	279,125
4.625%, due 9/15/27‡	176,000	179,520
Sprint Capital Corp.
6.875%, due 11/15/28	263,000	332,695
8.750%, due 3/15/32	284,000	424,935
Sprint Communications, Inc.
6.000%, due 11/15/22	254,000	271,145
Sprint Corp.
7.125%, due 6/15/24	258,000	296,700
7.250%, due 9/15/21	261,000	271,440
7.625%, due 2/15/25	321,000	379,181
7.625%, due 3/1/26	125,000	152,188
7.875%, due 9/15/23	559,000	637,260
T-Mobile USA, Inc.
4.000%, due 4/15/22	140,000	144,200
4.750%, due 2/1/28	136,000	145,180
5.125%, due 4/15/25	90,000	92,138
5.375%, due 4/15/27	93,000	99,278
ViaSat, Inc.
5.625%, due 4/15/27‡	148,000	155,030
Zayo Group Holdings, Inc.
4.000%, due 3/1/27‡	305,000	298,900
		5,860,038

	Principal Amount	Value
Corporate Bonds (continued)
Transportation — 0.6%
Delta Air Lines, Inc.
3.625%, due 3/15/22	$200,000	$195,500
XPO Logistics, Inc.
6.250%, due 5/1/25‡	230,000	244,375
6.750%, due 8/15/24‡	231,000	244,571
		684,446
Utilities — 3.9%
AES Corp. (The)
5.125%, due 9/1/27	95,000	101,531
Calpine Corp.
4.500%, due 2/15/28‡	266,000	269,990
4.625%, due 2/1/29‡	400,000	404,000
5.125%, due 3/15/28‡	295,000	303,850
5.250%, due 6/1/26‡	236,000	242,195
Clearway Energy Operating LLC
4.750%, due 3/15/28‡	153,000	161,032
5.750%, due 10/15/25	180,000	188,550
DPL, Inc.
4.125%, due 7/1/25‡	75,000	78,000
NextEra Energy Operating Partners LP
3.875%, due 10/15/26‡	97,000	100,826
4.250%, due 7/15/24‡	178,000	186,900
4.250%, due 9/15/24‡	130,000	135,525
4.500%, due 9/15/27‡	100,000	109,500
NRG Energy, Inc.
5.250%, due 6/15/29‡	172,000	186,835
5.750%, due 1/15/28	197,000	212,021
6.625%, due 1/15/27	247,000	259,350
TerraForm Power Operating LLC
4.250%, due 1/31/23‡	202,000	206,545
4.750%, due 1/15/30‡	128,000	137,600
5.000%, due 1/31/28‡	145,000	159,681
Vistra Operations Co. LLC
5.000%, due 7/31/27‡	255,000	265,838
5.500%, due 9/1/26‡	241,000	250,038
5.625%, due 2/15/27‡	247,000	258,115
		4,217,922
Total Corporate Bonds (Cost $92,195,247)		93,785,919
Foreign Bonds — 11.0%
Consumer Discretionary — 1.9%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28‡	182,000	183,820
4.000%, due 10/15/30‡	300,000	298,500
4.250%, due 5/15/24‡	317,000	323,340
4.375%, due 1/15/28‡	148,000	149,850
5.750%, due 4/15/25‡	90,000	95,850
Fiat Chrysler Automobiles NV, (United Kingdom)
5.250%, due 4/15/23	326,000	344,745
Parkland Corp., (Canada)
5.875%, due 7/15/27‡	92,000	94,875
6.000%, due 4/1/26‡	94,000	97,525

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Foreign Bonds (continued)
Consumer Discretionary (continued)
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, (Canada)
7.000%, due 7/15/26‡	$185,000	$194,712
ZF North America Capital, Inc., (Germany)
4.750%, due 4/29/25‡	235,000	243,225
		2,026,442
Consumer Staples — 0.8%
JBS USA LUX SA / JBS USA Finance, Inc., (Brazil)
6.750%, due 2/15/28‡	255,000	279,863
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Brazil)
5.500%, due 1/15/30‡	256,000	279,040
6.500%, due 4/15/29‡	280,000	314,300
		873,203
Energy — 0.6%
Cenovus Energy, Inc., (Canada)
4.250%, due 4/15/27	200,000	203,500
5.250%, due 6/15/37	125,000	122,500
5.400%, due 6/15/47	180,000	177,750
Methanex Corp., (Canada)
5.125%, due 10/15/27	150,000	152,250
		656,000
Industrials — 1.2%
Garda World Security Corp., (Canada)
4.625%, due 2/15/27‡	94,000	92,355
GFL Environmental, Inc., (Canada)
3.750%, due 8/1/25‡	150,000	150,000
5.125%, due 12/15/26‡	243,000	254,239
Mattamy Group Corp., (Canada)
4.625%, due 3/1/30‡	145,000	147,719
5.250%, due 12/15/27‡	93,000	98,347
Rolls-Royce PLC, (United Kingdom)
3.625%, due 10/14/25‡	200,000	189,817
Vertical US Newco, Inc., (Germany)
5.250%, due 7/15/27‡	325,000	333,531
		1,266,008
Information Technology — 1.0%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	81,000	82,721
4.375%, due 6/12/27	138,000	145,935
Open Text Corp., (Canada)
3.875%, due 2/15/28‡	188,000	190,820
5.875%, due 6/1/26‡	155,000	161,200
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30‡	222,000	230,880
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	238,000	245,438
		1,056,994

	Principal Amount	Value
Foreign Bonds (continued)
Materials — 2.1%
ArcelorMittal SA, (Luxembourg)
3.600%, due 7/16/24	$155,000	$161,200
4.250%, due 7/16/29	200,000	211,250
4.550%, due 3/11/26	40,000	42,900
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.125%, due 8/15/26‡	323,000	331,075
5.250%, due 4/30/25‡	150,000	156,937
5.250%, due 8/15/27‡	357,000	367,036
FMG Resources August 2006 Pty Ltd., (Australia)
4.500%, due 9/15/27‡	152,000	161,500
4.750%, due 5/15/22‡	184,000	187,680
5.125%, due 3/15/23‡	65,000	67,681
5.125%, due 5/15/24‡(a)	148,000	157,805
OCI NV, (Netherlands)
5.250%, due 11/1/24‡	125,000	127,813
Trivium Packaging Finance BV, (Netherlands)
5.500%, due 8/15/26‡	230,000	240,350
		2,213,227
Media — 1.9%
Telenet Finance Luxembourg Notes SARL, (Belgium)
5.500%, due 3/1/28‡	200,000	210,000
UPC Holding BV, (Netherlands)
5.500%, due 1/15/28‡	100,000	103,000
Videotron Ltd., (Canada)
5.125%, due 4/15/27‡	146,000	154,395
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30‡	175,000	173,906
Virgin Media Secured Finance PLC, (United Kingdom)
4.500%, due 8/15/30‡	150,000	155,250
5.500%, due 8/15/26‡	87,000	90,480
5.500%, due 5/15/29‡	315,000	336,656
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30‡	90,000	92,362
6.000%, due 1/15/27‡	158,000	164,123
Ziggo BV, (Netherlands)
4.875%, due 1/15/30‡	147,000	152,329
5.500%, due 1/15/27‡	426,000	440,910
		2,073,411
Telecommunication Services — 1.5%
Altice France SA, (France)
5.500%, due 1/15/28‡	242,000	244,420
Telecom Italia Capital SA, (Italy)
6.000%, due 9/30/34	237,000	274,624
7.200%, due 7/18/36	197,000	247,974
7.721%, due 6/4/38	217,000	295,391
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24‡	285,000	307,460

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Foreign Bonds (continued)
Telecommunication Services (continued)
Vmed O2 UK Financing I PLC, (United Kingdom)
4.250%, due 1/31/31‡	$300,000	$300,000
		1,669,869
Total Foreign Bonds (Cost $11,615,540)		11,835,154
Short-Term Investments — 3.1%
	Shares
Money Market Funds — 3.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)	2,355,055	2,355,055
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)(c)	968,842	968,842
Total Short-Term Investments (Cost $3,323,897)		3,323,897
	Shares	Value
Total Investments — 101.2% (Cost $107,134,684)		$108,944,970
Other Assets and Liabilities, Net — (1.2)%		(1,306,236)
Net Assets — 100.0%		$107,638,734

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended. The total market value of 144A securities held was $61,280,102, 56.9% of net asset value.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,103,682; total market value of collateral held by the Fund was $1,140,772. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $171,930.

(b)
Reflects the 1-day yield at October 31, 2020.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$—	$93,785,919	$—	$93,785,919
Foreign Bonds	—	11,835,154	—	11,835,154
Short-Term Investments:
Money Market Funds	3,323,897	—	—	3,323,897
Total Investments in Securities	$3,323,897	$105,621,073	$—	$108,944,970

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks — 71.2%
Communication Services — 6.5%
Cincinnati Bell, Inc.*	953,724	$14,353,546
GCI Liberty, Inc., Class A*	118,952	9,662,471
Leyou Technologies Holdings Ltd.*	3,043,634	1,283,414
Sunrise Communications Group AG‡*(a)	196,246	23,616,752
Total Communication Services		48,916,183
Consumer Discretionary — 20.6%
Grubhub, Inc.*	512,004	37,867,816
NetEnt AB*	3,866,340	36,703,766
Tiffany & Co.	307,443	40,225,842
William Hill PLC*	10,981,597	38,962,629
Total Consumer Discretionary		153,760,053
Consumer Staples — 0.3%
METRO AG	224,262	2,199,569
Energy — 2.8%
WPX Energy, Inc.*	4,481,709	20,660,678
Financials — 7.9%
Dime Community Bancshares, Inc.	208,919	2,642,825
Hastings Group Holdings PLC‡	659,879	2,127,940
Hitachi Capital Corp.	222,511	4,682,650
National General Holdings Corp.	517,424	17,576,893
Willis Towers Watson PLC	175,487	32,022,868
Total Financials		59,053,176
Health Care — 9.8%
Varian Medical Systems, Inc.*	222,480	38,444,544
Wright Medical Group NV*(a)	1,121,720	34,313,415
Total Health Care		72,757,959
Industrials — 7.6%
BMC Stock Holdings, Inc.*	92,841	3,675,575
CoreLogic, Inc.	515,046	39,622,489
G4S PLC*	2,531,189	6,679,842
Neles OYJ	495,724	6,637,717
Total Industrials		56,615,623
Information Technology — 12.7%
Fitbit, Inc., Class A*	4,481,915	31,552,681
Maxim Integrated Products, Inc.	621,244	43,269,645
MobileIron, Inc.*	1,652,242	11,631,784
Virtusa Corp.*	157,796	7,937,139
Total Information Technology		94,391,249
Materials — 1.4%
Highland Gold Mining Ltd.	2,705,245	10,479,657
Real Estate — 1.6%
Jernigan Capital, Inc.	97,744	1,689,994
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Northview Apartment Real Estate Investment Trust, Class Trust Unit	370,794	$10,044,684
Total Real Estate		11,734,678
Total Common Stocks
(Cost $520,019,141)		530,568,825
Investment Companies — 9.4%
U.S. Ultra Short Term Bond Funds — 9.4%
IQ Ultra Short Duration ETF†	40,648	2,018,986
iShares Short Treasury Bond ETF(a)	299,285	33,130,849
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	377,335	34,537,473
Total U.S. Ultra Short Term Bond Funds		69,687,308
Total Investment Companies (Cost $69,678,817)		69,687,308
Short-Term Investments — 22.0%
Money Market Funds — 22.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)(c)	17,090,918	17,090,918
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%(b)	146,964,217	146,964,217
Total Short-Term Investments (Cost $164,055,135)		164,055,135
Total Investments — 102.6% (Cost $753,753,093)		764,311,268
Other Assets and Liabilities, Net — (2.6)%		(19,964,496)
Net Assets — 100.0%		$744,346,772

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended. The total market value of 144A securities held was $25,744,692, 3.5% of net asset value.

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $50,544,862; total market value of collateral held by the Fund was $51,258,153. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $34,167,235.

(b)
Reflects the 1-day yield at October 31, 2020.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2020 (unaudited)
Total Return Swap contracts outstanding at October 31, 2020:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Communication Services Select Sector SPDR Fund	Bank of America	1-Month LIBOR	8/31/2021	Monthly	$(4,835,693)	$—
Communication Services Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.35	2/02/2022	Monthly	(4,835,634)	—
Financial Select Sector SPDR Fund	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(18,078,555)	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2022	Monthly	(18,078,555)	—
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	2/02/2022	Monthly	(3,888,262)	—
iShares MSCI Japan ETF	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(2,549,340)	—
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2022	Monthly	(2,549,340)	—
iShares PHLX Semiconductor ETF	Morgan Stanley	1-Day FEDEF - 1.34%	2/02/2022	Monthly	(41,926,519)	—
SPDR S&P Oil & Gas Exploration & Production ETF	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(10,542,035)	—
SPDR S&P Oil & Gas Exploration & Production ETF	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2022	Monthly	(10,542,035)	—
SPDR S&P Regional Banking ETF	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(1,285,320)	—
SPDR S&P Regional Banking ETF	Morgan Stanley	1-Day FEDEF - 0.75%	2/02/2022	Monthly	(1,285,320)	—
Vanguard FTSE Europe ETF	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(32,984,640)	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	2/02/2022	Monthly	(32,984,640)	—
						$—
At October 31, 2020 Morgan Stanley has pledged $111 in cash which is invested in the Blackrock Treasury Trust Institutional Shares as collateral for total return swap contracts. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.

(e)
Reflects the value at reset date of October 31, 2020.

Abbreviations
FEDEF — Federal Funds Effective Rate
LIBOR — London InterBank Offered Rate
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$530,568,825	$—	$—	$530,568,825
Investment Companies	69,687,308	—	—	69,687,308
Short-Term Investments:
Money Market Funds	164,055,135	—	—	164,055,135
Total Investments in Securities	764,311,268	—	—	764,311,268
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$764,311,268	$—	$—	$764,311,268
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedules of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2020 (unaudited)
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2020 is as follows:
Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2020	Value ($) at 10/31/2020
IQ Ultra Short Duration ETF	59,392	2,936,934	2,617,753	(3,564,852)	28,991	160	22,488	—	40,648	2,018,986

For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks — 89.4%
Australia — 7.7%
BHP Group Ltd.	18,859	$447,373
Evolution Mining Ltd.	16,079	62,555
Fortescue Metals Group Ltd.	9,979	121,725
GrainCorp Ltd., Class A*	3,402	8,457
IGO Ltd.	6,565	20,470
Iluka Resources Ltd.	1,623	5,870
Inghams Group Ltd.(a)	13,739	27,594
Mineral Resources Ltd.	714	12,515
New Hope Corp., Ltd.	21,270	15,982
Newcrest Mining Ltd.	7,809	160,348
Northern Star Resources Ltd.	8,369	87,275
OceanaGold Corp.*	8,071	10,533
OZ Minerals Ltd.	1,275	13,305
Perseus Mining Ltd.*	11,659	9,948
Regis Resources Ltd.	5,019	14,627
Rio Tinto PLC	4,977	280,384
Saracen Mineral Holdings Ltd.*	10,105	40,023
South32 Ltd.	19,775	28,191
St. Barbara Ltd.	6,882	12,807
Washington H Soul Pattinson & Co., Ltd.(a)	6,773	120,526
Whitehaven Coal Ltd.	26,087	19,510
Woodside Petroleum Ltd.	2,798	34,425
Total Australia		1,554,443
Austria — 0.2%
OMV AG	909	20,859
voestalpine AG(a)	586	16,280
Total Austria		37,139
Belgium — 0.2%
Umicore SA	875	33,676
Brazil — 1.4%
Wheaton Precious Metals Corp.	3,942	180,758
Yara International ASA	2,720	94,614
Total Brazil		275,372
Burkina Faso — 0.1%
IAMGOLD Corp.*	5,002	18,307
Canada — 12.4%
Agnico Eagle Mines Ltd.	2,428	192,058
Alamos Gold, Inc., Class A	3,859	35,223
B2Gold Corp.	11,564	74,327
Barrick Gold Corp.	15,724	420,061
Canadian Natural Resources Ltd.	4,138	65,793
Enbridge, Inc.	4,796	132,044
First Majestic Silver Corp.*	2,159	22,070
Imperial Oil Ltd.	2,668	35,457
Kinross Gold Corp.	13,381	106,378
Kirkland Lake Gold Ltd.	1,956	89,046
Labrador Iron Ore Royalty Corp.	239	4,390
Maple Leaf Foods, Inc.	3,797	69,085
Norbord, Inc.	3,930	129,010
Nutrien Ltd.	5,929	240,833
Osisko Gold Royalties Ltd.	1,473	16,461
Pan American Silver Corp.	2,461	78,148
Pembina Pipeline Corp.	1,948	40,747
Pretium Resources, Inc.*	1,969	23,997
	Shares	Value
Common Stocks (continued)
Canada (continued)
Sandstorm Gold Ltd.*	1,760	$12,989
SSR Mining, Inc.*	2,581	47,735
Suncor Energy, Inc.	4,900	55,235
TC Energy Corp.	2,039	80,193
Teck Resources Ltd., Class B	17,061	224,051
Torex Gold Resources, Inc.*	995	13,402
TransAlta Corp.	9,320	55,220
Wesdome Gold Mines Ltd.*	1,424	14,087
West Fraser Timber Co., Ltd.	2,887	133,789
Westshore Terminals Investment Corp.	1,764	17,715
Yamana Gold, Inc.	11,356	63,110
Total Canada		2,492,654
Chile — 0.3%
Antofagasta PLC	3,038	40,440
Lundin Mining Corp.	3,063	18,493
Total Chile		58,933
China — 9.1%
Ausnutria Dairy Corp., Ltd.*	54,530	77,771
China Coal Energy Co., Ltd., Class H	360,058	87,753
China Hongqiao Group Ltd.	32,891	23,752
China Molybdenum Co., Ltd., Class H	87,752	31,797
China Petroleum & Chemical Corp., Class H	220,703	85,665
China Shenhua Energy Co., Ltd., Class H	422,094	729,358
CNOOC Ltd.	107,132	97,256
COFCO Joycome Foods Ltd.	118,338	38,455
Dali Foods Group Co., Ltd.‡	112,707	69,762
Guangdong Investment Ltd.	34,710	51,383
MMG Ltd.*	34,955	8,249
PetroChina Co., Ltd., Class H	355,510	99,481
Southern Energy Holdings Group Ltd.*(b)	53,183	4,663
Wilmar International Ltd.	69,084	204,393
Zhaojin Mining Industry Co., Ltd., Class H	32,309	41,455
Zijin Mining Group Co., Ltd., Class H	255,548	184,868
Total China		1,836,061
Egypt — 0.1%
Centamin PLC	10,763	17,250
Finland — 4.3%
Kemira OYJ	4,251	52,538
Neste OYJ(a)	1,642	85,459
Stora Enso OYJ, Class R	19,579	285,652
UPM-Kymmene OYJ	12,635	357,056
Valmet OYJ	3,834	91,464
Total Finland		872,169
France — 1.6%
Suez SA	5,218	95,549
TOTAL SE	5,185	155,946
Veolia Environnement SA	4,051	75,454
Total France		326,949
Germany — 0.3%
Aurubis AG	155	9,920
Suedzucker AG	1,920	27,643
Uniper SE	805	24,061
Total Germany		61,624

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Hong Kong — 0.0%(c)
Nissin Foods Co., Ltd.	9,487	$8,894
Indonesia — 0.3%
First Pacific Co., Ltd.	56,908	17,612
First Resources Ltd.	18,452	16,351
Golden Agri-Resources Ltd.	160,128	16,534
Total Indonesia		50,497
Italy — 0.3%
Eni SpA	8,021	56,162
Ivory Coast — 0.1%
Endeavour Mining Corp.*	1,162	28,480
Japan — 2.9%
Fuji Oil Holdings, Inc.	715	22,570
Hoshizaki Corp.	444	35,379
Inpex Corp.	4,110	19,343
Itoham Yonekyu Holdings, Inc.	9,207	61,474
JFE Holdings, Inc.*	2,499	17,403
Kewpie Corp.	1,140	23,315
NH Foods Ltd.	3,705	151,333
Nichirei Corp.	1,041	26,169
Nippon Flour Mills Co., Ltd.	634	10,152
Nippon Steel Corp.*	3,684	35,469
Nisshin Oillio Group Ltd. (The)	265	7,595
Nisshin Seifun Group, Inc.(a)	2,613	39,268
Prima Meat Packers Ltd.	1,514	42,984
Sumitomo Metal Mining Co., Ltd.	1,014	31,262
Toyo Suisan Kaisha Ltd.	726	36,113
UACJ Corp.	180	2,832
Yamazaki Baking Co., Ltd.(a)	1,532	25,147
Total Japan		587,808
Kazakhstan — 0.1%
KAZ Minerals PLC	1,738	14,158
Kyrgyzstan — 0.1%
Centerra Gold, Inc.	2,658	23,204
Luxembourg — 0.3%
ArcelorMittal SA*	4,600	62,435
Mexico — 0.4%
Fresnillo PLC	5,862	88,112
Netherlands — 1.3%
OCI NV*(a)	2,532	30,349
Royal Dutch Shell PLC, Class B	18,362	220,564
Total Netherlands		250,913
New Zealand — 0.4%
Fletcher Building Ltd.*	27,267	73,885
Norway — 0.6%
Equinor ASA	7,303	92,636
Norsk Hydro ASA*	8,215	22,972
Total Norway		115,608
Peru — 0.9%
Hochschild Mining PLC*	6,733	19,153
	Shares	Value
Common Stocks (continued)
Peru (continued)
Hudbay Minerals, Inc.	1,033	$4,656
Nexa Resources SA(a)	851	5,149
Southern Copper Corp.	2,812	147,180
Total Peru		176,138
Portugal — 0.3%
Galp Energia SGPS SA	1,824	14,775
Navigator Co. SA (The)*	19,652	43,288
Total Portugal		58,063
Russia — 0.7%
Evraz PLC	6,482	30,130
Highland Gold Mining Ltd.	3,409	13,206
Polymetal International PLC	3,576	75,807
United Co. RUSAL International PJSC*	67,342	25,270
Total Russia		144,413
Singapore — 0.2%
Olam International Ltd.	33,578	31,476
South Africa — 0.6%
Anglo American PLC	4,978	116,579
Spain — 0.2%
Ebro Foods SA	1,235	27,650
Repsol SA	3,252	20,228
Total Spain		47,878
Sweden — 1.0%
AAK AB*	2,310	45,000
Boliden AB	937	25,601
Holmen AB, B Shares	3,498	132,593
Total Sweden		203,194
Switzerland — 0.3%
Aryzta AG*	20,570	10,350
Bell Food Group AG	209	53,017
Total Switzerland		63,367
Turkey — 0.1%
Eldorado Gold Corp.*	1,958	24,524
United Kingdom — 2.1%
BP PLC	44,499	113,118
Cranswick PLC	1,626	67,656
Greggs PLC*	1,177	19,586
Hilton Food Group PLC	2,704	40,557
Severn Trent PLC	1,456	45,747
Spirax-Sarco Engineering PLC	428	62,424
Tate & Lyle PLC	4,494	34,586
United Utilities Group PLC	4,041	45,113
Total United Kingdom		428,787
United States — 38.3%
Alcoa Corp.*	1,274	16,460
American Water Works Co., Inc.	1,017	153,069
Andersons, Inc. (The)	282	6,117
Arch Resources, Inc.	615	18,788
Archer-Daniels-Midland Co.	5,171	239,107
Armstrong World Industries, Inc.	1,289	77,211

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
Baker Hughes Co.	1,829	$27,014
Builders FirstSource, Inc.*	4,588	139,016
Bunge Ltd.	1,407	79,819
Campbell Soup Co.	2,560	119,475
Carpenter Technology Corp.	275	4,807
Cheniere Energy, Inc.*	714	34,179
Chevron Corp.	4,451	309,345
Cleveland-Cliffs, Inc.(a)	1,211	10,027
Coeur Mining, Inc.*	2,643	18,686
Commercial Metals Co.	420	8,673
Conagra Brands, Inc.	3,821	134,079
Concho Resources, Inc.	576	23,910
ConocoPhillips	3,133	89,666
Diamondback Energy, Inc.	691	17,938
Dover Corp.	962	106,503
Ecolab, Inc.	1,818	333,767
EOG Resources, Inc.	1,883	64,474
Essential Utilities, Inc.	1,271	52,365
Exxon Mobil Corp.	10,533	343,586
Flowers Foods, Inc.	1,926	45,415
FMC Corp.	1,276	131,096
Freeport-McMoRan, Inc.	6,520	113,057
Fresh Del Monte Produce, Inc.	413	8,892
General Mills, Inc.	4,879	288,447
Graco, Inc.	921	57,010
Halliburton Co.	3,982	48,023
Hecla Mining Co.	6,405	29,335
Hess Corp.	945	35,173
Hormel Foods Corp.	15,963	777,238
IDEX Corp.	443	75,483
Ingredion, Inc.	639	45,299
International Paper Co.	9,911	433,606
J & J Snack Foods Corp.	217	29,419
John Bean Technologies Corp.	359	30,145
Kellogg Co.	2,988	187,915
Kinder Morgan, Inc.	5,630	66,997
Louisiana-Pacific Corp.	3,947	112,805
Marathon Petroleum Corp.	2,393	70,594
Mosaic Co. (The)	5,171	95,664
Newmont Corp.	6,725	422,599
Nucor Corp.	1,055	50,387
Occidental Petroleum Corp.(a)	4,641	42,372
ONEOK, Inc.	2,321	67,309
Peabody Energy Corp.*	4,544	5,862
Pentair PLC	1,212	60,309
Phillips 66	1,129	52,679
Pilgrim’s Pride Corp.*	9,704	162,445
Pioneer Natural Resources Co.	533	42,405
Post Holdings, Inc.*	741	63,652
Reliance Steel & Aluminum Co.	237	25,831
Sanderson Farms, Inc.	743	95,082
Schlumberger NV	5,073	75,791
Seaboard Corp.	47	161,915
Simpson Manufacturing Co., Inc.	1,203	106,730
Steel Dynamics, Inc.	772	24,303
Tyson Foods, Inc., Class A	13,976	799,846
UFP Industries, Inc.	1,646	82,152
United States Steel Corp.(a)	658	6,356
	Shares	Value
Common Stocks (continued)
United States (continued)
Valero Energy Corp.	1,079	$41,660
Warrior Met Coal, Inc.	1,984	29,760
Williams Cos., Inc. (The)	2,996	57,493
Xylem, Inc.	1,164	101,431
Total United States		7,688,063
Zambia — 0.2%
First Quantum Minerals Ltd.	3,052	35,044
Total Common Stocks (Cost $20,401,344)		17,962,259
Investment Companies — 5.1%
U.S. Ultra Short Term Bond Fund — 5.1%
IQ Ultra Short Duration ETF† (Cost $1,026,845)	20,668	1,026,580
Short-Term Investments — 5.4%
Money Market Funds — 5.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(d)(e)	201,810	201,810
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%(d)	892,777	892,777
Total Short-Term Investments (Cost $1,094,587)		1,094,587
Total Investments — 99.9% (Cost $22,522,776)		20,083,426
Other Assets and Liabilities, Net — 0.1%		17,066
Net Assets — 100.0%		$20,100,492

†
Affiliated Fund.

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended. The total market value of 144A securities held was $69,762, 0.3% of net asset value.

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $302,678; total market value of collateral held by the Fund was $316,859. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $115,049.

(b)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(c)
Less than 0.05%.

(d)
Reflects the 1-day yield at October 31, 2020.

(e)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2020 (unaudited)
Total Return Swap contracts outstanding at October 31, 2020:
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(g)
iShares MSCI EAFE ETF	Bank of America	1-Month LIBOR	4/05/2021	Monthly	$(985,432)	$—
iShares MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF	5/04/2021	Monthly	(985,432)	—
SPDR S&P 500 ETF Trust	Bank of America	1-Month LIBOR	4/05/2021	Monthly	(996,274)	—
SPDR S&P 500 ETF Trust	Morgan Stanley	1-Day FEDEF + 0.10%	5/04/2021	Monthly	(996,274)	—
						$—
Cash posted has been segregated as collateral for swaps in the amount of  $28 at October 31, 2020.
The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.

(g)
Reflects the value at reset date of October 31, 2020.

Abbreviations
FEDEF  —  Federal Funds Effective Rate
LIBOR  —  London InterBank Offered Rate
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$17,957,596	$—	$4,663(i)	$17,962,259
Investment Companies	1,026,580	—	—	1,026,580
Short-Term Investments:
Money Market Funds	1,094,587	—	—	1,094,587
Total Investments in Securities	20,078,763	—	4,663	20,083,426
Other Financial Instruments:(j)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$20,078,763	$—	$4,663	$20,083,426
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$—	$—	$—	$—

(h)
For a complete listing of investments and their countries, see the Schedules of Investments.

(i)
The Level 3 security, valued at $4,663, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(j)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2020 is as follows:
Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2020	Value ($) at 10/31/2020
IQ Ultra Short Duration ETF	21,468	1,061,593	175,621	(216,752)	3,647	2,471	7,825	—	20,668	1,026,580

For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks — 99.8%
Diversified REITs — 12.4%
Alexander & Baldwin, Inc.	24,535	$315,275
American Assets Trust, Inc.	17,985	376,426
Empire State Realty Trust, Inc., Class A	61,966	333,377
Gladstone Commercial Corp.	12,240	198,900
Granite Point Mortgage Trust, Inc.	19,527	131,612
Industrial Logistics Properties Trust	23,209	445,149
Kennedy-Wilson Holdings, Inc.(a)	44,644	588,408
Monmouth Real Estate Investment Corp.	33,221	460,111
New Senior Investment Group, Inc.	27,667	108,178
Preferred Apartment Communities, Inc., Class A	17,459	94,278
Redwood Trust, Inc.	41,108	349,418
Safehold, Inc.	5,645	388,489
Washington Real Estate Investment Trust	29,380	513,562
Total Diversified REITs		4,303,183
Hotel REITs — 15.4%
Apple Hospitality REIT, Inc.	75,055	743,044
Chatham Lodging Trust	16,504	121,305
DiamondRock Hospitality Co.	70,678	349,149
Hersha Hospitality Trust	13,084	64,112
MGM Growth Properties LLC, Class A	47,254	1,249,868
Pebblebrook Hotel Trust	46,613	558,424
Ryman Hospitality Properties, Inc.	18,023	718,217
Service Properties Trust	58,594	422,463
Summit Hotel Properties, Inc.	37,208	196,458
Sunstone Hotel Investors, Inc.	76,794	569,811
Xenia Hotels & Resorts, Inc.	40,614	334,659
Total Hotel REITs		5,327,510
Mortgage REITs — 14.5%
Anworth Mortgage Asset Corp.	35,069	57,513
Apollo Commercial Real Estate Finance, Inc.	52,932	460,508
Arbor Realty Trust, Inc.	36,785	434,799
ARMOUR Residential REIT, Inc.	22,818	217,684
Capstead Mortgage Corp.	34,054	174,016
Chimera Investment Corp.	82,351	687,631
Dynex Capital, Inc.	7,997	130,990
Front Yard Residential Corp.	16,728	223,988
Invesco Mortgage Capital, Inc.	65,277	176,248
iStar, Inc.	25,863	305,183
KKR Real Estate Finance Trust, Inc.	11,133	186,032
MFA Financial, Inc.	162,293	457,666
New York Mortgage Trust, Inc.	135,342	343,769
Orchid Island Capital, Inc.	23,871	123,890
PennyMac Mortgage Investment Trust	35,049	524,684
Two Harbors Investment Corp.	97,845	495,096
Western Asset Mortgage Capital Corp.	21,287	41,297
Total Mortgage REITs		5,040,994
Office REITs — 11.4%
Brandywine Realty Trust	60,606	530,908
City Office REIT, Inc.	15,279	96,563
	Shares	Value
Common Stocks (continued)
Office REITs (continued)
Easterly Government Properties, Inc.	28,630	$598,367
Franklin Street Properties Corp.	34,991	146,962
Global Net Lease, Inc.	32,229	458,619
Lexington Realty Trust	97,693	970,092
Mack-Cali Realty Corp.	28,215	310,083
Office Properties Income Trust	17,101	314,829
Piedmont Office Realty Trust, Inc., Class A	44,845	512,130
Total Office REITs		3,938,553
Residential REITs — 4.0%
Bluerock Residential Growth REIT, Inc.	8,827	76,442
Essential Properties Realty Trust, Inc.	33,167	547,919
Independence Realty Trust, Inc.	33,865	411,460
NexPoint Residential Trust, Inc.	7,513	332,976
Total Residential REITs		1,368,797
Retail REITs — 17.3%
Acadia Realty Trust	30,889	288,194
Agree Realty Corp.	18,985	1,178,399
Brookfield Property REIT, Inc., Class A	17,420	256,945
Four Corners Property Trust, Inc.	25,144	637,149
Kite Realty Group Trust	30,136	312,209
Macerich Co. (The)	49,630	345,425
Retail Opportunity Investments Corp.	41,430	403,114
Retail Properties of America, Inc., Class A	76,686	401,835
RPT Realty	27,944	136,646
Seritage Growth Properties, Class A*	12,152	154,695
SITE Centers Corp.	54,583	371,710
Tanger Factory Outlet Centers, Inc.	32,716	202,512
Taubman Centers, Inc.	21,313	712,280
Urban Edge Properties	39,925	375,295
Urstadt Biddle Properties, Inc., Class A	10,614	100,939
Washington Prime Group, Inc.	66,922	39,183
Whitestone REIT	14,260	84,990
Total Retail REITs		6,001,520
Specialized REITs — 24.8%
American Finance Trust, Inc.	39,019	224,945
CareTrust REIT, Inc.	33,993	581,280
CatchMark Timber Trust, Inc., Class A	17,381	151,041
Diversified Healthcare Trust	84,793	245,476
EPR Properties	26,561	633,214
Global Medical REIT, Inc.	15,333	190,589
Innovative Industrial Properties, Inc.	7,661	893,503
LTC Properties, Inc.	13,896	458,707
National Storage Affiliates Trust	19,408	657,737
Physicians Realty Trust	74,655	1,258,683
QTS Realty Trust, Inc., Class A	21,953	1,350,329
Terreno Realty Corp.	24,131	1,358,093
Uniti Group, Inc.	69,060	609,109
Total Specialized REITs		8,612,706
Total Common Stocks
(Cost $47,653,055)		34,593,263

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Short-Term Investments — 0.3%
Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)(c)	6,683	$6,683
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%(b)	84,322	84,322
Total Short-Term Investments (Cost $91,005)		91,005
Total Investments — 100.1% (Cost $47,744,060)		34,684,268
Other Assets and Liabilities, Net — (0.1)%		(4,577)
Net Assets — 100.0%		$34,679,691

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $576,638; total market value of collateral held by the Fund was $586,085. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $579,402.

(b)
Reflects the 1-day yield at October 31, 2020.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2		Level 3		Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$34,593,263	$		$		$34,593,263
Short-Term Investments:
Money Market Funds	91,005		—		—	91,005
Total Investments in Securities	$34,684,268		$—		$—	$34,684,268

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ 500 International ETF

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks — 98.1%
Australia — 4.8%
AGL Energy Ltd.	16,313	$142,968
Ampol Ltd.	13,621	248,125
Australia & New Zealand Banking Group Ltd.	20,969	276,986
BHP Group Ltd.	43,404	1,029,630
BlueScope Steel Ltd.	30,683	315,881
Brambles Ltd.	26,687	179,726
CIMIC Group Ltd.*	17,211	259,858
Commonwealth Bank of Australia	6,556	317,765
CSL Ltd.	1,034	208,805
Downer EDI Ltd.	133,431	412,289
Glencore PLC*	944,915	1,904,748
Metcash Ltd.	91,860	190,301
National Australia Bank Ltd.	20,666	269,936
Origin Energy Ltd.	65,376	183,641
Qantas Airways Ltd.*	121,469	357,414
Ramsay Health Care Ltd.	7,879	344,984
Rio Tinto PLC	16,526	931,009
Sonic Healthcare Ltd.	13,303	325,290
South32 Ltd.	131,689	187,732
Telstra Corp., Ltd.	154,014	289,859
Viva Energy Group Ltd.‡	217,391	257,237
Wesfarmers Ltd.	22,540	727,488
Westpac Banking Corp.	23,617	297,038
Woolworths Group Ltd.	24,346	652,421
Total Australia		10,311,131
Austria — 0.3%
OMV AG	11,591	265,985
voestalpine AG(a)	12,347	343,020
Total Austria		609,005
Belgium — 1.0%
Anheuser-Busch InBev SA/NV	25,284	1,312,384
bpost SA	20,485	181,470
Etablissements Franz Colruyt NV	2,848	168,595
Solvay SA	3,361	272,880
Umicore SA	6,813	262,209
Total Belgium		2,197,538
Brazil — 0.1%
Yara International ASA	7,163	249,162
Canada — 6.2%
Air Canada*	21,580	238,402
Alimentation Couche-Tard, Inc., Class B	33,335	1,025,788
Bank of Montreal(a)	4,073	242,330
Bank of Nova Scotia (The)	6,085	252,600
Barrick Gold Corp.	7,305	195,151
BCE, Inc.	8,325	334,286
Bombardier, Inc., Class B*	869,701	182,635
Brookfield Asset Management, Inc., Class A	12,539	372,310
Canadian Imperial Bank of Commerce	2,950	219,876
Canadian National Railway Co.	2,984	296,196
Canadian Natural Resources Ltd.	20,031	318,489
Canadian Tire Corp., Ltd., Class A(a)	2,642	294,804
	Shares	Value
Common Stocks (continued)
Canada (continued)
Cenovus Energy, Inc.	108,383	$354,408
CGI, Inc.*	4,603	285,394
Empire Co., Ltd., Class A	12,041	328,264
Enbridge, Inc.	30,120	829,269
George Weston Ltd.	6,869	481,322
Great-West Lifeco, Inc.	15,290	311,339
Husky Energy, Inc.(a)	84,810	218,171
Imperial Oil Ltd.	29,593	393,286
Loblaw Cos., Ltd.	10,008	497,792
Magna International, Inc.	14,795	754,868
Manulife Financial Corp.	17,845	241,708
Metro, Inc.	4,313	201,037
Nutrien Ltd.	10,285	417,771
Parkland Corp.	11,247	274,480
Pembina Pipeline Corp.	8,634	180,599
Power Corp. of Canada	17,535	333,643
Restaurant Brands International, Inc.	4,096	212,672
Rogers Communications, Inc., Class B	5,610	227,707
Royal Bank of Canada	5,655	395,110
Saputo, Inc.	7,164	174,244
SNC-Lavalin Group, Inc.(a)	11,656	162,949
Sun Life Financial, Inc.	5,727	227,688
Suncor Energy, Inc.	29,995	338,114
TC Energy Corp.	5,558	218,593
Teck Resources Ltd., Class B	26,948	353,890
TELUS Corp.	12,936	221,009
Thomson Reuters Corp.	2,608	202,600
Toronto-Dominion Bank (The)	7,367	324,770
WSP Global, Inc.	2,697	170,455
Total Canada		13,306,019
China — 0.4%
Wilmar International Ltd.	266,467	788,375
Denmark — 0.9%
Carlsberg AS, Class B	1,570	198,723
DSV PANALPINA A/S	2,608	422,327
ISS A/S*	20,151	261,494
Novo Nordisk A/S, Class B	6,202	398,381
Orsted A/S‡	1,827	289,995
Vestas Wind Systems A/S	2,020	344,808
Total Denmark		1,915,728
Finland — 1.0%
Kesko OYJ, Class B	12,167	312,650
Kone OYJ, Class B	2,726	217,006
Neste OYJ(a)	6,450	335,693
Nokia OYJ*	142,237	480,486
Outokumpu OYJ*(a)	57,969	144,707
Stora Enso OYJ, Class R	23,251	339,226
UPM-Kymmene OYJ	8,553	241,701
Wartsila OYJ Abp	21,139	167,983
Total Finland		2,239,452
France — 12.7%
Air France-KLM*(a)	86,240	282,283
Air Liquide SA	3,756	549,084
Airbus SE*	14,684	1,070,580
Arkema SA	2,843	278,445

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
France (continued)
Atos SE*	4,654	$317,683
AXA SA	44,388	713,534
BNP Paribas SA*	18,301	636,446
Bollore SA	201,686	722,657
Bouygues SA	23,344	765,462
Bureau Veritas SA*	8,797	193,159
Capgemini SE	3,922	452,925
Carrefour SA	67,302	1,047,380
Casino Guichard Perrachon SA*(a)	13,294	299,257
Cie de Saint-Gobain*	24,484	955,426
Cie Generale des Etablissements Michelin	3,110	335,605
CNP Assurances*	28,320	318,999
Credit Agricole SA*	42,151	332,993
Danone SA	7,189	396,932
Eiffage SA*	5,299	384,673
Electricite de France SA	122,157	1,418,392
Elior Group SA‡	29,628	111,681
Engie SA*	94,684	1,145,389
EssilorLuxottica SA*	2,186	270,424
Faurecia SE*	8,283	313,961
Kering SA	482	291,116
L’Oreal SA	2,004	648,251
LVMH Moet Hennessy Louis Vuitton SE	2,729	1,278,861
Natixis SA*	51,891	120,649
Orange SA	62,562	701,789
Orpea*	1,759	175,679
Pernod Ricard SA	1,265	203,937
Peugeot SA*	55,860	1,004,007
Publicis Groupe SA	11,322	393,015
Renault SA*	29,665	734,472
Rexel SA*	30,653	322,355
Safran SA*	5,000	527,211
Sanofi	8,796	792,734
Schneider Electric SE	4,449	540,008
Societe Generale SA*	18,091	245,293
Sodexo SA	7,513	482,208
SPIE SA*	15,764	248,631
Suez SA	26,903	492,633
Teleperformance	758	227,538
Thales SA	4,184	272,344
TOTAL SE	54,822	1,648,849
Valeo SA	15,387	465,474
Veolia Environnement SA	19,338	360,189
Vinci SA	17,120	1,352,482
Vivendi SA	17,057	492,548
Total France		27,335,643
Germany — 12.3%
adidas AG*	1,554	461,595
Allianz SE	4,255	748,719
Aurubis AG	4,638	296,817
BASF SE	38,983	2,137,417
Bayer AG	15,712	738,673
Bayerische Motoren Werke AG	21,674	1,481,491
Beiersdorf AG	1,500	157,080
Brenntag AG	7,432	475,105
CECONOMY AG*	138,797	614,052
	Shares	Value
Common Stocks (continued)
Germany (continued)
Continental AG	9,435	$1,003,200
Covestro AG‡	10,131	483,491
Daimler AG	47,218	2,442,083
Deutsche Bank AG*	40,838	375,852
Deutsche Lufthansa AG*(a)	65,135	559,332
Deutsche Post AG	41,268	1,828,621
Deutsche Telekom AG	97,762	1,488,386
E.ON SE	44,336	462,324
Evonik Industries AG	14,780	355,865
Fresenius Medical Care AG & Co. KGaA	8,762	669,336
Fresenius SE & Co. KGaA	17,047	632,253
Hannover Rueck SE	1,159	168,352
HeidelbergCement AG	7,664	438,514
Infineon Technologies AG	13,092	364,480
LANXESS AG	4,283	217,123
Merck KGaA	3,161	468,178
METRO AG	58,179	570,621
Muenchener Rueckversicherungs- Gesellschaft AG	1,884	440,671
ProSiebenSat.1 Media SE*(a)	18,911	211,033
RWE AG	13,232	489,988
Salzgitter AG*(a)	14,105	205,377
SAP SE	6,618	705,294
Siemens AG	15,172	1,779,681
Siemens Healthineers AG‡	13,499	579,519
Telefonica Deutschland Holding AG	62,884	158,734
thyssenkrupp AG*(a)	109,172	520,757
TUI AG(a)	99,492	389,274
Uniper SE	40,632	1,214,492
United Internet AG	6,278	220,119
Total Germany		26,553,899
Hong Kong — 0.6%
AIA Group Ltd.	29,970	282,315
CLP Holdings Ltd.	20,434	187,875
Dairy Farm International Holdings Ltd.	35,713	134,638
Nine Dragons Paper Holdings Ltd.	186,367	247,533
WH Group Ltd.‡	345,303	271,172
Yue Yuen Industrial Holdings Ltd.	99,475	161,882
Total Hong Kong		1,285,415
Ireland — 0.3%
CRH PLC	18,757	659,676
Israel — 0.2%
Teva Pharmaceutical Industries Ltd.*	42,101	364,951
Italy — 2.6%
Assicurazioni Generali SpA	39,430	528,654
Atlantia SpA*	12,481	191,254
Autogrill SpA*	36,279	135,907
Enel SpA	228,024	1,815,204
Eni SpA	112,706	789,157
Intesa Sanpaolo SpA*	152,362	251,949
Leonardo SpA	38,246	182,124
Poste Italiane SpA‡	59,993	489,180
Prysmian SpA	9,000	244,688
Saipem SpA(a)	84,522	148,422

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Italy (continued)
Saras SpA*	183,052	$93,692
Telecom Italia SpA	942,301	319,852
UniCredit SpA*	23,739	177,003
Unipol Gruppo SpA*	42,343	154,283
Total Italy		5,521,369
Japan — 29.7%
Aeon Co., Ltd.	36,394	927,257
AGC, Inc.	9,181	284,985
Aisin Seiki Co., Ltd.	14,952	449,819
Ajinomoto Co., Inc.	9,196	184,509
Alfresa Holdings Corp.	17,883	326,903
ANA Holdings, Inc.*(a)	11,244	244,154
Asahi Group Holdings Ltd.	8,581	264,555
Asahi Kasei Corp.	41,516	357,576
Astellas Pharma, Inc.	14,732	202,223
Bridgestone Corp.	10,085	327,034
Brother Industries Ltd.	8,925	137,111
Canon, Inc.	27,115	467,004
Central Japan Railway Co.	1,826	219,822
Chubu Electric Power Co., Inc.	25,123	281,534
Chugoku Electric Power Co., Inc. (The)	13,109	164,897
Coca-Cola Bottlers Japan Holdings, Inc.(a)	6,647	93,658
Cosmo Energy Holdings Co., Ltd.	18,565	269,933
Dai Nippon Printing Co., Ltd.	12,133	225,042
Dai-ichi Life Holdings, Inc.	29,870	441,878
Daiichi Sankyo Co., Ltd.	7,104	186,740
Daikin Industries Ltd.	2,158	402,122
Denso Corp.	16,901	782,160
Dentsu Group, Inc.	11,177	319,786
DIC Corp.	6,177	149,846
East Japan Railway Co.	6,362	332,097
ENEOS Holdings, Inc.	278,159	932,873
Fast Retailing Co., Ltd.	674	468,783
Fuji Media Holdings, Inc.	14,824	142,369
FUJIFILM Holdings Corp.	4,594	233,699
Fujitsu Ltd.	7,675	897,521
Hakuhodo DY Holdings, Inc.	25,711	326,368
Hankyu Hanshin Holdings, Inc.	4,158	126,482
Hanwa Co., Ltd.	16,762	323,247
Hino Motors Ltd.	36,571	278,463
HIS Co., Ltd.*	13,248	177,544
Hitachi Ltd.	30,717	1,028,993
Honda Motor Co., Ltd.	42,904	999,342
Idemitsu Kosan Co., Ltd.	17,595	354,290
IHI Corp.	12,892	154,768
Isetan Mitsukoshi Holdings Ltd.	25,463	123,004
Isuzu Motors Ltd.	27,740	223,693
ITOCHU Corp.	93,917	2,245,958
Japan Airlines Co., Ltd.*	12,736	221,363
Japan Post Holdings Co., Ltd.	79,212	541,694
Japan Post Insurance Co., Ltd.	21,827	344,505
Japan Tobacco, Inc.	17,625	332,134
JFE Holdings, Inc.*	69,980	487,330
JTEKT Corp.	23,519	185,380
Kajima Corp.	31,828	338,557
	Shares	Value
Common Stocks (continued)
Japan (continued)
Kansai Electric Power Co., Inc. (The)	37,309	$339,364
Kao Corp.	2,598	184,400
Kawasaki Heavy Industries Ltd.*	11,349	134,616
Kawasaki Kisen Kaisha Ltd.*	19,266	233,315
KDDI Corp.	27,575	736,591
Kintetsu Group Holdings Co., Ltd.	3,866	153,841
Kirin Holdings Co., Ltd.	12,267	220,487
Kobe Steel Ltd.*	75,394	292,085
Komatsu Ltd.	16,992	380,508
Konica Minolta, Inc.	42,240	106,671
Kubota Corp.	16,055	278,052
Kyocera Corp.	4,445	243,680
Kyushu Electric Power Co., Inc.	30,988	259,666
LIXIL Group Corp.	14,888	321,287
Marubeni Corp.	174,479	906,610
Maruha Nichiro Corp.	6,302	131,538
Mazda Motor Corp.	47,294	247,011
Medipal Holdings Corp.	20,793	370,352
MEIJI Holdings Co., Ltd.	2,510	181,515
Mitsubishi Chemical Holdings Corp.	89,378	501,180
Mitsubishi Corp.	103,407	2,300,296
Mitsubishi Electric Corp.	53,082	680,408
Mitsubishi Heavy Industries Ltd.	14,890	318,268
Mitsubishi Materials Corp.	8,856	161,719
Mitsubishi Motors Corp.*	65,057	118,240
Mitsubishi UFJ Financial Group, Inc.	86,587	339,755
Mitsui & Co., Ltd.	64,229	1,001,466
Mitsui Chemicals, Inc.	11,124	283,686
Mitsui OSK Lines Ltd.	12,841	287,307
Mizuho Financial Group, Inc.	18,699	229,221
MS&AD Insurance Group Holdings, Inc.	9,568	260,342
Murata Manufacturing Co., Ltd.	5,416	376,488
NEC Corp.	14,103	708,253
NH Foods Ltd.	4,808	196,386
Nidec Corp.	3,333	334,767
Nippon Express Co., Ltd.	6,062	339,226
Nippon Paper Industries Co., Ltd.	11,214	126,257
Nippon Steel Corp.*	72,839	701,286
Nippon Telegraph & Telephone Corp.	86,175	1,810,219
Nippon Yusen K.K.	22,667	415,222
Nissan Motor Co., Ltd.*	230,332	806,404
Nitto Denko Corp.	3,570	249,634
Nomura Research Institute Ltd.	6,234	184,563
NTT Data Corp.	40,988	460,694
NTT DOCOMO, Inc.	26,782	995,807
Obayashi Corp.	37,641	313,255
Oji Holdings Corp.	41,834	175,676
Olympus Corp.	10,782	205,141
Omron Corp.	3,168	227,281
Oriental Land Co., Ltd.	1,142	159,327
ORIX Corp.	12,579	146,258
Osaka Gas Co., Ltd.	9,750	184,853
Otsuka Corp.	4,375	201,717
Otsuka Holdings Co., Ltd.	5,666	208,938
PALTAC Corp.	3,281	183,603
Pan Pacific International Holdings Corp.	7,433	157,989
Panasonic Corp.	76,147	699,774

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Persol Holdings Co., Ltd.	18,754	$281,830
Rakuten, Inc.	32,258	313,199
Recruit Holdings Co., Ltd.	16,021	608,412
Renesas Electronics Corp.*	40,790	335,950
Ricoh Co., Ltd.	41,923	273,498
Secom Co., Ltd.	2,811	236,491
Seibu Holdings, Inc.	12,134	120,945
Seiko Epson Corp.	16,517	190,228
Sekisui Chemical Co., Ltd.	13,010	201,609
Sekisui House Ltd.	8,812	145,532
Seven & i Holdings Co., Ltd.	27,202	827,197
SG Holdings Co., Ltd.	16,324	392,719
Sharp Corp.	18,441	211,682
Shimizu Corp.	35,637	246,807
Shin-Etsu Chemical Co., Ltd.	2,639	350,638
Ship Healthcare Holdings, Inc.	4,093	193,805
Shiseido Co., Ltd.	2,641	162,947
Showa Denko K.K.	7,920	133,869
SoftBank Group Corp.	34,066	2,213,606
Sojitz Corp.	111,625	244,520
Sompo Holdings, Inc.	6,272	233,445
Sony Corp.	11,120	922,660
Subaru Corp.	13,518	246,399
Sumitomo Chemical Co., Ltd.	106,047	344,901
Sumitomo Corp.	64,623	707,490
Sumitomo Electric Industries Ltd.	29,186	319,806
Sumitomo Forestry Co., Ltd.	14,485	227,099
Sumitomo Metal Mining Co., Ltd.	6,868	211,743
Sumitomo Mitsui Financial Group, Inc.	12,880	354,958
Suntory Beverage & Food Ltd.	4,643	159,889
Suzuken Co., Ltd.	8,110	292,081
Suzuki Motor Corp.	12,059	514,128
T&D Holdings, Inc.	16,492	163,595
Taiheiyo Cement Corp.	7,790	182,119
Taisei Corp.	9,304	288,803
Takeda Pharmaceutical Co., Ltd.	8,618	267,015
TDK Corp.	3,076	359,269
Teijin Ltd.	8,981	137,112
Toho Holdings Co., Ltd.	8,575	158,064
Tohoku Electric Power Co., Inc.	27,443	242,036
Tokio Marine Holdings, Inc.	6,113	272,436
Tokyo Electric Power Co. Holdings, Inc.*	194,310	499,994
Tokyo Electron Ltd.	1,254	334,672
Tokyo Gas Co., Ltd.	10,042	227,227
Tokyu Corp.	11,797	139,366
Toppan Printing Co., Ltd.	17,309	219,053
Toray Industries, Inc.	72,038	324,150
Toshiba Corp.	12,259	308,293
Tosoh Corp.	13,268	214,491
Toyota Boshoku Corp.	12,857	185,218
Toyota Industries Corp.	3,847	247,291
Toyota Motor Corp.	29,330	1,908,666
Toyota Tsusho Corp.	36,308	1,006,858
West Japan Railway Co.	3,577	152,606
Yamada Holdings Co., Ltd.	44,865	218,016
Yamaha Motor Co., Ltd.	12,335	174,984
Yamato Holdings Co., Ltd.	15,560	409,912
	Shares	Value
Common Stocks (continued)
Japan (continued)
Yamazaki Baking Co., Ltd.	7,313	$120,041
Z Holdings Corp.	70,778	490,923
Zensho Holdings Co., Ltd.	7,780	181,067
Total Japan		63,956,860
Luxembourg — 0.9%
ArcelorMittal SA*	127,574	1,731,540
RTL Group SA*	6,123	232,658
Total Luxembourg		1,964,198
Netherlands — 3.6%
Aegon NV	78,678	212,165
Akzo Nobel NV	2,996	288,614
Altice Europe NV*	95,387	469,891
ASML Holding NV	716	260,218
EXOR NV	15,905	826,301
Heineken Holding NV	5,463	422,223
Heineken NV(a)	5,006	444,340
ING Groep NV*	28,205	192,495
Koninklijke Ahold Delhaize NV	36,349	998,827
Koninklijke DSM NV	1,810	289,796
Koninklijke Philips NV*	9,345	434,060
NN Group NV	6,320	220,414
Randstad NV*	15,054	752,454
Royal Dutch Shell PLC, Class B	139,467	1,675,274
Wolters Kluwer NV	2,326	188,523
Total Netherlands		7,675,595
Norway — 0.8%
Equinor ASA	88,317	1,120,264
Norsk Hydro ASA*	135,489	378,876
Telenor ASA	17,654	271,860
Total Norway		1,771,000
Portugal — 0.3%
EDP — Energias de Portugal SA	74,445	366,987
Galp Energia SGPS SA	22,209	179,901
Jeronimo Martins SGPS SA	14,662	232,958
Total Portugal		779,846
Singapore — 0.5%
Jardine Cycle & Carriage Ltd.	18,385	239,119
Oversea-Chinese Banking Corp., Ltd.	25,110	154,834
Sembcorp Industries Ltd.	127,097	147,062
Singapore Airlines Ltd.	127,238	315,882
Singapore Telecommunications Ltd.	122,543	182,177
Total Singapore		1,039,074
Spain — 2.7%
Acciona SA	1,912	193,097
ACS Actividades de Construccion y Servicios SA	43,263	1,028,056
Amadeus IT Group SA	3,663	174,898
Banco Bilbao Vizcaya Argentaria SA	62,848	180,239
Banco Santander SA*	249,451	497,112
Cia de Distribucion Integral Logista Holdings SA	11,807	199,149
Endesa SA	15,308	410,303
Iberdrola SA	64,003	754,858

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain (continued)
Industria de Diseno Textil SA*	19,288	$476,089
Mapfre SA	104,689	157,799
Naturgy Energy Group SA	17,110	317,893
Repsol SA	82,733	514,624
Siemens Gamesa Renewable Energy SA	9,541	270,399
Telefonica SA	204,790	669,370
Total Spain		5,843,886
Sweden — 2.3%
Assa Abloy AB, B Shares	8,408	180,418
Atlas Copco AB, A Shares	5,006	220,967
Electrolux AB, Series B*(a)	12,669	285,941
Essity AB, B Shares(a)	7,190	208,322
Hennes & Mauritz AB, B Shares(a)	27,810	451,776
ICA Gruppen AB(a)	4,481	212,090
NCC AB, B Shares	11,525	183,858
Sandvik AB*	11,679	207,964
Securitas AB, B Shares*	24,938	352,869
Skanska AB, B Shares(a)	23,659	444,679
SKF AB, B Shares	11,249	230,259
SSAB AB, A Shares*	65,256	189,731
Telefonaktiebolaget LM Ericsson, B Shares	53,173	593,071
Telia Co. AB(a)	51,122	195,961
Volvo AB, B Shares*	48,396	941,425
Total Sweden		4,899,331
Switzerland — 4.6%
ABB Ltd.	22,329	542,055
Adecco Group AG	14,054	690,011
Cie Financiere Richemont SA, Class A	2,935	184,128
Credit Suisse Group AG	26,292	247,387
Kuehne + Nagel International AG	2,535	506,419
LafargeHolcim Ltd.*	10,695	459,166
Nestle SA	21,407	2,408,010
Novartis AG	12,971	1,011,725
Roche Holding AG	5,845	1,879,672
Schindler Holding AG — Participating Certificate	705	180,375
Sika AG	900	221,624
STMicroelectronics NV	9,561	291,236
Swiss Life Holding AG	440	147,955
Swiss Re AG	3,400	243,867
Swisscom AG	402	204,520
UBS Group AG	30,356	352,561
Zurich Insurance Group AG	885	293,535
Total Switzerland		9,864,246
United Kingdom — 9.0%
Associated British Foods PLC	13,218	290,118
AstraZeneca PLC	4,919	493,938
Aviva PLC	52,465	174,681
Babcock International Group PLC	33,500	94,081
BAE Systems PLC	62,783	322,278
Balfour Beatty PLC*	65,826	181,801
Barclays PLC*	166,527	229,444
BP PLC	428,898	1,090,275
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
British American Tobacco PLC	17,635	$558,194
BT Group PLC	371,117	486,572
Bunzl PLC	11,619	360,561
Capita PLC*	379,264	121,077
Centrica PLC*	1,029,964	495,142
CK Hutchison Holdings Ltd.	77,125	464,450
Compass Group PLC	44,464	606,540
Computacenter PLC	9,370	275,505
DCC PLC	3,731	242,367
Diageo PLC	8,613	278,304
Dixons Carphone PLC	187,105	232,371
DS Smith PLC*	43,872	160,593
easyJet PLC	21,460	140,348
Experian PLC	5,247	191,116
Fiat Chrysler Automobiles NV*	133,009	1,633,330
G4S PLC*	205,786	543,072
GlaxoSmithKline PLC	44,919	750,281
Hays PLC*	137,418	189,764
HSBC Holdings PLC*	73,659	309,105
Imperial Brands PLC	20,474	324,028
Inchcape PLC*	32,523	208,495
InterContinental Hotels Group PLC*	3,365	170,383
International Consolidated Airlines Group SA	18,060	22,520
ITV PLC*	169,914	158,491
J Sainsbury PLC	166,744	434,650
John Wood Group PLC*	99,228	272,128
Johnson Matthey PLC	13,722	381,287
Kingfisher PLC*	118,947	441,556
Legal & General Group PLC	55,471	132,546
Lloyds Banking Group PLC*	610,518	221,229
Marks & Spencer Group PLC	158,252	182,398
Mondi PLC	10,503	198,681
National Grid PLC	26,416	313,893
Natwest Group PLC*	108,741	174,628
Pearson PLC(a)	24,303	160,261
Petrofac Ltd.*	58,975	90,514
Prudential PLC	17,274	210,577
Reckitt Benckiser Group PLC	3,625	318,725
RELX PLC	12,355	244,018
Rolls-Royce Holdings PLC*(a)	340,288	313,803
Royal Mail PLC(a)	143,745	421,908
SSE PLC	26,403	428,446
Standard Chartered PLC*	30,220	137,464
Tesco PLC	321,404	854,008
Travis Perkins PLC*	14,342	196,847
Vodafone Group PLC	507,132	675,394
Wm Morrison Supermarkets PLC(a)	129,334	272,416
WPP PLC	70,644	563,219
Total United Kingdom		19,439,821
United States — 0.3%
Ferguson PLC*	5,997	598,773
Total Common Stocks
(Cost $250,398,410)		211,169,993

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Preferred Stocks — 1.3%
Germany — 1.3%
Henkel AG & Co. KGaA, 2.18%	4,568	$444,413
Schaeffler AG, 8.40%	36,771	223,801
Volkswagen AG, 3.74%	14,844	2,163,107
Total Germany		2,831,321
Total Preferred Stocks
(Cost $3,596,648)		2,831,321
Rights — 0.0%(b)
United Kingdom — 0.0%(b)
Rolls-Royce Holdings PLC, expires 11/19/20*
(Cost $16)	20	10
Short-Term Investments — 3.7%
Money Market Funds — 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(c)(d)	7,592,425	7,592,425
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%(c)	410,985	410,985

	Shares	Value
Short-Term Investments (continued)
Total Short-Term Investments
(Cost $8,003,410)		$8,003,410
Total Investments — 103.1%
(Cost $261,998,484)		222,004,734
Other Assets and Liabilities, Net — (3.1)%		(6,605,743)
Net Assets — 100.0%		$215,398,991

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended. The total market value of 144A securities held was $2,482,275, 1.2% of net asset value.

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,530,922; total market value of collateral held by the Fund was $8,090,143. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $497,718.

(b)
Less than 0.05%.

(c)
Reflects the 1-day yield at October 31, 2020.

(d)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$211,169,993	$—	$—	$211,169,993
Preferred Stocks	2,831,321	—	—	2,831,321
Right	10	—	—	10
Short-Term Investments:
Money Market Funds	8,003,410	—	—	8,003,410
Total Investments in Securities	$222,004,734	$—	$—	$222,004,734

(e)
For a complete listing of investments and their countries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks — 99.0%
Australia — 7.6%
Afterpay Ltd.*	3,892	$264,269
AGL Energy Ltd.	12,861	112,715
AMP Ltd.	75,182	80,779
Ampol Ltd.	5,636	102,667
APA Group	24,567	180,975
Aristocrat Leisure Ltd.	13,112	263,622
ASX Ltd.	3,973	222,171
Aurizon Holdings Ltd.	41,259	109,232
Australia & New Zealand Banking Group Ltd.	49,638	655,684
BHP Group Ltd.	50,923	1,207,996
BHP Group PLC	36,007	693,793
BlueScope Steel Ltd.	10,067	103,640
Boral Ltd.	30,801	98,633
Brambles Ltd.	29,401	198,003
Charter Hall Group	11,323	98,122
Coca-Cola Amatil Ltd.	16,484	143,888
Cochlear Ltd.	1,169	174,185
Coles Group Ltd.	22,405	279,277
Commonwealth Bank of Australia	30,887	1,497,071
Computershare Ltd.	13,079	111,594
CSL Ltd.	7,915	1,598,348
Deterra Royalties Ltd.*	9,315	25,708
Dexus	26,307	159,062
Evolution Mining Ltd.	29,629	115,271
Fortescue Metals Group Ltd.	29,134	355,379
Glencore PLC*	195,294	393,671
Goodman Group	34,356	443,928
GPT Group (The)	47,460	134,315
Iluka Resources Ltd.	9,315	33,689
Incitec Pivot Ltd.	49,085	66,182
Insurance Australia Group Ltd.	47,586	159,400
Lendlease Group	13,052	109,623
Macquarie Group Ltd.	6,132	545,811
Magellan Financial Group Ltd.	2,740	106,021
Medibank Pvt Ltd.	64,835	121,566
Mirvac Group	96,201	142,546
National Australia Bank Ltd.	56,927	743,572
Newcrest Mining Ltd.	14,331	294,270
Northern Star Resources Ltd.	14,058	146,603
Oil Search Ltd.	44,665	80,611
Orica Ltd.	9,704	103,991
Origin Energy Ltd.	35,684	100,236
QBE Insurance Group Ltd.	28,296	163,935
Ramsay Health Care Ltd.	3,793	166,078
Rio Tinto Ltd.	6,517	423,012
Rio Tinto PLC	18,922	1,065,990
Santos Ltd.	36,418	120,968
Saracen Mineral Holdings Ltd.*	21,617	85,618
Scentre Group	105,215	155,163
SEEK Ltd.(a)	8,941	135,057
Shopping Centres Australasia Property Group	41,338	67,349
Sonic Healthcare Ltd.	10,355	253,204
South32 Ltd.	90,562	129,102
Stockland	53,788	145,425
Suncorp Group Ltd.	25,909	149,378
Sydney Airport	32,543	124,551
	Shares	Value
Common Stocks (continued)
Australia (continued)
Tabcorp Holdings Ltd.	48,952	$113,099
Telstra Corp., Ltd.	73,054	137,490
Transurban Group	50,730	479,515
Treasury Wine Estates Ltd.	15,033	96,807
Vicinity Centres	92,509	78,607
Wesfarmers Ltd.	20,088	648,349
Westpac Banking Corp.	62,509	786,194
Woodside Petroleum Ltd.	18,768	230,911
Woolworths Group Ltd.	22,637	606,623
Total Australia		18,940,544
Austria — 0.1%
Erste Group Bank AG*	8,524	174,555
OMV AG	5,320	122,081
Total Austria		296,636
Belgium — 0.8%
Ageas SA/NV(b)	4,291	172,694
Anheuser-Busch InBev SA/NV	14,425	748,740
Galapagos NV*	942	111,265
Groupe Bruxelles Lambert SA	2,335	191,156
KBC Group NV	5,083	250,633
Solvay SA	1,556	126,332
Telenet Group Holding NV	1,337	51,394
UCB SA	2,316	228,503
Umicore SA	3,950	152,022
Total Belgium		2,032,739
Brazil — 0.1%
Yara International ASA	3,734	129,885
Cambodia — 0.0%(c)
NagaCorp Ltd.	45,415	46,851
China — 0.6%
AAC Technologies Holdings, Inc.(b)	15,450	81,386
BOC Hong Kong Holdings Ltd.	75,529	209,401
ESR Cayman Ltd.‡*	30,660	92,318
Lenovo Group Ltd.	168,818	105,581
Prosus NV*	7,574	756,800
Want Want China Holdings Ltd.	152,900	100,949
Wilmar International Ltd.	36,767	108,780
Total China		1,455,215
Denmark — 2.3%
Ambu A/S, Class B	3,099	93,943
AP Moller — Maersk A/S, Class B(b)	169	269,968
Carlsberg AS, Class B	1,924	243,531
Chr Hansen Holding A/S	1,940	195,413
Coloplast A/S, Class B	2,412	352,019
Danske Bank A/S*	12,327	163,860
DSV PANALPINA A/S	3,696	598,512
Genmab A/S*	1,102	367,078
GN Store Nord A/S	2,413	173,553
Novo Nordisk A/S, Class B	27,832	1,787,768
Novozymes A/S, Class B	3,819	229,506
Orsted A/S‡	3,090	490,469
Pandora A/S	1,819	144,064

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Denmark (continued)
Vestas Wind Systems A/S	3,445	$588,050
Total Denmark		5,697,734
Finland — 1.3%
Elisa OYJ	2,877	141,558
Fortum OYJ	8,153	153,377
Huhtamaki OYJ	1,700	83,012
Kesko OYJ, Class B	4,492	115,429
Kone OYJ, Class B	6,807	541,877
Metso Outotec OYJ	11,361	79,999
Neste OYJ(b)	7,415	385,917
Nokia OYJ*	98,452	332,577
Nokian Renkaat OYJ(b)	3,094	95,111
Nordea Bank Abp*	56,317	423,781
Sampo OYJ, Class A	9,029	340,765
Stora Enso OYJ, Class R	11,343	165,491
UPM-Kymmene OYJ	9,818	277,449
Wartsila OYJ Abp	10,743	85,370
Total Finland		3,221,713
France — 9.0%
Accor SA*(b)	4,446	113,211
Adevinta ASA*	4,338	66,938
Air Liquide SA	7,967	1,164,685
Airbus SE*	9,654	703,853
Alstom SA*	3,406	152,669
Arkema SA	1,456	142,601
Atos SE*	1,901	129,763
AXA SA	33,454	537,770
BioMerieux	687	102,272
BNP Paribas SA*	19,368	673,553
Bouygues SA	4,131	135,458
Bureau Veritas SA*	6,629	145,556
Capgemini SE	2,805	323,930
Carrefour SA	10,650	165,739
Cie de Saint-Gobain*	9,294	362,675
Cie Generale des Etablissements Michelin	3,196	344,886
Covivio	1,368	81,429
Credit Agricole SA*	20,432	161,413
Danone SA	9,973	550,648
Dassault Systemes SE	2,342	399,800
Edenred	4,839	225,694
Engie SA*	29,454	356,304
EssilorLuxottica SA*	5,161	638,452
Gecina SA	1,115	138,453
Getlink SE*	10,232	137,542
Hermes International	556	517,477
Ipsen SA	839	76,377
Kering SA	1,298	783,959
Klepierre SA	4,582	58,044
Legrand SA	4,915	363,438
L’Oreal SA	4,105	1,327,880
LVMH Moet Hennessy Louis Vuitton SE	4,295	2,012,718
Orange SA	33,114	371,456
Orpea*	1,195	119,350
Pernod Ricard SA	3,642	587,146
Peugeot SA*	9,770	175,602
	Shares	Value
Common Stocks (continued)
France (continued)
Publicis Groupe SA	4,057	$140,829
Remy Cointreau SA(b)	420	70,939
Renault SA*	3,516	87,052
Rexel SA*	7,876	82,826
Rubis SCA	2,128	69,853
Safran SA*	5,733	604,500
Sanofi	18,708	1,686,047
Sartorius Stedim Biotech	402	152,469
Schneider Electric SE	9,055	1,099,072
SCOR SE*	3,480	84,560
Societe Generale SA*	13,868	188,034
Sodexo SA	1,612	103,463
Suez SA	6,307	115,490
Teleperformance	1,069	320,894
Thales SA	2,070	134,740
TOTAL SE	42,181	1,268,653
Ubisoft Entertainment SA*	1,697	149,719
Unibail-Rodamco-Westfield	2,736	111,227
Valeo SA	4,764	144,116
Veolia Environnement SA	9,306	173,333
Vinci SA	8,270	653,331
Vivendi SA	14,646	422,927
Worldline SA‡*	4,199	311,276
Total France		22,524,091
Germany — 7.8%
adidas AG*	3,392	1,007,548
Allianz SE	7,291	1,282,940
Aroundtown SA*	24,216	116,132
BASF SE	16,286	892,953
Bayer AG	16,872	793,209
Bayerische Motoren Werke AG	6,170	421,740
Bechtle AG	555	95,228
Beiersdorf AG	1,925	201,586
Brenntag AG	3,323	212,429
Commerzbank AG*(b)	20,214	95,245
Continental AG	1,927	204,893
Covestro AG‡	3,189	152,192
CTS Eventim AG & Co. KGaA*	1,451	64,295
Daimler AG	14,161	732,397
Delivery Hero SE‡*	2,542	292,492
Deutsche Bank AG*	37,606	346,106
Deutsche Boerse AG	3,224	474,504
Deutsche Post AG	17,056	755,766
Deutsche Telekom AG	55,829	849,973
Deutsche Wohnen SE	6,548	330,497
E.ON SE	38,854	405,159
Fresenius Medical Care AG & Co. KGaA	3,854	294,410
Fresenius SE & Co. KGaA	7,644	283,507
GEA Group AG	3,732	124,200
Hannover Rueck SE	1,247	181,135
HeidelbergCement AG	2,858	163,527
HelloFresh SE*	2,545	136,132
Henkel AG & Co. KGaA	1,620	146,530
Infineon Technologies AG	23,126	643,826
Just Eat Takeaway.com NV‡*	2,115	234,309
KION Group AG	1,450	112,895

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (continued)
Knorr-Bremse AG	1,112	$128,793
LANXESS AG	2,226	112,845
LEG Immobilien AG	1,261	170,419
Merck KGaA	2,383	352,948
MTU Aero Engines AG	1,044	178,220
Muenchener Rueckversicherungs-Gesellschaft AG	2,352	550,137
Puma SE*	1,577	137,846
RWE AG	11,334	419,704
SAP SE	19,310	2,057,907
Scout24 AG‡	2,056	165,610
Siemens AG	13,369	1,568,188
Siemens Energy AG*	6,643	145,476
Symrise AG	2,450	302,083
TeamViewer AG‡*	2,325	102,373
thyssenkrupp AG*(b)	9,288	44,304
United Internet AG	2,396	84,009
Vonovia SE	9,520	607,919
Zalando SE‡*	3,047	284,583
Total Germany		19,461,119
Hong Kong — 2.8%
AIA Group Ltd.	212,324	2,000,073
ASM Pacific Technology Ltd.	7,611	76,553
CK Asset Holdings Ltd.	53,741	248,787
CK Infrastructure Holdings Ltd.	19,947	93,885
CLP Holdings Ltd.	31,547	290,051
Hang Lung Properties Ltd.	50,743	123,147
Hang Seng Bank Ltd.	14,308	219,929
Henderson Land Development Co., Ltd.	39,072	138,304
Hong Kong & China Gas Co., Ltd.	201,924	290,068
Hong Kong Exchanges & Clearing Ltd.	22,839	1,090,285
Hongkong Land Holdings Ltd.	28,520	104,668
Hysan Development Co., Ltd.	23,281	74,002
Jardine Matheson Holdings Ltd.	4,236	188,036
Jardine Strategic Holdings Ltd.	3,905	84,699
Link REIT	39,829	303,282
Man Wah Holdings Ltd.	48,496	67,039
MTR Corp., Ltd.	30,836	152,493
New World Development Co., Ltd.	34,010	161,830
Power Assets Holdings Ltd.	31,517	161,957
Sino Land Co., Ltd.(b)	90,652	107,078
Sun Hung Kai Properties Ltd.	27,769	355,042
Swire Pacific Ltd., Class A	19,089	86,893
Techtronic Industries Co., Ltd.	25,880	345,073
WH Group Ltd.‡	186,288	146,295
Wharf Real Estate Investment Co., Ltd.	36,238	139,020
Total Hong Kong		7,048,489
Ireland — 0.6%
CRH PLC	13,916	489,420
Flutter Entertainment PLC*	2,275	392,995
Kerry Group PLC, Class A	2,729	326,470
Kingspan Group PLC*	2,776	242,037
Smurfit Kappa Group PLC	4,518	170,112
Total Ireland		1,621,034

	Shares	Value
Common Stocks (continued)
Israel — 0.5%
Bank Hapoalim BM*	36,425	$213,743
Bank Leumi Le-Israel BM	45,054	213,592
Bezeq The Israeli Telecommunication Corp., Ltd.*	66,183	75,574
Israel Discount Bank Ltd., Class A	46,354	130,656
Nice Ltd.*	1,500	343,627
Teva Pharmaceutical Industries Ltd.*	19,529	169,286
Total Israel		1,146,478
Italy — 1.8%
Amplifon SpA*	2,819	102,485
Assicurazioni Generali SpA	23,077	309,403
Atlantia SpA*	10,321	158,155
DiaSorin SpA	421	92,441
Enel SpA	137,313	1,093,091
Eni SpA	45,576	319,119
Ferrari NV	2,108	376,060
FinecoBank Banca Fineco SpA*	11,725	160,480
Intesa Sanpaolo SpA*	280,009	463,028
Mediobanca Banca di Credito Finanziario SpA	19,045	135,060
Moncler SpA*	3,834	153,453
Nexi SpA‡*	5,939	91,249
Prysmian SpA	5,368	145,943
Recordati Industria Chimica e Farmaceutica SpA	2,434	126,140
Snam SpA	45,105	220,145
Telecom Italia SpA	307,445	104,358
Terna Rete Elettrica Nazionale SpA	32,804	221,781
UniCredit SpA*	38,860	289,748
Total Italy		4,562,139
Japan — 25.9%
Advantest Corp.	3,973	229,168
Aeon Co., Ltd.	13,978	356,135
AGC, Inc.	4,694	145,705
Air Water, Inc.	5,967	85,047
Aisin Seiki Co., Ltd.	3,982	119,795
Ajinomoto Co., Inc.	10,890	218,498
Alfresa Holdings Corp.	5,158	94,289
Alps Alpine Co., Ltd.	4,479	63,967
Amada Co., Ltd.	11,330	98,083
Aozora Bank Ltd.	4,609	75,303
Asahi Group Holdings Ltd.	8,758	270,012
Asahi Intecc Co., Ltd.	3,788	117,220
Asahi Kasei Corp.	26,088	224,695
Astellas Pharma, Inc.	35,530	487,713
Bandai Namco Holdings, Inc.	3,925	291,953
Bank of Kyoto Ltd. (The)(b)	1,967	86,458
Bridgestone Corp.	11,387	369,255
Brother Industries Ltd.	6,605	101,470
Canon, Inc.	19,217	330,976
Capcom Co., Ltd.	1,886	103,735
Central Japan Railway Co.	3,405	409,909
Chiba Bank Ltd. (The)	15,937	81,865
Chubu Electric Power Co., Inc.	13,508	151,374
Chugai Pharmaceutical Co., Ltd.	12,028	462,642
Concordia Financial Group Ltd.	30,456	99,927

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
CyberAgent, Inc.	1,932	$121,050
Dai Nippon Printing Co., Ltd.	7,348	136,290
Daifuku Co., Ltd.	2,090	214,518
Dai-ichi Life Holdings, Inc.	21,048	311,371
Daiichi Sankyo Co., Ltd.	33,706	886,016
Daikin Industries Ltd.	4,887	910,644
Daito Trust Construction Co., Ltd.	1,497	135,896
Daiwa House Industry Co., Ltd.	12,522	327,663
Daiwa Securities Group, Inc.	33,333	134,238
Denso Corp.	8,263	382,403
Dentsu Group, Inc.	4,594	131,439
Disco Corp.	544	145,861
East Japan Railway Co.	6,760	352,873
Eisai Co., Ltd.	4,954	383,326
ENEOS Holdings, Inc.	60,152	201,734
FamilyMart Co., Ltd.	3,255	71,240
FANUC Corp.	3,451	727,899
Fast Retailing Co., Ltd.	951	661,443
Fuji Electric Co., Ltd.	2,958	89,130
FUJIFILM Holdings Corp.	6,834	347,649
Fujitsu Ltd.	3,615	422,741
Fukuoka Financial Group, Inc.	5,075	84,373
Hamamatsu Photonics K.K.	3,458	173,330
Hankyu Hanshin Holdings, Inc.	5,198	158,118
Hirose Electric Co., Ltd.	920	127,959
Hisamitsu Pharmaceutical Co., Inc.	1,772	84,328
Hitachi Ltd.	16,890	565,800
Honda Motor Co., Ltd.	31,420	731,851
Hoya Corp.	6,573	741,930
Idemitsu Kosan Co., Ltd.	4,865	97,961
Inpex Corp.	21,508	101,224
Isuzu Motors Ltd.	13,174	106,234
ITOCHU Corp.	25,846	618,089
Japan Exchange Group, Inc.	10,102	245,689
Japan Tobacco, Inc.	22,343	421,042
JFE Holdings, Inc.*	10,682	74,388
JGC Holdings Corp.	6,272	51,297
Kajima Corp.	11,985	127,485
Kakaku.com, Inc.	3,323	88,081
Kansai Electric Power Co., Inc. (The)	14,391	130,901
Kansai Paint Co., Ltd.	5,371	138,154
Kao Corp.	8,813	625,526
KDDI Corp.	30,985	827,679
Keikyu Corp.	6,738	93,845
Keio Corp.	2,874	166,326
Keisei Electric Railway Co., Ltd.	3,887	108,385
Keyence Corp.	3,210	1,450,856
Kikkoman Corp.	3,818	189,183
Kintetsu Group Holdings Co., Ltd.	3,973	158,099
Kirin Holdings Co., Ltd.	15,228	273,708
Kobayashi Pharmaceutical Co., Ltd.	1,369	133,181
Koito Manufacturing Co., Ltd.	2,752	132,151
Komatsu Ltd.	17,760	397,706
Konami Holdings Corp.(b)	2,127	82,809
Kubota Corp.	21,820	377,895
Kuraray Co., Ltd.	10,035	92,344
Kurita Water Industries Ltd.	4,549	134,895
Kyocera Corp.	6,060	332,216
	Shares	Value
Common Stocks (continued)
Japan (continued)
Kyowa Kirin Co., Ltd.	5,992	$148,453
Kyushu Electric Power Co., Inc.	11,258	94,337
Lasertec Corp.	1,492	129,019
Lion Corp.	5,622	114,925
LIXIL Group Corp.	6,394	137,984
M3, Inc.	7,927	532,839
Makita Corp.	5,680	249,933
Marubeni Corp.	32,014	166,348
Marui Group Co., Ltd.	6,026	108,023
Matsumotokiyoshi Holdings Co., Ltd.	1,925	70,986
Mazda Motor Corp.	13,666	71,376
MEIJI Holdings Co., Ltd.	2,854	206,392
MINEBEA MITSUMI, Inc.	8,204	147,066
MISUMI Group, Inc.	6,879	203,330
Mitsubishi Chemical Holdings Corp.	28,744	161,180
Mitsubishi Corp.	23,006	511,770
Mitsubishi Electric Corp.	38,003	487,125
Mitsubishi Estate Co., Ltd.	22,631	336,413
Mitsubishi Heavy Industries Ltd.	6,299	134,639
Mitsubishi Materials Corp.	3,523	64,333
Mitsubishi UFJ Financial Group, Inc.	231,067	906,674
Mitsui & Co., Ltd.	31,584	492,461
Mitsui Chemicals, Inc.	4,412	112,516
Mitsui Fudosan Co., Ltd.	17,405	295,439
Mizuho Financial Group, Inc.	44,111	540,733
MonotaRO Co., Ltd.	2,778	154,127
MS&AD Insurance Group Holdings, Inc.	9,811	266,954
Murata Manufacturing Co., Ltd.	10,494	729,481
Nabtesco Corp.	3,188	118,628
NEC Corp.	5,143	258,282
Nexon Co., Ltd.	7,718	215,505
NGK Spark Plug Co., Ltd.	5,250	91,652
NH Foods Ltd.	2,936	119,923
Nidec Corp.	8,284	832,045
Nihon M&A Center, Inc.	3,056	178,613
Nintendo Co., Ltd.	1,869	1,018,707
Nippon Express Co., Ltd.	1,895	106,043
Nippon Paint Holdings Co., Ltd.	2,977	267,400
Nippon Shinyaku Co., Ltd.	1,252	89,103
Nippon Steel Corp.*	15,588	150,080
Nippon Telegraph & Telephone Corp.	23,833	500,643
Nissan Chemical Corp.	3,037	160,362
Nissan Motor Co., Ltd.*	37,384	130,883
Nisshin Seifun Group, Inc.(b)	8,018	120,492
Nissin Foods Holdings Co., Ltd.	1,985	171,651
Nitori Holdings Co., Ltd.	1,502	309,624
Nitto Denko Corp.	3,335	233,201
Nomura Holdings, Inc.	61,911	275,088
Nomura Research Institute Ltd.	6,172	182,728
NSK Ltd.	11,209	88,887
NTT Data Corp.	14,433	162,223
NTT DOCOMO, Inc.	21,237	789,633
Obayashi Corp.	18,527	154,185
Obic Co., Ltd.	1,402	248,777
Odakyu Electric Railway Co., Ltd.(b)	7,393	177,718
Oji Holdings Corp.	23,977	100,688
Olympus Corp.	19,381	368,747
Omron Corp.	4,096	293,859

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Ono Pharmaceutical Co., Ltd.	9,265	$263,398
Oriental Land Co., Ltd.	3,608	503,374
ORIX Corp.	24,376	283,423
Osaka Gas Co., Ltd.	8,002	151,712
Otsuka Corp.	2,165	99,821
Otsuka Holdings Co., Ltd.	8,396	309,610
Pan Pacific International Holdings Corp.	10,221	217,248
Panasonic Corp.	39,842	366,139
PeptiDream, Inc.*	2,156	99,509
Pigeon Corp.	2,363	108,611
Rakuten, Inc.	15,470	150,201
Recruit Holdings Co., Ltd.	22,151	841,204
Renesas Electronics Corp.*	13,863	114,177
Resona Holdings, Inc.	48,590	159,193
Ricoh Co., Ltd.	16,014	104,472
Rohm Co., Ltd.	1,990	152,286
Ryohin Keikaku Co., Ltd.	5,839	121,874
Santen Pharmaceutical Co., Ltd.	9,501	168,771
SBI Holdings, Inc.	5,615	128,532
Secom Co., Ltd.	4,024	338,541
Sekisui Chemical Co., Ltd.	10,328	160,047
Sekisui House Ltd.	14,361	237,175
Seven & i Holdings Co., Ltd.	14,314	435,280
SG Holdings Co., Ltd.	8,368	201,315
Shimadzu Corp.	6,025	171,229
Shimano, Inc.	1,563	355,316
Shimizu Corp.	16,923	117,202
Shin-Etsu Chemical Co., Ltd.	7,241	962,096
Shionogi & Co., Ltd.	5,502	259,153
Shiseido Co., Ltd.	7,023	433,311
Shizuoka Bank Ltd. (The)	16,894	113,122
SMC Corp.	1,077	569,716
SoftBank Corp.	47,998	556,701
SoftBank Group Corp.	25,552	1,660,367
Sompo Holdings, Inc.	7,031	261,695
Sony Corp.	21,237	1,762,098
Stanley Electric Co., Ltd.	4,018	113,768
Subaru Corp.	11,454	208,777
SUMCO Corp.	5,377	81,524
Sumitomo Chemical Co., Ltd.	37,965	123,475
Sumitomo Corp.	23,738	259,883
Sumitomo Electric Industries Ltd.	17,407	190,738
Sumitomo Metal Mining Co., Ltd.	4,901	151,099
Sumitomo Mitsui Financial Group, Inc.	24,800	683,459
Sumitomo Mitsui Trust Holdings, Inc.	7,512	200,016
Sumitomo Realty & Development Co., Ltd.	8,583	228,820
Suntory Beverage & Food Ltd.	3,032	104,412
Suzuki Motor Corp.	8,048	343,122
Sysmex Corp.	3,559	333,635
T&D Holdings, Inc.	14,415	142,992
Taiheiyo Cement Corp.	3,699	86,477
Taisei Corp.	4,984	154,707
Taiyo Yuden Co., Ltd.	2,883	105,899
Takeda Pharmaceutical Co., Ltd.	27,416	849,440
TDK Corp.	2,401	280,431
Teijin Ltd.	7,408	113,097
Terumo Corp.	12,423	455,969
	Shares	Value
Common Stocks (continued)
Japan (continued)
TIS, Inc.	5,588	$106,960
Tobu Railway Co., Ltd.	5,282	149,305
Toho Co., Ltd.	3,527	139,339
Toho Gas Co., Ltd.	1,890	97,447
Tohoku Electric Power Co., Inc.	11,252	99,238
Tokio Marine Holdings, Inc.	12,240	545,496
Tokyo Century Corp.	1,505	73,278
Tokyo Electron Ltd.	2,681	715,515
Tokyo Gas Co., Ltd.	9,444	213,696
Tokyu Corp.	12,036	142,189
Toppan Printing Co., Ltd.	7,471	94,549
Toray Industries, Inc.	32,218	144,972
Toshiba Corp.	8,429	211,975
Tosoh Corp.	6,733	108,846
TOTO Ltd.	3,868	175,566
Toyo Suisan Kaisha Ltd.	2,926	145,544
Toyota Industries Corp.	3,532	227,043
Toyota Motor Corp.	42,453	2,762,653
Toyota Tsusho Corp.	5,436	150,746
Trend Micro, Inc.	2,575	144,096
Tsuruha Holdings, Inc.	949	132,718
Unicharm Corp.	7,538	348,995
USS Co., Ltd.	6,811	124,440
West Japan Railway Co.	3,634	155,038
Yakult Honsha Co., Ltd.	3,008	145,595
Yamada Holdings Co., Ltd.	17,893	86,949
Yamaha Corp.	3,412	160,580
Yamaha Motor Co., Ltd.	8,122	115,218
Yamato Holdings Co., Ltd.	7,126	187,727
Yaskawa Electric Corp.	5,176	199,782
Yokogawa Electric Corp.	5,569	81,292
Z Holdings Corp.	50,231	348,407
Total Japan		64,790,735
Jordan — 0.0%(c)
Hikma Pharmaceuticals PLC	3,448	111,903
Luxembourg — 0.1%
ArcelorMittal SA*	11,882	161,272
Eurofins Scientific SE*	227	180,811
Total Luxembourg		342,083
Macau — 0.2%
Galaxy Entertainment Group Ltd.	42,785	281,928
Sands China Ltd.	49,319	172,668
Total Macau		454,596
Netherlands — 3.9%
Adyen NV‡*	476	802,593
Aegon NV	38,295	103,267
Akzo Nobel NV	3,635	350,171
Argenx SE*	860	214,780
ASM International NV	842	120,443
ASML Holding NV	6,756	2,455,354
ASR Nederland NV	3,023	91,907
Euronext NV‡	1,072	111,823
EXOR NV	2,180	113,256
Heineken Holding NV	1,992	153,957
Heineken NV(b)	4,224	374,929

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (continued)
ING Groep NV*	70,010	$477,808
Koninklijke Ahold Delhaize NV	18,795	516,464
Koninklijke DSM NV	3,077	492,654
Koninklijke KPN NV	66,763	180,424
Koninklijke Philips NV*	15,796	733,698
NN Group NV	6,876	239,804
Randstad NV*	2,274	113,663
Royal Dutch Shell PLC, Class A	70,940	885,517
Royal Dutch Shell PLC, Class B	64,212	771,313
Signify NV‡*	2,456	87,514
Wolters Kluwer NV	4,770	386,609
Total Netherlands		9,777,948
New Zealand — 0.4%
a2 Milk Co., Ltd.*	16,136	156,125
Auckland International Airport Ltd.*	32,839	151,923
Fisher & Paykel Healthcare Corp., Ltd.	12,392	286,646
SKYCITY Entertainment Group Ltd.(b)	35,839	66,321
Spark New Zealand Ltd.	55,228	163,886
Xero Ltd.*	2,044	158,109
Total New Zealand		983,010
Norway — 0.5%
DNB ASA*	20,440	275,203
Equinor ASA	18,455	234,094
Mowi ASA	8,817	138,958
Norsk Hydro ASA*	30,678	85,787
Orkla ASA	17,465	164,585
Schibsted ASA, Class A*	3,362	136,888
Telenor ASA	12,737	196,142
Total Norway		1,231,657
Poland — 0.3%
Allegro.eu SA‡*	5,200	105,543
Bank Polska Kasa Opieki SA*	5,918	63,111
CD Projekt SA*	1,299	109,919
KGHM Polska Miedz SA*	2,934	87,457
Polski Koncern Naftowy ORLEN SA	6,625	63,681
Powszechna Kasa Oszczednosci Bank Polski SA*	20,123	96,231
Powszechny Zaklad Ubezpieczen SA*	17,433	95,000
Total Poland		620,942
Portugal — 0.1%
EDP — Energias de Portugal SA	54,545	268,887
Galp Energia SGPS SA	10,954	88,732
Total Portugal		357,619
Russia — 0.1%
Polymetal International PLC	8,347	176,946
Singapore — 1.0%
Ascendas Real Estate Investment Trust	100,292	211,528
CapitaLand Ltd.	63,128	118,813
CapitaLand Mall Trust	177,151	224,439
ComfortDelGro Corp., Ltd.	64,039	63,312
DBS Group Holdings Ltd.	32,679	487,014
Genting Singapore Ltd.	211,258	99,789
Keppel Corp., Ltd.	35,863	115,297
	Shares	Value
Common Stocks (continued)
Singapore (continued)
Keppel DC REIT	43,531	$92,449
Oversea-Chinese Banking Corp., Ltd.	63,133	389,293
Singapore Exchange Ltd.	21,507	136,397
Singapore Technologies Engineering Ltd.	50,320	128,610
Singapore Telecommunications Ltd.	148,926	221,399
United Overseas Bank Ltd.	23,900	332,377
Total Singapore		2,620,717
South Africa — 0.2%
Anglo American PLC	22,061	516,643
South Korea — 5.0%
Alteogen, Inc.*	383	53,432
Amorepacific Corp.	765	106,522
Celltrion Healthcare Co., Ltd.*	1,582	118,089
Celltrion, Inc.*	1,893	402,056
CJ CheilJedang Corp.	270	85,899
Coway Co., Ltd.*	1,576	96,391
E-MART, Inc.	637	79,716
Hana Financial Group, Inc.	7,399	198,228
Hankook Tire & Technology Co., Ltd.	3,208	89,480
Hanwha Solutions Corp.	2,064	79,490
HLB, Inc.*	897	72,728
Hotel Shilla Co., Ltd.	883	57,741
Hyundai Mobis Co., Ltd.	1,245	247,420
Hyundai Motor Co.	3,070	445,065
Industrial Bank of Korea	14,559	104,827
Kakao Corp.	1,062	308,857
KB Financial Group, Inc.	8,040	284,132
Kia Motors Corp.	5,577	248,205
Korea Electric Power Corp.*	6,197	108,954
Korea Zinc Co., Ltd.	293	98,768
KT&G Corp.	2,874	205,159
LG Chem Ltd.	899	484,083
LG Corp.	2,483	148,363
LG Electronics, Inc.	2,447	181,147
LG Household & Health Care Ltd.	202	267,031
NAVER Corp.	2,456	627,690
NCSoft Corp.	342	233,887
Orion Corp.	697	66,647
POSCO	1,346	246,733
Samsung Biologics Co., Ltd.‡*	281	168,892
Samsung C&T Corp.	1,674	163,018
Samsung Electro-Mechanics Co., Ltd.	1,168	137,418
Samsung Electronics Co., Ltd.	81,456	4,063,109
Samsung Fire & Marine Insurance Co., Ltd.	799	126,043
Samsung Life Insurance Co., Ltd.	1,776	98,919
Samsung SDI Co., Ltd.	984	383,298
Samsung SDS Co., Ltd.	696	103,354
Shinhan Financial Group Co., Ltd.	9,800	262,122
SK Holdings Co., Ltd.	664	106,795
SK Hynix, Inc.	9,208	648,382
SK Innovation Co., Ltd.	1,142	126,307
SK Telecom Co., Ltd.	717	135,223
Woori Financial Group, Inc.	17,445	136,676
Total South Korea		12,406,296

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain — 2.1%
Abertis Infraestructuras SA*(a)	5,353	$37,350
ACS Actividades de Construccion y Servicios SA	5,041	119,789
Aena SME SA‡*	1,337	180,036
Amadeus IT Group SA	7,588	362,306
Banco Bilbao Vizcaya Argentaria SA	118,205	338,995
Banco Santander SA*	288,593	575,115
Bankinter SA	18,213	68,250
CaixaBank SA	67,363	122,567
Cellnex Telecom SA‡*	6,051	388,513
Enagas SA	4,935	106,520
Endesa SA	5,637	151,089
Ferrovial SA	8,993	194,582
Grifols SA(b)	6,070	163,968
Iberdrola SA	100,061	1,180,130
Industria de Diseno Textil SA*	18,445	455,281
Merlin Properties Socimi SA	7,716	51,906
Naturgy Energy Group SA	5,663	105,215
Red Electrica Corp. SA	8,818	155,359
Repsol SA	26,051	162,045
Siemens Gamesa Renewable Energy SA	3,535	100,185
Telefonica SA	84,498	276,187
Total Spain		5,295,388
Sweden — 3.1%
Alfa Laval AB*	6,537	132,559
Assa Abloy AB, B Shares	16,137	346,266
Atlas Copco AB, A Shares	11,013	486,118
Atlas Copco AB, B Shares	6,687	256,402
Boliden AB	5,394	147,377
Castellum AB	5,029	104,748
Electrolux AB, Series B*(b)	4,994	112,715
Elekta AB, B Shares	6,491	76,059
Epiroc AB, A Shares	11,115	166,079
Epiroc AB, B Shares	6,998	100,318
EQT AB	3,956	75,354
Essity AB, B Shares(b)	11,082	321,088
Evolution Gaming Group AB‡	2,522	187,284
Hennes & Mauritz AB, B Shares(b)	15,744	255,763
Hexagon AB, B Shares*	4,711	344,229
Husqvarna AB, B Shares	7,954	82,211
Industrivarden AB, A Shares*	7,399	198,999
Investor AB, B Shares	10,027	601,993
Kinnevik AB, B Shares	5,129	210,406
Lundin Energy AB	4,828	92,127
Nibe Industrier AB, B Shares*	5,244	126,429
Sandvik AB*	19,672	350,293
Securitas AB, B Shares*	6,804	96,276
Skandinaviska Enskilda Banken AB, A Shares*	26,168	224,310
Skanska AB, B Shares(b)	6,916	129,988
SKF AB, B Shares	7,947	162,669
Svenska Cellulosa AB SCA, B Shares*	11,319	153,550
Svenska Handelsbanken AB, A Shares*	26,489	214,622
Swedbank AB, A Shares*	17,715	277,632
Swedish Match AB	2,987	225,036
Swedish Orphan Biovitrum AB*	3,324	57,397
	Shares	Value
Common Stocks (continued)
Sweden (continued)
Tele2 AB, B Shares	10,415	$123,501
Telefonaktiebolaget LM Ericsson, B Shares	52,880	589,803
Telia Co. AB(b)	44,686	171,291
Trelleborg AB, B Shares*	6,479	107,654
Volvo AB, B Shares*	28,533	555,039
Total Sweden		7,863,585
Switzerland — 9.2%
ABB Ltd.	31,380	761,775
Adecco Group AG	3,016	148,077
Alcon, Inc.*	7,902	449,178
Baloise Holding AG	1,007	137,665
Chocoladefabriken Lindt & Spruengli AG(b)	32	253,821
Cie Financiere Richemont SA, Class A	9,060	568,381
Clariant AG	5,683	97,471
Coca-Cola HBC AG*	4,127	93,651
Credit Suisse Group AG	40,624	382,239
EMS-Chemie Holding AG	145	127,511
Geberit AG	714	406,642
Givaudan SA	163	664,413
Julius Baer Group Ltd.	4,221	188,542
Kuehne + Nagel International AG	779	155,622
LafargeHolcim Ltd.*	8,689	373,043
Logitech International SA	2,333	196,506
Lonza Group AG	1,329	805,042
Nestle SA(d)	47,577	5,351,796
Novartis AG	36,658	2,859,288
Partners Group Holding AG	324	292,203
PSP Swiss Property AG	1,088	131,645
Roche Holding AG	12,322	3,962,587
Schindler Holding AG — Participating Certificate	983	251,501
SGS SA	123	307,450
SIG Combibloc Group AG*	4,538	93,330
Sika AG	2,544	626,459
Sonova Holding AG*	995	236,116
Straumann Holding AG	175	182,532
Swatch Group AG (The) — Bearer	634	134,160
Swiss Life Holding AG	659	221,596
Swiss Prime Site AG	1,633	137,368
Swiss Re AG	5,056	362,644
Swisscom AG	465	236,571
Temenos AG	1,076	115,565
UBS Group AG	58,723	682,021
Vifor Pharma AG	1,077	121,207
Zurich Insurance Group AG	2,486	824,553
Total Switzerland		22,940,171
United Kingdom — 11.1%
3i Group PLC	17,922	222,694
Admiral Group PLC	3,968	141,092
Ashtead Group PLC	8,233	298,068
Associated British Foods PLC	6,510	142,886
AstraZeneca PLC	22,523	2,261,634
Auto Trader Group PLC‡(b)	18,260	136,703
Aviva PLC	71,370	237,625

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
B&M European Value Retail SA	15,919	$99,788
BAE Systems PLC	55,601	285,412
Barclays PLC*	304,629	419,724
Barratt Developments PLC*	20,117	125,504
Berkeley Group Holdings PLC	2,560	134,290
BP PLC	341,508	868,127
British American Tobacco PLC	39,640	1,254,711
British Land Co. PLC (The)	19,184	86,470
BT Group PLC	148,914	195,242
Bunzl PLC	6,788	210,645
Burberry Group PLC	7,796	136,688
CK Hutchison Holdings Ltd.	48,093	289,618
CNH Industrial NV*	17,562	136,244
Compass Group PLC	30,976	422,548
Croda International PLC	2,375	185,297
DCC PLC	1,961	127,387
Diageo PLC	39,706	1,282,983
Direct Line Insurance Group PLC	29,967	102,099
DS Smith PLC*	28,502	104,331
Experian PLC	15,923	579,976
Fiat Chrysler Automobiles NV*	18,987	233,157
GlaxoSmithKline PLC	84,904	1,418,150
GVC Holdings PLC*	11,608	145,018
Halma PLC	5,426	166,135
Hargreaves Lansdown PLC(b)	6,526	114,126
HSBC Holdings PLC*	350,193	1,469,561
IMI PLC	7,137	95,419
Imperial Brands PLC	16,760	265,249
Informa PLC*	31,933	172,590
InterContinental Hotels Group PLC*	3,603	182,434
Intermediate Capital Group PLC	5,828	88,242
Intertek Group PLC	3,122	224,928
JD Sports Fashion PLC	8,751	83,867
Johnson Matthey PLC	3,949	109,729
Kingfisher PLC*	43,812	162,639
Land Securities Group PLC	14,304	94,195
Legal & General Group PLC	109,308	261,188
Lloyds Banking Group PLC*	1,239,568	449,174
London Stock Exchange Group PLC	5,332	570,708
M&G PLC	53,641	101,713
Meggitt PLC*	18,404	65,035
Melrose Industries PLC*	90,176	139,509
Mondi PLC	9,262	175,206
National Grid PLC	59,491	706,912
Natwest Group PLC*	83,387	133,912
Next PLC	2,507	189,307
Ocado Group PLC*	8,485	249,702
Pearson PLC(b)	15,626	103,043
Persimmon PLC	6,306	190,469
Prudential PLC	45,796	558,272
Reckitt Benckiser Group PLC	10,874	956,086
RELX PLC	32,066	633,322
Rentokil Initial PLC*	32,590	221,651
Rightmove PLC*(b)	16,397	131,024
Rolls-Royce Holdings PLC*(b)	30,792	28,395
RSA Insurance Group PLC*	21,416	117,299
Sage Group PLC (The)	20,610	169,379
Segro PLC	19,929	232,429
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Severn Trent PLC	4,672	$146,794
Smith & Nephew PLC	15,679	270,948
Smiths Group PLC	8,225	141,391
Spirax-Sarco Engineering PLC	1,252	182,605
SSE PLC	18,388	298,385
St James’s Place PLC	9,836	114,360
Standard Chartered PLC*	46,350	210,836
Standard Life Aberdeen PLC	41,166	119,496
Tate & Lyle PLC	12,006	92,397
Taylor Wimpey PLC*	71,968	98,452
TechnipFMC PLC	8,700	47,641
Tesco PLC	163,961	435,663
Travis Perkins PLC*	5,151	70,698
Unilever NV	24,854	1,405,579
Unilever PLC	18,619	1,060,235
United Utilities Group PLC	13,498	150,689
Vodafone Group PLC	471,903	628,476
Weir Group PLC (The)*	5,402	100,127
Whitbread PLC(b)	4,137	114,846
Wm Morrison Supermarkets PLC	42,604	89,737
WPP PLC	21,888	174,505
Total United Kingdom		27,850,820
United States — 0.5%
Amcor PLC	31,139	323,856
Ferguson PLC*	4,117	411,064
James Hardie Industries PLC	8,246	200,244
OneMarket Ltd.*(a)	1,633	—
QIAGEN NV*	4,032	191,483
Total United States		1,126,647
Total Common Stocks
(Cost $283,596,046)		247,652,373
Preferred Stocks — 0.8%
Germany — 0.6%
FUCHS PETROLUB SE, 2.14%	2,573	132,415
Henkel AG & Co. KGaA, 2.18%	3,405	331,266
Porsche Automobil Holding SE, 4.58%	3,220	172,538
Sartorius AG, 0.10%	638	270,069
Volkswagen AG, 3.74%	3,622	527,808
Total Germany		1,434,096
South Korea — 0.2%
Samsung Electronics Co., Ltd., 2.71%	13,398	591,557
Total Preferred Stocks
(Cost $2,014,189)		2,025,653
Rights — 0.0%(c)
United Kingdom — 0.0%(c)
Rolls-Royce Holdings PLC, expires 11/19/20*
(Cost $14)	20	10

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Short-Term Investment — 1.6%
Money Market Fund — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(e)(f)
(Cost $3,935,916)	3,935,916	$3,935,916
Total Investments — 101.4%
(Cost $289,546,165)		253,613,952
Other Assets and Liabilities, Net — (1.4)%		(3,492,262)
Net Assets — 100.0%		$250,121,690

*
Non-income producing securities.

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended. The total market value of 144A securities held was $4,532,067, 1.8% of net asset value.

(a)
Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(b)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,828,217; total market value of collateral held by the Fund was $4,089,870. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $153,954.

(c)
Less than 0.05%.

(d)
All or a portion of the security has been segregated as collateral for forward foreign currency contracts. The total value of the security segregated amounted to $3,037,150.

(e)
Reflects the 1-day yield at October 31, 2020.

(f)
Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts Outstanding as of October 31, 2020:
Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2020	Unrealized Appreciation
Australian Dollar	11/04/20	Morgan Stanley	12,206,857	$8,571,319	$8,572,446	$1,127
Swiss Franc	11/04/20	Morgan Stanley	11,188,401	12,207,661	12,208,486	825
British Pound	11/04/20	Morgan Stanley	87,923	113,534	113,687	153
Israeli Shekel	11/04/20	Morgan Stanley	1,901,980	557,996	558,341	345
Japanese Yen	11/04/20	Morgan Stanley	3,476,155,849	33,250,013	33,253,460	3,447
South Korean Won#	11/04/20	Morgan Stanley	7,558,170,645	6,656,367	6,660,865	4,498
Polish Zloty	11/04/20	Morgan Stanley	1,175,118	296,030	296,473	443
Swedish Krona	11/04/20	Morgan Stanley	192,232	21,492	21,597	105
Unrealized Appreciation				$61,674,412	$61,685,355	$10,943

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2020	Unrealized Appreciation
Australian Dollar	11/04/20	Morgan Stanley	(12,206,857)	$(8,750,146)	$(8,572,446)	$177,700
Danish Krone	11/04/20	Morgan Stanley	(18,599,057)	(2,931,133)	(2,910,248)	20,885
Danish Krone	12/03/20	Morgan Stanley	(18,235,122)	(2,855,614)	(2,855,226)	388
Euro	11/04/20	Morgan Stanley	(32,571,301)	(38,219,060)	(37,944,013)	275,047
Euro	12/03/20	Morgan Stanley	(30,301,292)	(35,323,113)	(35,323,057)	56
British Pound	12/03/20	Morgan Stanley	(12,423,781)	(16,070,310)	(16,067,504)	2,806
Hong Kong Dollar	11/04/20	Morgan Stanley	(31,717,849)	(4,091,803)	(4,090,053)	1,750
Norwegian Krone	11/04/20	Morgan Stanley	(7,207,329)	(770,239)	(753,978)	16,261
Norwegian Krone	12/03/20	Morgan Stanley	(6,827,317)	(715,243)	(714,119)	1,124
New Zealand Dollar	11/04/20	Morgan Stanley	(632,706)	(418,218)	(418,157)	61
New Zealand Dollar	12/03/20	Morgan Stanley	(624,073)	(412,570)	(412,463)	107
Polish Zloty	11/04/20	Morgan Stanley	(1,179,521)	(305,064)	(297,584)	7,480
Swedish Krona	12/03/20	Morgan Stanley	(34,997,474)	(3,934,605)	(3,933,304)	1,301
Singapore Dollar	11/04/20	Morgan Stanley	(1,935,243)	(1,417,400)	(1,417,243)	157
Singapore Dollar	12/03/20	Morgan Stanley	(1,887,005)	(1,381,994)	(1,381,927)	67
Unrealized Appreciation				$(117,596,512)	$(117,091,322)	$505,190
Total Unrealized Appreciation						$516,133
See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2020 (unaudited)
Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2020	Unrealized (Depreciation)
Danish Krone	11/04/20	Morgan Stanley	18,599,057	$2,910,880	$2,910,248	$(632)
Euro	11/04/20	Morgan Stanley	32,571,301	37,950,993	37,944,013	(6,980)
British Pound	11/04/20	Morgan Stanley	13,091,739	16,932,698	16,928,043	(4,655)
Hong Kong Dollar	11/04/20	Morgan Stanley	31,717,849	4,090,073	4,090,053	(20)
Norwegian Krone	11/04/20	Morgan Stanley	7,207,329	755,200	753,978	(1,222)
New Zealand Dollar	11/04/20	Morgan Stanley	632,706	418,270	418,157	(113)
Polish Zloty	11/04/20	Morgan Stanley	4,403	1,142	1,111	(31)
Swedish Krona	11/04/20	Morgan Stanley	37,130,581	4,173,195	4,171,618	(1,577)
Singapore Dollar	11/04/20	Morgan Stanley	1,935,243	1,417,356	1,417,243	(113)
Unrealized Depreciation				$68,649,807	$68,634,464	$(15,343)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2020	Unrealized (Depreciation)
Australian Dollar	12/03/20	Morgan Stanley	(12,438,880)	$(8,735,136)	$(8,736,736)	$(1,600)
Swiss Franc	11/04/20	Morgan Stanley	(11,188,401)	(12,186,964)	(12,208,486)	(21,522)
Swiss Franc	12/03/20	Morgan Stanley	(10,423,827)	(11,381,998)	(11,384,050)	(2,052)
British Pound	11/04/20	Morgan Stanley	(13,179,662)	(17,040,866)	(17,041,731)	(865)
Hong Kong Dollar	12/03/20	Morgan Stanley	(31,220,192)	(4,025,739)	(4,025,783)	(44)
Israeli Shekel	11/04/20	Morgan Stanley	(1,901,980)	(556,338)	(558,341)	(2,003)
Israeli Shekel	12/03/20	Morgan Stanley	(1,952,796)	(573,044)	(573,417)	(373)
Japanese Yen	11/04/20	Morgan Stanley	(3,476,155,849)	(32,950,143)	(33,253,460)	(303,317)
Japanese Yen	12/03/20	Morgan Stanley	(3,386,611,708)	(32,401,042)	(32,408,648)	(7,606)
South Korean Won#	11/04/20	Morgan Stanley	(7,558,170,645)	(6,484,350)	(6,660,865)	(176,515)
South Korean Won#	12/03/20	Morgan Stanley	(7,374,332,165)	(6,480,194)	(6,498,475)	(18,281)
Polish Zloty	12/03/20	Morgan Stanley	(1,225,924)	(308,851)	(309,315)	(464)
Swedish Krona	11/04/20	Morgan Stanley	(37,322,813)	(4,171,041)	(4,193,215)	(22,174)
Unrealized Depreciation				$(137,295,706)	$(137,852,522)	$(556,816)
Total Unrealized Depreciation						$(572,159)
Net Unrealized Appreciation (Depreciation)						$(56,026)

#
Non-deliverable forward.

As of October 31, 2020, there was collateral segregated by the counterparty for forward foreign currency contracts in the amount of $3,037,150.
See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2020 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$247,479,966	$135,057	$37,350(h)	$247,652,373
Preferred Stocks	2,025,653	—	—	2,025,653
Right	10	—	—	10
Short-Term Investment:
Money Market Fund	3,935,916	—	—	3,935,916
Total Investments in Securities	253,441,545	135,057	37,350	253,613,952
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	—	516,133	—	516,133
Total Investments in Securities and Other Financial Instruments	$253,441,545	$651,190	$37,350	$254,130,085
Liability Valuation Inputs
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	$—	$572,159	$—	$572,159

(g)
For a complete listing of investments and their countries, see the Schedules of Investments.

(h)
The Level 3 security, valued at $37,350, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(i)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ Candriam ESG International Equity ETF

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks — 99.2%
Australia — 8.0%
Alumina Ltd.	27,534	$27,747
AMP Ltd.	36,461	39,175
Ampol Ltd.	2,687	48,947
APA Group	12,719	93,696
ASX Ltd.	2,068	115,643
AusNet Services	19,896	27,944
Australia & New Zealand Banking Group Ltd.	28,694	379,028
BHP Group Ltd.	31,719	752,438
BHP Group PLC	22,170	427,178
BlueScope Steel Ltd.	5,394	55,531
Boral Ltd.	13,198	42,263
Brambles Ltd.	16,281	109,646
Coca-Cola Amatil Ltd.	5,366	46,840
Cochlear Ltd.	705	105,047
Computershare Ltd.	4,994	42,611
CSL Ltd.	4,882	985,866
Dexus	11,751	71,051
Fortescue Metals Group Ltd.	18,286	223,054
Goodman Group	19,512	252,122
GPT Group (The)	20,977	59,366
Insurance Australia Group Ltd.	24,902	83,415
Lendlease Group	7,406	62,202
Macquarie Group Ltd.	3,853	342,956
Mirvac Group	42,324	62,714
National Australia Bank Ltd.	35,491	463,578
Newcrest Mining Ltd.	8,794	180,574
Orica Ltd.	4,353	46,648
QBE Insurance Group Ltd.	14,931	86,504
Ramsay Health Care Ltd.	1,994	87,308
REA Group Ltd.	612	50,830
Rio Tinto Ltd.	3,969	257,624
Rio Tinto PLC	11,480	646,738
Santos Ltd.	22,463	74,614
Sonic Healthcare Ltd.	5,051	123,509
Stockland	25,615	69,254
Suncorp Group Ltd.	13,777	79,431
Telstra Corp., Ltd.	127,715	240,364
Transurban Group	29,483	278,682
Vicinity Centres	39,496	33,561
Wesfarmers Ltd.	12,157	392,372
Westpac Banking Corp.	38,965	490,075
Woodside Petroleum Ltd.	10,259	126,221
Total Australia		8,184,367
Austria — 0.2%
ANDRITZ AG	777	26,175
OMV AG	1,537	35,270
Raiffeisen Bank International AG*	1,460	20,986
Telekom Austria AG	1,469	9,891
Verbund AG	712	40,955
voestalpine AG	1,198	33,282
Total Austria		166,559
Belgium — 0.5%
Ackermans & van Haaren NV*	237	29,153
Elia Group SA/NV	308	29,814
KBC Group NV	3,020	148,910
Sofina SA	161	41,822
	Shares	Value
Common Stocks (continued)
Belgium (continued)
Solvay SA	763	$61,948
Telenet Group Holding NV	461	17,721
UCB SA	1,301	128,360
Umicore SA	2,079	80,014
Total Belgium		537,742
Brazil — 0.1%
Yara International ASA	1,826	63,517
Chile — 0.1%
Antofagasta PLC	3,733	49,692
China — 1.0%
Alibaba Health Information Technology Ltd.*	43,641	113,958
China Gas Holdings Ltd.	20,129	61,647
CSPC Pharmaceutical Group Ltd.	102,643	108,138
Fosun International Ltd.	26,249	31,614
Geely Automobile Holdings Ltd.	61,902	127,079
Haier Electronics Group Co., Ltd.	13,022	49,369
Prosus NV*	4,196	419,268
Shimao Group Holdings Ltd.	13,310	46,942
Sun Art Retail Group Ltd.	18,469	19,958
Total China		977,973
Colombia — 0.0%(a)
Millicom International Cellular SA	1,092	32,265
Denmark — 3.0%
AP Moller — Maersk A/S, Class A	33	48,689
AP Moller — Maersk A/S, Class B	60	95,847
Chr Hansen Holding A/S	1,053	106,067
Coloplast A/S, Class B	1,331	194,253
Danske Bank A/S*	6,921	91,999
DSV PANALPINA A/S	2,350	380,547
Genmab A/S*	696	231,838
Novo Nordisk A/S, Class B	17,901	1,149,857
Novozymes A/S, Class B	2,166	130,168
Orsted A/S‡	1,926	305,710
Vestas Wind Systems A/S	2,123	362,389
Total Denmark		3,097,364
Finland — 1.6%
Elisa OYJ	1,538	75,674
Huhtamaki OYJ	947	46,242
Kone OYJ, Class B	3,844	306,005
Neles OYJ	1,325	17,742
Neste OYJ(b)	4,988	259,603
Nokia OYJ*	60,465	204,255
Nordea Bank Abp*	43,002	323,587
Orion OYJ, Class B	1,051	44,991
Sampo OYJ, Class A	4,956	187,045
Stora Enso OYJ, Class R	6,042	88,151
Wartsila OYJ Abp	5,808	46,154
Total Finland		1,599,449
France — 9.6%
Accor SA*	1,995	50,800
Adevinta ASA*	2,707	41,771
Air Liquide SA(b)	5,102	745,854

See notes to financial statements.

Schedules of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
France (continued)
Amundi SA‡*	646	$42,365
AXA SA	24,328	391,071
BioMerieux	431	64,162
BNP Paribas SA*	12,296	427,613
Bouygues SA	3,221	105,618
Capgemini SE	1,729	199,670
Carrefour SA	5,759	89,624
Cie de Saint-Gobain*	5,851	228,320
Cie Generale des Etablissements Michelin	1,745	188,306
Credit Agricole SA*	13,721	108,396
Danone SA	6,500	358,890
Dassault Systemes SE	1,437	245,308
Engie SA*	19,585	236,919
EssilorLuxottica SA*	3,179	393,265
Hermes International	357	332,265
Kering SA	806	486,803
Legrand SA	2,838	209,855
L’Oreal SA	2,256	729,768
Natixis SA*	10,212	23,743
Orange SA	21,515	241,345
Peugeot SA*	6,058	108,884
Publicis Groupe SA	2,342	81,297
Sanofi	11,677	1,052,383
Sartorius Stedim Biotech	256	97,094
Schneider Electric SE	5,782	701,804
Societe Generale SA*	8,984	121,813
Sodexo SA	903	57,958
Teleperformance	621	186,413
TOTAL SE	28,073	844,335
Unibail-Rodamco-Westfield	1,358	55,207
Vinci SA	6,002	474,159
Total France		9,723,078
Germany — 9.0%
adidas AG*	1,966	583,974
Allianz SE	4,494	790,774
BASF SE	9,910	543,360
Bayerische Motoren Werke AG	3,444	235,409
Beiersdorf AG	1,060	111,003
Continental AG	1,166	123,978
Covestro AG‡	1,823	87,001
Daimler AG	8,619	445,769
Delivery Hero SE‡*	1,356	156,026
Deutsche Bank AG*	18,908	174,019
Deutsche Boerse AG	1,980	291,414
Deutsche Post AG	10,591	469,296
Deutsche Telekom AG	34,988	532,678
Deutsche Wohnen SE	3,737	188,617
Fresenius Medical Care AG & Co. KGaA	2,142	163,629
Fresenius SE & Co. KGaA	4,390	162,820
Hannover Rueck SE	649	94,272
Henkel AG & Co. KGaA	1,089	98,501
Infineon Technologies AG	14,066	391,596
Knorr-Bremse AG	518	59,995
Merck KGaA	1,394	206,466
Muenchener Rueckversicherungs- Gesellschaft AG	1,512	353,659
	Shares	Value
Common Stocks (continued)
Germany (continued)
SAP SE	11,019	$1,174,318
Siemens AG	8,770	1,028,724
Symrise AG	1,342	165,468
Talanx AG	570	16,785
Vonovia SE	5,851	373,628
Zalando SE‡*	1,755	163,913
Total Germany		9,187,092
Hong Kong — 3.1%
AIA Group Ltd.	130,378	1,228,149
ASM Pacific Technology Ltd.	3,277	32,961
Bank of East Asia Ltd. (The)(b)	14,794	26,632
Cathay Pacific Airways Ltd.*	10,432	7,076
CK Infrastructure Holdings Ltd.	6,551	30,834
Hang Lung Properties Ltd.	19,720	47,858
Hang Seng Bank Ltd.	7,810	120,048
Henderson Land Development Co., Ltd.	14,170	50,158
HKT Trust & HKT Ltd.	36,753	47,488
Hong Kong & China Gas Co., Ltd.	111,551	160,245
Hong Kong Exchanges & Clearing Ltd.	13,674	652,768
Kerry Properties Ltd.	6,338	15,496
Link REIT	22,189	168,960
MTR Corp., Ltd.	16,396	81,083
NWS Holdings Ltd.	15,079	13,203
Sino Biopharmaceutical Ltd.	105,155	106,038
Sun Hung Kai Properties Ltd.	15,573	199,109
Swire Pacific Ltd., Class A	5,325	24,239
Swire Pacific Ltd., Class B	9,403	7,639
Swire Properties Ltd.	11,366	30,413
WH Group Ltd.‡	101,976	80,083
Total Hong Kong		3,130,480
Ireland — 0.5%
CRH PLC	8,467	297,781
Kingspan Group PLC*	1,641	143,077
Smurfit Kappa Group PLC	2,552	96,089
Total Ireland		536,947
Israel — 0.3%
Bank Hapoalim BM*	12,106	71,038
Bank Leumi Le-Israel BM	15,676	74,317
Check Point Software Technologies Ltd.*	1,177	133,660
ICL Group Ltd.	7,481	27,275
Mizrahi Tefahot Bank Ltd.	1,427	27,906
Total Israel		334,196
Italy — 2.2%
Amplifon SpA*	1,310	47,625
Assicurazioni Generali SpA	12,489	167,445
Banca Mediolanum SpA	2,282	15,577
DiaSorin SpA	271	59,505
Enel SpA	83,829	667,328
Eni SpA	26,655	186,636
FinecoBank Banca Fineco SpA*	6,577	90,019
Infrastrutture Wireless Italiane SpA‡	3,522	38,072
Intesa Sanpaolo SpA*	164,342	271,759

See notes to financial statements.

Schedules of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Italy (continued)
Moncler SpA*	2,159	$86,412
Nexi SpA‡*	3,838	58,969
Poste Italiane SpA‡	4,976	40,574
Prysmian SpA	2,550	69,328
Snam SpA	20,909	102,051
Telecom Italia SpA	108,102	36,694
Telecom Italia SpA-RSP	65,038	23,660
Terna Rete Elettrica Nazionale SpA	15,213	102,852
UniCredit SpA*	22,986	171,388
Total Italy		2,235,894
Japan — 24.6%
Advantest Corp.	2,129	122,803
Aeon Co., Ltd.	7,592	193,431
AEON Financial Service Co., Ltd.	1,120	11,389
AGC, Inc.	2,125	65,962
Air Water, Inc.	2,037	29,033
Aisin Seiki Co., Ltd.	1,693	50,933
Ajinomoto Co., Inc.	5,820	116,773
Astellas Pharma, Inc.	19,888	272,999
Benesse Holdings, Inc.	829	19,500
Bridgestone Corp.	6,132	198,847
Brother Industries Ltd.	2,638	40,526
Canon, Inc.	11,013	189,678
Casio Computer Co., Ltd.	2,288	34,559
Central Japan Railway Co.	1,836	221,026
Chugai Pharmaceutical Co., Ltd.	6,780	260,784
Daiichi Sankyo Co., Ltd.	20,080	527,835
Daikin Industries Ltd.	2,790	519,889
Daito Trust Construction Co., Ltd.	690	62,637
Daiwa House Industry Co., Ltd.	6,492	169,876
Daiwa House REIT Investment Corp.	23	53,221
Daiwa Securities Group, Inc.	15,644	63,001
Denso Corp.	4,757	220,149
East Japan Railway Co.	3,707	193,506
Eisai Co., Ltd.	2,921	226,018
FANUC Corp.	2,055	433,449
Fast Retailing Co., Ltd.	586	407,577
Fuji Electric Co., Ltd.	1,380	41,582
FUJIFILM Holdings Corp.	4,046	205,822
Fujitsu Ltd.	2,022	236,454
Hakuhodo DY Holdings, Inc.	2,354	29,881
Hino Motors Ltd.	2,845	21,663
Hitachi Ltd.	10,165	340,519
Hitachi Metals Ltd.	2,154	28,455
Honda Motor Co., Ltd.	17,354	404,218
Hulic Co., Ltd.	4,078	37,683
Idemitsu Kosan Co., Ltd.	2,183	43,957
Inpex Corp.	10,504	49,435
ITOCHU Corp.	15,903	380,309
J Front Retailing Co., Ltd.	2,681	20,286
Japan Exchange Group, Inc.	5,724	139,212
Japan Real Estate Investment Corp.	14	68,567
Japan Retail Fund Investment Corp.	30	43,132
JFE Holdings, Inc.*	5,534	38,538
JTEKT Corp.	2,438	19,217
Kansai Electric Power Co., Inc. (The)	7,909	71,941
Kao Corp.	5,077	360,353
KDDI Corp.	17,304	462,229
	Shares	Value
Common Stocks (continued)
Japan (continued)
Keikyu Corp.	2,585	$36,003
Keio Corp.	1,241	71,820
Keisei Electric Railway Co., Ltd.	1,601	44,642
Kikkoman Corp.	1,565	77,546
Kintetsu Group Holdings Co., Ltd.	1,961	78,035
Koito Manufacturing Co., Ltd.	1,284	61,658
Komatsu Ltd.	10,085	225,837
Konica Minolta, Inc.	5,241	13,235
Kose Corp.	326	41,413
Kubota Corp.	12,529	216,986
Kuraray Co., Ltd.	3,601	33,137
Kyocera Corp.	3,517	192,806
Kyowa Kirin Co., Ltd.	2,655	65,778
Lion Corp.	2,644	54,048
Makita Corp.	2,606	114,670
Marui Group Co., Ltd.	2,114	37,896
Mazda Motor Corp.	6,165	32,199
Mitsubishi Chemical Holdings Corp.	14,889	83,489
Mitsubishi Estate Co., Ltd.	12,807	190,378
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,527	23,263
Mitsui Chemicals, Inc.	1,829	46,644
Mitsui OSK Lines Ltd.	1,251	27,990
MS&AD Insurance Group Holdings, Inc.	5,086	138,388
Murata Manufacturing Co., Ltd.	6,673	463,867
Nabtesco Corp.	1,194	44,430
NEC Corp.	2,685	134,841
NGK Insulators Ltd.	3,288	46,643
NGK Spark Plug Co., Ltd.	2,032	35,474
NH Foods Ltd.	1,085	44,317
Nidec Corp.	5,409	543,280
Nikon Corp.	3,117	18,754
Nintendo Co., Ltd.	1,262	687,859
Nippon Building Fund, Inc.	14	70,710
Nippon Paint Holdings Co., Ltd.	1,880	168,866
Nippon Prologis REIT, Inc.	22	72,393
Nippon Sanso Holdings Corp.	1,762	25,737
Nippon Telegraph & Telephone Corp.	25,550	536,711
Nippon Yusen K.K.	1,646	30,152
Nissan Motor Co., Ltd.*	25,258	88,430
Nisshin Seifun Group, Inc.	2,472	37,149
Nitori Holdings Co., Ltd.	872	179,755
Nitto Denko Corp.	1,595	111,531
NOK Corp.	962	10,895
Nomura Real Estate Holdings, Inc.	1,224	21,321
Nomura Research Institute Ltd.	3,873	114,664
NSK Ltd.	4,885	38,738
NTT Data Corp.	6,771	76,104
NTT DOCOMO, Inc.	11,563	429,935
Obayashi Corp.	7,005	58,297
Odakyu Electric Railway Co., Ltd.	3,630	87,260
Oji Holdings Corp.	9,706	40,759
Omron Corp.	2,048	146,929
Oracle Corp. Japan	357	35,721
Oriental Land Co., Ltd.	2,128	296,890
ORIX Corp.	13,419	156,024
Otsuka Holdings Co., Ltd.	4,298	158,492

See notes to financial statements.

Schedules of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Pan Pacific International Holdings Corp.	4,195	$89,165
Panasonic Corp.	23,442	215,427
Pola Orbis Holdings, Inc.	887	17,462
Rakuten, Inc.	8,665	84,130
Recruit Holdings Co., Ltd.	13,117	498,130
Resona Holdings, Inc.	24,295	79,597
Ricoh Co., Ltd.	7,478	48,785
Rinnai Corp.	374	36,849
Rohm Co., Ltd.	914	69,945
Santen Pharmaceutical Co., Ltd.	4,012	71,267
SBI Holdings, Inc.	2,430	55,625
Secom Co., Ltd.	2,260	190,135
Sekisui Chemical Co., Ltd.	4,289	66,464
Sekisui House Ltd.	6,375	105,284
Seven Bank Ltd.	6,440	14,723
Sharp Corp.	2,188	25,116
Shimamura Co., Ltd.	257	27,337
Shimano, Inc.	826	187,774
Shimizu Corp.	6,224	43,105
Shinsei Bank Ltd.	2,391	28,635
Shionogi & Co., Ltd.	3,207	151,055
Shiseido Co., Ltd.	4,236	261,356
Shizuoka Bank Ltd. (The)	5,455	36,527
SoftBank Group Corp.	15,050	977,948
Sompo Holdings, Inc.	3,574	133,025
Sony Corp.	13,584	1,127,106
Square Enix Holdings Co., Ltd.	932	54,561
Stanley Electric Co., Ltd.	1,577	44,652
Sumitomo Chemical Co., Ltd.	17,138	55,739
Sumitomo Dainippon Pharma Co., Ltd.	1,794	20,971
Sumitomo Electric Industries Ltd.	7,971	87,342
Sumitomo Heavy Industries Ltd.	1,234	26,205
Sumitomo Metal Mining Co., Ltd.	2,557	78,833
Sumitomo Mitsui Trust Holdings, Inc.	3,355	89,331
Sumitomo Rubber Industries Ltd.	1,910	16,681
Suntory Beverage & Food Ltd.	1,343	46,248
Suzuken Co., Ltd.	673	24,238
Sysmex Corp.	1,635	153,271
Taiheiyo Cement Corp.	1,272	29,738
Taisei Corp.	2,061	63,975
Takeda Pharmaceutical Co., Ltd.	16,583	513,797
TDK Corp.	1,358	158,611
Teijin Ltd.	1,946	29,709
Terumo Corp.	7,595	278,764
THK Co., Ltd.	1,289	33,896
Tobu Railway Co., Ltd.	2,161	61,084
Toho Gas Co., Ltd.	966	49,806
Tokio Marine Holdings, Inc.	6,889	307,020
Tokyo Electron Ltd.	1,505	401,660
Tokyu Corp.	6,392	75,513
Toppan Printing Co., Ltd.	3,032	38,371
Toshiba Corp.	4,635	116,562
TOTO Ltd.	1,660	75,346
Toyo Suisan Kaisha Ltd.	936	46,558
Toyoda Gosei Co., Ltd.	736	18,572
Toyota Boshoku Corp.	618	8,903
Toyota Industries Corp.	1,655	106,386
	Shares	Value
Common Stocks (continued)
Japan (continued)
Toyota Motor Corp.	24,355	$1,584,915
Trend Micro, Inc.	1,425	79,742
Unicharm Corp.	4,127	191,072
United Urban Investment Corp.	32	34,069
West Japan Railway Co.	1,930	82,340
Yakult Honsha Co., Ltd.	1,252	60,600
Yamada Holdings Co., Ltd.	7,096	34,482
Yamaha Corp.	1,783	83,914
Yamaha Motor Co., Ltd.	3,134	44,459
Yamato Holdings Co., Ltd.	3,563	93,864
Yaskawa Electric Corp.	2,686	103,673
Yokogawa Electric Corp.	2,759	40,274
Z Holdings Corp.	28,001	194,218
ZOZO, Inc.	1,050	26,627
Total Japan		25,078,207
Mexico — 0.0%(a)
Fresnillo PLC	1,986	29,852
Netherlands — 4.0%
ABN AMRO Bank NV‡*	4,758	39,051
Adyen NV‡*	203	342,282
Akzo Nobel NV	1,866	179,757
ASML Holding NV	4,592	1,668,885
ING Groep NV*	42,087	287,238
Koninklijke DSM NV	1,832	293,319
Koninklijke Philips NV*	9,724	451,664
NN Group NV	2,874	100,232
NXP Semiconductors NV	2,998	405,090
Randstad NV*	1,281	64,029
Wolters Kluwer NV	2,940	238,288
Total Netherlands		4,069,835
New Zealand — 0.2%
Contact Energy Ltd.	7,733	37,717
Fletcher Building Ltd.*	8,882	24,067
Mercury NZ Ltd.	6,558	23,188
Meridian Energy Ltd.	13,521	47,361
Ryman Healthcare Ltd.	4,449	41,165
Spark New Zealand Ltd.	19,791	58,729
Total New Zealand		232,227
Norway — 0.7%
DNB ASA*	9,456	127,315
Equinor ASA	11,417	144,820
Mowi ASA	4,807	75,760
Norsk Hydro ASA*	14,226	39,781
Orkla ASA	8,060	75,955
Schibsted ASA, Class A*	768	31,270
Schibsted ASA, Class B*	1,016	36,415
Storebrand ASA*	4,902	25,692
Telenor ASA	6,392	98,432
TGS NOPEC Geophysical Co. ASA	1,241	11,425
TOMRA Systems ASA	1,251	50,347
Total Norway		717,212
Poland — 0.3%
Bank Polska Kasa Opieki SA*	1,724	18,385
CD Projekt SA*	690	58,386
Cyfrowy Polsat SA	2,138	13,312

See notes to financial statements.

Schedules of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Poland (continued)
Dino Polska SA‡*	517	$28,356
Grupa Lotos SA	932	6,556
KGHM Polska Miedz SA*	1,470	43,818
mBank SA*	138	4,021
Polski Koncern Naftowy ORLEN SA(b)	3,120	29,990
Polskie Gornictwo Naftowe i Gazownictwo SA	17,532	18,445
Powszechna Kasa Oszczednosci Bank Polski SA*	9,516	45,507
Powszechny Zaklad Ubezpieczen SA*	6,133	33,422
Santander Bank Polska SA*	358	11,109
Total Poland		311,307
Portugal — 0.2%
EDP — Energias de Portugal SA	26,472	130,497
Jeronimo Martins SGPS SA	2,638	41,914
Total Portugal		172,411
Singapore — 1.3%
Ascendas Real Estate Investment Trust	31,340	66,100
CapitaLand Ltd.	26,652	50,161
CapitaLand Mall Trust	48,369	61,280
City Developments Ltd.	6,318	29,334
ComfortDelGro Corp., Ltd.	23,311	23,046
DBS Group Holdings Ltd.	19,100	284,647
Jardine Cycle & Carriage Ltd.	1,066	13,865
Keppel Corp., Ltd.	15,401	49,513
Oversea-Chinese Banking Corp., Ltd.	39,638	244,417
Singapore Exchange Ltd.	8,435	53,495
Singapore Press Holdings Ltd.	17,154	12,437
Singapore Telecommunications Ltd.	83,463	124,079
Suntec Real Estate Investment Trust	19,244	18,885
United Overseas Bank Ltd.	15,355	213,542
UOL Group Ltd.	5,739	26,142
Total Singapore		1,270,943
Spain — 2.5%
Amadeus IT Group SA	4,849	231,526
Banco Bilbao Vizcaya Argentaria SA	71,812	205,947
Banco Santander SA*	177,307	353,342
Cellnex Telecom SA‡*	3,726	239,233
Ferrovial SA	5,062	109,527
Iberdrola SA	65,404	771,381
Industria de Diseno Textil SA*	8,841	218,224
Mapfre SA	10,343	15,590
Red Electrica Corp. SA	4,649	81,908
Repsol SA	14,827	92,228
Siemens Gamesa Renewable Energy SA	1,807	51,212
Telefonica SA	48,863	159,712
Total Spain		2,529,830

	Shares	Value
Common Stocks (continued)
Sweden — 4.0%
AAK AB*	1,827	$35,591
Alfa Laval AB*	3,201	64,911
Assa Abloy AB, B Shares	10,119	217,133
Atlas Copco AB, A Shares	6,981	308,144
Atlas Copco AB, B Shares	4,207	161,311
Boliden AB	2,896	79,125
Castellum AB	2,459	51,218
Electrolux AB, Series B*(b)	2,693	60,781
Elekta AB, B Shares(b)	3,502	41,035
Epiroc AB, A Shares	6,718	100,380
Epiroc AB, B Shares	3,929	56,323
Essity AB, B Shares(b)	6,557	189,981
Fabege AB	2,874	36,308
Hennes & Mauritz AB, B Shares(b)	8,008	130,091
Hexagon AB, B Shares*	3,015	220,304
ICA Gruppen AB(b)	928	43,923
Industrivarden AB, A Shares*	1,144	30,768
Industrivarden AB, C Shares*	1,610	41,167
Investor AB, A Shares	1,424	85,269
Investor AB, B Shares	4,907	294,602
Kinnevik AB, B Shares	2,598	106,577
Nibe Industrier AB, B Shares*	4,551	109,721
Sandvik AB*	11,525	205,222
Securitas AB, B Shares*	3,321	46,992
Skandinaviska Enskilda Banken AB, A Shares*	16,459	141,085
Skandinaviska Enskilda Banken AB, C Shares*	198	1,820
Skanska AB, B Shares(b)	4,162	78,226
SKF AB, B Shares	4,562	93,381
SSAB AB, A Shares*	2,169	6,306
SSAB AB, B Shares*	5,890	15,921
Svenska Cellulosa AB SCA, B Shares*	6,108	82,859
Swedbank AB, A Shares*	11,609	181,938
Tele2 AB, B Shares	4,827	57,239
Telefonaktiebolaget LM Ericsson, B Shares	31,790	354,573
Volvo AB, A Shares*	2,128	41,359
Volvo AB, B Shares*	16,169	314,528
Total Sweden		4,086,112
Switzerland — 10.1%
ABB Ltd.	20,191	490,153
Alcon, Inc.*	5,271	299,623
Cie Financiere Richemont SA, Class A	5,501	345,107
Credit Suisse Group AG	24,788	233,235
Geberit AG	383	218,129
Givaudan SA	86	350,549
Kuehne + Nagel International AG	597	119,263
Nestle SA	31,072	3,495,197
Roche Holding AG	287	92,436

See notes to financial statements.

Schedules of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Roche Holding AG	7,576	$2,436,338
Schindler Holding AG — Participating Certificate	434	111,039
Schindler Holding AG — Registered	209	53,678
SGS SA	56	139,977
Sika AG	1,446	356,077
STMicroelectronics NV	6,926	210,972
Swiss Re AG	2,973	213,240
Swisscom AG	274	139,399
UBS Group AG	41,620	483,383
Zurich Insurance Group AG	1,622	537,983
Total Switzerland		10,325,778
United Kingdom — 11.9%
3i Group PLC	10,495	130,408
Admiral Group PLC	2,772	98,565
Ashtead Group PLC	4,832	174,938
Associated British Foods PLC	3,880	85,161
AstraZeneca PLC	13,598	1,365,435
Auto Trader Group PLC‡	10,187	76,265
AVEVA Group PLC	692	38,385
Aviva PLC	42,379	141,100
Barratt Developments PLC*	10,968	68,426
Berkeley Group Holdings PLC	1,276	66,935
British Land Co. PLC (The)	9,254	41,712
BT Group PLC	94,015	123,263
Bunzl PLC	3,631	112,677
Burberry Group PLC	4,360	76,444
Coca-Cola European Partners PLC	1,536	54,851
Compass Group PLC	19,236	262,401
Croda International PLC	1,386	108,135
DS Smith PLC*	14,781	54,106
easyJet PLC	3,299	21,576
Experian PLC	9,876	359,722
GlaxoSmithKline PLC	54,123	904,015
Halma PLC	4,079	124,892
HSBC Holdings PLC*	219,668	921,822
Informa PLC*	16,177	87,433
InterContinental Hotels Group PLC*	1,891	95,749
Intertek Group PLC	1,734	124,928
ITV PLC*	39,103	36,474
J Sainsbury PLC	23,961	62,459
Johnson Matthey PLC	2,086	57,963
Kingfisher PLC*	22,762	84,497
Land Securities Group PLC	7,994	52,643
Legal & General Group PLC	64,338	153,733
Liberty Global PLC, Class A*	1,547	29,362
Liberty Global PLC, Class C*	4,133	77,122
Lloyds Banking Group PLC*	762,666	276,362
London Stock Exchange Group PLC	3,788	405,447
Marks & Spencer Group PLC	21,040	24,250
Mondi PLC	5,237	99,066
Natwest Group PLC*	49,806	79,984
Next PLC	1,333	100,657
Pearson PLC	8,106	53,453
Prudential PLC	28,084	342,355
Reckitt Benckiser Group PLC	7,656	673,146
RELX PLC	20,825	411,306
Rentokil Initial PLC*	19,982	135,901
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Sage Group PLC (The)	11,744	$96,516
Schroders PLC	1,272	42,992
Segro PLC	12,823	149,553
Severn Trent PLC	2,605	81,849
Smith & Nephew PLC	9,442	163,167
Spirax-Sarco Engineering PLC	793	115,659
Standard Chartered PLC*	34,032	154,804
Standard Life Aberdeen PLC	24,373	70,750
Taylor Wimpey PLC*	38,246	52,320
TechnipFMC PLC	4,525	25,023
Unilever NV	14,799	836,934
Unilever PLC	11,892	677,175
United Utilities Group PLC	7,354	82,098
Vodafone Group PLC	289,241	385,208
Weir Group PLC (The)*	2,794	51,787
Whitbread PLC	2,175	60,380
Wm Morrison Supermarkets PLC	25,901	54,555
WPP PLC	13,205	105,279
Total United Kingdom		12,081,573
United States — 0.2%
Ferguson PLC*	2,422	241,826
Total Common Stocks (Cost $95,073,338)		101,003,728
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG, 5.46%	613	31,704
Henkel AG & Co. KGaA, 2.18%	1,884	183,291
Sartorius AG, 0.10%	368	155,777
Total Germany		370,772
Total Preferred Stocks (Cost $311,754)		370,772
Rights — 0.0%(a)
China — 0.0%(a)
Shimao Group Holdings Ltd., expires 11/2/20*(c) (Cost $0)	218	0
Short-Term Investments — 1.0%
Money Market Funds — 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(d)(e)	862,955	862,955
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%(d)	183,923	183,923
Total Short-Term Investments (Cost $1,046,878)		1,046,878
Total Investments — 100.6% (Cost $96,431,970)		102,421,378
Other Assets and Liabilities, Net — (0.6)%		(596,547)
Net Assets — 100.0%		$101,824,831

*
Non-income producing securities.

See notes to financial statements.

Schedules of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2020 (unaudited)
‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended. The total market value of 144A securities held was $1,697,900, 1.7% of net asset value.

(a)
Less than 0.05%.

(b)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,561,885; total market value of collateral held by the Fund was $1,642,612. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $779,657.
(c)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(d)
Reflects the 1-day yield at October 31, 2020.

(e)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$101,003,728	$—	$—	$101,003,728
Preferred Stocks	370,772	—	—	370,772
Rights	—	—	0(g)	0
Short-Term Investments:
Money Market Funds	1,046,878	—	—	1,046,878
Total Investments in Securities	$102,421,378	$—	$0	$102,421,378

(f)
For a complete listing of investments and their countries, see the Schedules of Investments.

(g)
The Level 3 security, valued at $0, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ Candriam ESG U.S. Equity ETF

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Communication Services — 10.5%
Activision Blizzard, Inc.	8,283	$627,272
Alphabet, Inc., Class A*	3,245	5,244,277
Alphabet, Inc., Class C*	3,157	5,117,529
AT&T, Inc.	77,292	2,088,430
CenturyLink, Inc.(a)	11,797	101,690
Charter Communications, Inc., Class A*(a)	1,558	940,752
Comcast Corp., Class A	49,114	2,074,575
Discovery, Inc., Class C*	3,496	64,047
Discovery, Inc., Class A*	1,681	34,023
DISH Network Corp., Class A*	2,659	67,778
Electronic Arts, Inc.*	3,123	374,229
Fox Corp., Class B	1,714	44,804
Fox Corp., Class A	3,647	96,718
Interpublic Group of Cos., Inc. (The)	4,211	76,177
Omnicom Group, Inc.	2,320	109,504
Sirius XM Holdings, Inc.(a)	11,626	66,617
Take-Two Interactive Software, Inc.*	1,229	190,397
T-Mobile US, Inc.*	4,190	459,098
Twitter, Inc.*	8,178	338,242
Verizon Communications, Inc.	44,895	2,558,566
ViacomCBS, Inc., Class B(a)	5,830	166,563
ViacomCBS, Inc., Class A	129	3,852
Walt Disney Co. (The)	19,594	2,375,772
Total Communication Services		23,220,912
Consumer Discretionary — 15.0%
Advance Auto Parts, Inc.	740	108,987
Amazon.com, Inc.*	4,576	13,893,422
Best Buy Co., Inc.	2,497	278,540
Booking Holdings, Inc.*	452	733,370
CarMax, Inc.*(a)	1,750	151,270
Chipotle Mexican Grill, Inc.*	303	364,049
Dollar General Corp.	2,709	565,395
eBay, Inc.	7,235	344,603
Ford Motor Co.	42,063	325,147
Hasbro, Inc.	1,394	115,312
Hilton Worldwide Holdings, Inc.	2,966	260,445
Home Depot, Inc. (The)	11,644	3,105,571
Lowe’s Cos., Inc.	8,180	1,293,258
Lululemon Athletica, Inc.*	1,285	410,288
Marriott International, Inc., Class A	2,614	242,788
McDonald’s Corp.	8,046	1,713,798
MercadoLibre, Inc.*	501	608,239
Mohawk Industries, Inc.*	635	65,526
Newell Brands, Inc.	4,088	72,194
NIKE, Inc., Class B	13,310	1,598,265
PulteGroup, Inc.	2,817	114,821
Royal Caribbean Cruises Ltd.	1,861	104,998
Starbucks Corp.	12,671	1,101,870
Target Corp.	5,438	827,772
Tesla, Inc.*(a)	8,002	3,105,096
Tiffany & Co.	1,291	168,914
TJX Cos., Inc. (The)	12,039	611,581
Tractor Supply Co.	1,249	166,379
Ulta Beauty, Inc.*	597	123,442
VF Corp.	3,473	233,386
	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Yum! Brands, Inc.	3,272	$305,376
Total Consumer Discretionary		33,114,102
Consumer Staples — 6.0%
Campbell Soup Co.	2,078	96,980
Church & Dwight Co., Inc.	2,664	235,471
Clorox Co. (The)	1,378	285,590
Coca-Cola Co. (The)	41,837	2,010,686
Colgate-Palmolive Co.	9,259	730,443
Conagra Brands, Inc.	5,157	180,959
Estee Lauder Cos., Inc. (The), Class A	2,163	475,125
General Mills, Inc.	6,595	389,896
Hershey Co. (The)	1,586	218,012
Hormel Foods Corp.	3,025	147,287
J M Smucker Co. (The)	1,205	135,201
Kellogg Co.	2,783	175,023
Keurig Dr Pepper, Inc.	4,231	113,814
Kimberly-Clark Corp.	3,660	485,279
Kroger Co. (The)	8,162	262,898
McCormick & Co., Inc.	1,307	235,927
Mondelez International, Inc., Class A	15,269	811,089
PepsiCo, Inc.	15,040	2,004,682
Procter & Gamble Co. (The)	26,715	3,662,627
Sysco Corp.	5,216	288,497
Walgreens Boots Alliance, Inc.	7,882	268,303
Total Consumer Staples		13,213,789
Energy — 0.6%
Baker Hughes Co.	7,085	104,645
Cheniere Energy, Inc.*	2,495	119,436
Halliburton Co.	8,793	106,044
Kinder Morgan, Inc.	21,049	250,483
ONEOK, Inc.	4,812	139,548
Schlumberger NV	15,041	224,712
Valero Energy Corp.	4,403	170,000
Williams Cos., Inc. (The)	13,154	252,425
Total Energy		1,367,293
Financials — 5.2%
Aflac, Inc.	7,222	245,187
Allstate Corp. (The)	3,316	294,295
American Express Co.	6,552	597,804
American International Group, Inc.	9,365	294,904
Ameriprise Financial, Inc.	1,301	209,240
Annaly Capital Management, Inc.	15,485	109,789
Aon PLC, Class A	2,494	458,921
Arch Capital Group Ltd.*	4,254	128,513
Bank of New York Mellon Corp. (The)	8,630	296,527
Capital One Financial Corp.	4,882	356,777
Chubb Ltd.	4,250	552,118
Cincinnati Financial Corp.	1,708	120,824
Discover Financial Services	3,299	214,468
Fifth Third Bancorp	7,690	178,562
First Republic Bank	1,855	233,990
Franklin Resources, Inc.	3,018	56,587
Globe Life, Inc.	1,070	86,766
Hartford Financial Services Group, Inc. (The)	3,889	149,804

See notes to financial statements.

Schedules of Investments — IQ Candriam ESG U.S. Equity ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Financials (continued)
Huntington Bancshares, Inc.	10,851	$113,284
Intercontinental Exchange, Inc.	5,852	552,429
KeyCorp	10,524	136,602
Lincoln National Corp.	1,992	69,919
Marsh & McLennan Cos., Inc.	5,516	570,685
MetLife, Inc.	7,641	289,212
Moody’s Corp.	1,748	459,549
Morgan Stanley	15,410	741,992
MSCI, Inc.	898	314,156
Northern Trust Corp.	2,165	169,455
PNC Financial Services Group, Inc. (The)	4,499	503,348
Progressive Corp. (The)	6,316	580,440
Prudential Financial, Inc.	4,265	273,045
Raymond James Financial, Inc.	1,302	99,525
Regions Financial Corp.	10,362	137,815
Reinsurance Group of America, Inc.	749	75,664
S&P Global, Inc.	2,629	848,457
Travelers Cos., Inc. (The)	2,713	327,486
Truist Financial Corp.	14,562	613,351
Total Financials		11,461,490
Health Care — 13.9%
Abbott Laboratories	19,034	2,000,664
AbbVie, Inc.	19,118	1,626,942
ABIOMED, Inc.*	475	119,643
Agilent Technologies, Inc.	3,322	339,143
Alexion Pharmaceuticals, Inc.*	2,310	265,973
Align Technology, Inc.*	782	333,195
AmerisourceBergen Corp.	1,581	151,887
Amgen, Inc.	6,389	1,386,030
Baxter International, Inc.	5,493	426,092
Becton Dickinson and Co.	3,138	725,286
Biogen, Inc.*	1,745	439,862
Boston Scientific Corp.*	15,483	530,602
Bristol-Myers Squibb Co.	24,518	1,433,077
Cardinal Health, Inc.	3,147	144,101
Centene Corp.*	6,135	362,578
Cerner Corp.	3,297	231,087
Cigna Corp.	3,971	663,038
Cooper Cos., Inc. (The)	592	188,878
CVS Health Corp.	14,142	793,225
Danaher Corp.	6,793	1,559,265
Edwards Lifesciences Corp.*	6,696	480,036
Eli Lilly and Co.	9,140	1,192,404
Gilead Sciences, Inc.	13,539	787,293
HCA Healthcare, Inc.	2,851	353,353
Hologic, Inc.*	2,793	192,214
Humana, Inc.	1,425	568,974
Illumina, Inc.*	1,583	463,344
Incyte Corp.*	2,003	173,540
IQVIA Holdings, Inc.*	2,005	308,750
Jazz Pharmaceuticals PLC*	596	85,884
Johnson & Johnson	28,570	3,917,233
Laboratory Corp. of America Holdings*	1,065	212,755
Medtronic PLC	14,556	1,463,897
Merck & Co., Inc.	27,404	2,061,055
Mettler-Toledo International, Inc.*	274	273,427
Mylan NV*	5,599	81,409
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Perrigo Co. PLC	1,456	$63,875
Quest Diagnostics, Inc.	1,434	175,149
ResMed, Inc.	1,561	299,618
Stryker Corp.	3,604	728,044
Thermo Fisher Scientific, Inc.	4,265	2,017,857
Varian Medical Systems, Inc.*	970	167,616
Vertex Pharmaceuticals, Inc.*	2,815	586,533
Waters Corp.*	656	146,170
Total Health Care		30,520,998
Industrials — 5.9%
3M Co.	6,237	997,671
CH Robinson Worldwide, Inc.(a)	1,437	127,074
Cintas Corp.	948	298,193
Copart, Inc.*	2,306	254,490
CoStar Group, Inc.*	437	359,918
CSX Corp.	8,283	653,860
Cummins, Inc.	1,576	346,547
Deere & Co.	3,406	769,449
Dover Corp.	1,559	172,597
Eaton Corp. PLC	4,350	451,487
FedEx Corp.	2,630	682,406
General Electric Co.	93,493	693,718
Ingersoll Rand, Inc.*	4,128	144,232
Johnson Controls International PLC	8,033	339,073
Kansas City Southern	1,049	184,771
Masco Corp.	2,839	152,170
Norfolk Southern Corp.	2,792	583,863
Parker-Hannifin Corp.	1,392	290,037
Republic Services, Inc.	2,246	198,030
Rockwell Automation, Inc.	1,250	296,400
Roper Technologies, Inc.	1,107	411,073
Southwest Airlines Co.	6,392	252,676
Stanley Black & Decker, Inc.	1,685	280,047
Trane Technologies PLC	2,561	339,973
Union Pacific Corp.	7,357	1,303,587
United Parcel Service, Inc., Class B	7,656	1,202,834
United Rentals, Inc.*(a)	780	139,066
Verisk Analytics, Inc.	1,739	309,490
Waste Management, Inc.	4,575	493,688
WW Grainger, Inc.	481	168,360
Xylem, Inc.	1,924	167,657
Total Industrials		13,064,437
Information Technology — 35.3%
Accenture PLC, Class A	6,895	1,495,594
Adobe, Inc.*	5,186	2,318,661
Advanced Micro Devices, Inc.*	12,656	952,870
Akamai Technologies, Inc.*	1,724	163,987
Amphenol Corp., Class A	3,177	358,493
Analog Devices, Inc.	3,965	469,971
ANSYS, Inc.*	925	281,542
Apple, Inc.	187,971	20,462,523
Applied Materials, Inc.	9,885	585,488
Autodesk, Inc.*	2,368	557,759
Automatic Data Processing, Inc.	4,341	685,704
Broadcom, Inc.	4,252	1,486,627
Broadridge Financial Solutions, Inc.	1,243	171,037

See notes to financial statements.

Schedules of Investments — IQ Candriam ESG U.S. Equity ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Cadence Design Systems, Inc.*	2,984	$326,360
Cisco Systems, Inc.	42,362	1,520,796
Citrix Systems, Inc.	1,304	147,704
Cognizant Technology Solutions Corp., Class A	5,836	416,807
Corning, Inc.	8,209	262,442
Dell Technologies, Inc., Class C*	2,546	153,422
F5 Networks, Inc.*	649	86,278
Fortinet, Inc.*	1,464	161,582
Hewlett Packard Enterprise Co.	13,928	120,338
HP, Inc.	15,501	278,398
Intel Corp.	45,951	2,034,710
International Business Machines Corp.	9,610	1,073,053
Intuit, Inc.	2,713	853,727
Juniper Networks, Inc.	3,571	70,420
KLA Corp.	1,691	333,431
Lam Research Corp.	1,561	533,987
Mastercard, Inc., Class A	9,529	2,750,450
Microchip Technology, Inc.(a)	2,624	275,730
Micron Technology, Inc.*	12,051	606,647
Microsoft Corp.	81,134	16,427,201
Motorola Solutions, Inc.	1,852	292,727
NortonLifeLock, Inc.	5,962	122,638
NVIDIA Corp.	6,408	3,212,715
Okta, Inc.*	1,249	262,078
Oracle Corp.	20,870	1,171,016
PayPal Holdings, Inc.*	12,723	2,368,132
Qorvo, Inc.*	1,241	158,054
QUALCOMM, Inc.	12,209	1,506,102
salesforce.com, Inc.*	9,412	2,186,125
Seagate Technology PLC	2,405	115,007
ServiceNow, Inc.*	2,054	1,022,009
Splunk, Inc.*(a)	1,714	339,441
SS&C Technologies Holdings, Inc.	2,458	145,563
Synopsys, Inc.*	1,609	344,101
TE Connectivity Ltd.	3,583	347,121
Texas Instruments, Inc.	9,926	1,435,200
VeriSign, Inc.*	1,098	209,389
Visa, Inc., Class A(a)	18,190	3,305,305
VMware, Inc., Class A*(a)	888	114,312
Western Union Co. (The)(a)	4,415	85,828
Workday, Inc., Class A*	1,870	392,924
Xilinx, Inc.	2,645	313,935
Total Information Technology		77,873,461
Materials — 2.7%
Air Products and Chemicals, Inc.	2,379	657,175
Albemarle Corp.	1,132	105,514
Ball Corp.	3,494	310,966
DuPont de Nemours, Inc.	7,966	453,106
Ecolab, Inc.	2,800	514,052
International Flavors & Fragrances, Inc.(a)	1,139	116,930
International Paper Co.	4,248	185,850
Linde PLC	5,623	1,238,972
LyondellBasell Industries NV, Class A	2,788	190,839
Newmont Corp.	8,664	544,446
Nucor Corp.	3,260	155,698
	Shares	Value
Common Stocks (continued)
Materials (continued)
Packaging Corp. of America	991	$113,459
PPG Industries, Inc.	2,543	329,878
Sherwin-Williams Co. (The)	907	623,998
Vulcan Materials Co.	1,428	206,831
Westrock Co.	2,786	104,614
Total Materials		5,852,328
Real Estate — 3.2%
Alexandria Real Estate Equities, Inc.	1,422	215,462
American Tower Corp.	4,817	1,106,224
AvalonBay Communities, Inc.	1,537	213,843
Boston Properties, Inc.	1,550	112,236
CBRE Group, Inc., Class A*	3,472	174,989
Crown Castle International Corp.	4,517	705,555
Digital Realty Trust, Inc.	2,877	415,151
Duke Realty Corp.	3,969	150,782
Equinix, Inc.	951	695,409
Equity Residential	3,959	185,994
Essex Property Trust, Inc.	732	149,760
Extra Space Storage, Inc.	1,381	160,127
Healthpeak Properties, Inc.	5,821	156,992
Host Hotels & Resorts, Inc.	7,554	79,166
Iron Mountain, Inc.	3,107	80,968
Mid-America Apartment Communities, Inc.	1,240	144,621
Prologis, Inc.	7,983	791,914
Regency Centers Corp.	1,838	65,414
SBA Communications Corp.	1,216	353,090
Simon Property Group, Inc.	3,298	207,147
UDR, Inc.	3,158	98,656
Ventas, Inc.	4,045	159,656
Vornado Realty Trust	1,881	57,803
Welltower, Inc.	4,531	243,632
Weyerhaeuser Co.	8,054	219,794
WP Carey, Inc.	1,900	118,959
Total Real Estate		7,063,344
Utilities — 1.6%
American Water Works Co., Inc.	1,936	291,387
Atmos Energy Corp.	1,295	118,713
Avangrid, Inc.	617	30,443
CenterPoint Energy, Inc.	5,451	115,180
Consolidated Edison, Inc.	3,616	283,820
Eversource Energy	3,726	325,168
NextEra Energy, Inc.	21,244	1,555,273
Public Service Enterprise Group, Inc.	5,481	318,720
Sempra Energy	3,160	396,137
Total Utilities		3,434,841
Total Common Stocks (Cost $218,304,351)		220,186,995
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)(c)	187,581	187,581
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%(b)	135,968	135,968

See notes to financial statements.

Schedules of Investments — IQ Candriam ESG U.S. Equity ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Short-Term Investments (continued)
Total Short-Term Investments (Cost $323,549)		$323,549
Total Investments — 100.0% (Cost $218,627,900)		$220,510,544
Other Assets and Liabilities, Net — (0.0)%(d)		(20,458)
Net Assets — 100.0%		$220,490,086

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,597,858; total market value of collateral held by the Fund was $4,874,457. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $4,686,876.

(b)
Reflects the 1-day yield at October 31, 2020.

(c)
Represents security purchased with cash collateral received for securities on loan.

(d)
Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$220,186,995	$—	$—	$220,186,995
Short-Term Investments:
Money Market Funds	323,549	—	—	323,549
Total Investments in Securities	$220,510,544	$—	$—	$220,510,544

(e)
For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Communication Services — 3.2%
AMC Entertainment Holdings, Inc., Class A(a)	66,446	$156,812
AMC Networks, Inc., Class A*(a)	8,637	183,536
Anterix, Inc.*	4,598	146,768
Clear Channel Outdoor Holdings, Inc., Class A*	328,076	293,300
Cogent Communications Holdings, Inc.	2,562	142,960
Emerald Holding, Inc.	81,069	212,401
Gannett Co., Inc.*	141,871	163,152
John Wiley & Sons, Inc., Class A	5,601	173,407
Liberty Latin America Ltd., Class C*	21,753	211,439
Loral Space & Communications, Inc.	16,603	289,058
Marcus Corp. (The)	17,043	124,925
Meredith Corp.(a)	17,182	189,002
National CineMedia, Inc.	64,408	127,850
ORBCOMM, Inc.*	86,053	370,028
QuinStreet, Inc.*	26,083	417,458
Scholastic Corp.	8,237	162,763
Sinclair Broadcast Group, Inc., Class A(a)	13,058	242,618
Telephone and Data Systems, Inc.	12,528	212,976
United States Cellular Corp.*	7,169	208,761
Yelp, Inc., Class A*	11,646	229,077
Total Communication Services		4,258,291
Consumer Discretionary — 14.2%
1-800-Flowers.com, Inc., Class A*	15,871	314,722
Asbury Automotive Group, Inc.*	3,802	391,530
BJ’s Restaurants, Inc.	15,117	426,450
Bloomin’ Brands, Inc.	29,407	411,110
Brinker International, Inc.	17,483	761,210
Cato Corp. (The), Class A	19,678	120,429
Cavco Industries, Inc.*	1,449	249,431
Century Communities, Inc.*	14,471	562,054
Cooper Tire & Rubber Co.	12,882	443,012
Core-Mark Holding Co., Inc.	7,349	200,995
Duluth Holdings, Inc., Class B*(a)	52,361	803,218
Fossil Group, Inc.*(a)	63,820	364,412
Genesco, Inc.*	15,740	278,913
Gentherm, Inc.*	6,687	309,541
GoPro, Inc., Class A*	80,141	476,037
Graham Holdings Co., Class B	615	233,909
Green Brick Partners, Inc.*	26,083	466,625
Haverty Furniture Cos., Inc.	17,659	441,828
Houghton Mifflin Harcourt Co.*	111,685	291,498
Hyatt Hotels Corp., Class A(a)	4,383	241,679
Johnson Outdoors, Inc., Class A	3,349	292,468
K12, Inc.*	11,133	265,745
KB Home	11,600	374,100
La-Z-Boy, Inc., Class Z	10,217	349,728
LCI Industries	3,142	344,552
LGI Homes, Inc.*(a)	4,650	496,992
Lindblad Expeditions Holdings, Inc.*	50,352	418,929
Lithia Motors, Inc., Class A(a)	2,567	589,306
M/I Homes, Inc.*	12,702	519,766
MarineMax, Inc.*	20,151	604,127
MDC Holdings, Inc.	9,050	393,856
	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Meritage Homes Corp.*	5,751	$500,855
Murphy USA, Inc.*	2,489	304,380
Perdoceo Education Corp.*	19,460	219,703
Playa Hotels & Resorts NV*	119,982	464,330
Rent-A-Center, Inc., Class A	14,849	458,834
Ruth’s Hospitality Group, Inc.(a)	31,432	351,410
Sally Beauty Holdings, Inc.*	25,986	217,503
Shoe Carnival, Inc.	10,109	313,177
Sleep Number Corp.*	10,959	694,362
Smith & Wesson Brands, Inc.(a)	32,937	546,425
Standard Motor Products, Inc.	5,051	231,336
Taylor Morrison Home Corp.*	19,088	412,301
TRI Pointe Group, Inc.*	23,942	393,367
Unifi, Inc.*	18,179	272,503
Universal Electronics, Inc.*	5,472	202,792
Urban Outfitters, Inc.*(a)	14,745	329,403
Vista Outdoor, Inc.*	23,860	471,712
Total Consumer Discretionary		18,822,565
Consumer Staples — 3.4%
B&G Foods, Inc., Class A(a)	11,607	308,282
Central Garden & Pet Co., Class A*	8,212	290,623
Coca-Cola Consolidated, Inc.	1,007	230,552
Darling Ingredients, Inc.*	10,953	470,979
Edgewell Personal Care Co.*	8,720	228,638
Fresh Del Monte Produce, Inc.	7,605	163,736
Hain Celestial Group, Inc. (The)*	8,085	248,614
Ingles Markets, Inc., Class A	5,807	208,239
Medifast, Inc.	3,359	471,906
National Beverage Corp.*(a)	4,923	385,422
SpartanNash Co.	14,663	269,946
Sprouts Farmers Market, Inc.*	11,295	215,170
Turning Point Brands, Inc.	9,946	372,676
Universal Corp.	4,749	189,247
USANA Health Sciences, Inc.*	3,635	274,988
Vector Group Ltd.	22,290	204,845
Total Consumer Staples		4,533,863
Energy — 2.4%
Cactus, Inc., Class A	18,101	307,717
CNX Resources Corp.*	39,468	382,840
Core Laboratories NV	20,306	293,422
Liberty Oilfield Services, Inc., Class A(a)	78,055	521,407
Magnolia Oil & Gas Corp., Class A*	52,492	227,815
Patterson-UTI Energy, Inc.	89,348	228,731
PBF Energy, Inc., Class A(a)	29,657	138,498
Peabody Energy Corp.*	72,403	93,400
ProPetro Holding Corp.*	83,987	331,749
Select Energy Services, Inc., Class A*	65,006	196,318
US Silica Holdings, Inc.(a)	116,649	317,285
World Fuel Services Corp.	8,339	175,536
Total Energy		3,214,718
Financials — 20.4%
AG Mortgage Investment Trust, Inc.	76,631	200,007
Allegiance Bancshares, Inc.	8,709	246,465
Amalgamated Bank, Class A	19,406	215,407

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Financials (continued)
American National Group, Inc.	2,549	$175,371
Ameris Bancorp	8,837	258,924
ARMOUR Residential REIT, Inc.	23,833	227,367
Artisan Partners Asset Management, Inc., Class A	9,771	391,426
Atlantic Capital Bancshares, Inc.*	17,689	245,523
Axos Financial, Inc.*	11,581	315,698
B Riley Financial, Inc.	11,420	299,661
Bank of Marin Bancorp	6,999	210,950
BankUnited, Inc.	11,228	283,507
Banner Corp.	6,355	234,309
Berkshire Hills Bancorp, Inc.	14,130	184,114
BGC Partners, Inc., Class A	83,321	245,797
Blucora, Inc.*	17,425	173,379
Boston Private Financial Holdings, Inc.	29,366	181,482
Bridge Bancorp, Inc.	9,923	193,895
Brookline Bancorp, Inc.	18,614	178,322
Bryn Mawr Bank Corp.	7,398	198,710
Byline Bancorp, Inc.	20,248	266,059
Cambridge Bancorp	4,038	250,719
Camden National Corp.	6,676	213,432
Capstead Mortgage Corp.	49,992	255,459
Carter Bank & Trust	22,872	158,960
Cathay General Bancorp	9,149	215,276
CBTX, Inc.	11,816	223,322
CNO Financial Group, Inc.	16,947	300,809
Colony Credit Real Estate, Inc.	53,291	279,245
Cowen, Inc., Class A	21,736	466,455
Customers Bancorp, Inc.*	19,210	265,482
Diamond Hill Investment Group, Inc.	2,327	318,659
Dynex Capital, Inc.	20,112	329,435
Eagle Bancorp, Inc.	6,950	207,944
Ellington Financial, Inc.	36,772	450,089
Enterprise Financial Services Corp.	7,523	218,995
Equity Bancshares, Inc., Class A*	12,172	223,721
Farmers National Banc Corp.	18,054	210,329
Federal Agricultural Mortgage Corp., Class C	3,774	243,763
Federated Hermes, Inc., Class B	11,022	263,426
First Bancshares, Inc. (The)	11,010	262,478
First Commonwealth Financial Corp.	22,972	198,019
First Community Bankshares, Inc.	9,012	171,048
First Financial Corp.	6,227	216,201
First Foundation, Inc.	20,545	305,504
First Merchants Corp.	7,926	206,948
First Midwest Bancorp, Inc.	15,865	199,106
Flagstar Bancorp, Inc.	10,588	310,758
Flushing Financial Corp.	15,716	201,008
Great Southern Bancorp, Inc.	5,197	212,817
Green Dot Corp., Class A*	8,270	440,956
Greenhill & Co., Inc.(a)	21,338	275,900
Hancock Whitney Corp.	10,757	246,013
Hanmi Financial Corp.	19,352	173,974
HarborOne Bancorp, Inc.	27,884	262,110
Heartland Financial USA, Inc.	6,953	229,032
Heritage Commerce Corp.	27,375	198,469
Heritage Insurance Holdings, Inc.	19,605	185,071
	Shares	Value
Common Stocks (continued)
Financials (continued)
HomeStreet, Inc.	9,445	$293,456
Hope Bancorp, Inc.	25,544	206,140
Houlihan Lokey, Inc.	4,029	252,618
Independent Bank Corp.	16,315	244,236
Invesco Mortgage Capital, Inc.	61,574	166,250
Investors Title Co.	1,640	218,973
Lakeland Bancorp, Inc.	19,424	216,189
Meridian Bancorp, Inc.	18,714	232,989
MFA Financial, Inc.	135,464	382,008
Midland States Bancorp, Inc.	12,005	178,874
MidWestOne Financial Group, Inc.	10,027	202,044
Mr Cooper Group, Inc.*	28,645	603,837
National Bank Holdings Corp., Class A	8,785	264,868
New York Mortgage Trust, Inc.	135,464	344,079
Nicolet Bankshares, Inc.*	3,847	237,360
NMI Holdings, Inc., Class A*	18,085	388,647
OceanFirst Financial Corp.	13,197	197,559
OFG Bancorp	18,781	270,259
Oppenheimer Holdings, Inc., Class A	10,626	266,288
Orchid Island Capital, Inc.	71,176	369,403
Pacific Premier Bancorp, Inc.	11,145	284,198
Peapack-Gladstone Financial Corp.	11,697	197,445
PennyMac Financial Services, Inc.	9,497	482,638
Peoples Bancorp, Inc.	9,479	214,225
Piper Sandler Cos.	4,152	346,484
PJT Partners, Inc., Class A	4,839	327,407
Preferred Bank	6,208	210,017
Provident Financial Services, Inc.	16,327	221,557
QCR Holdings, Inc.	7,756	240,669
S&T Bancorp, Inc.	7,686	152,106
Sandy Spring Bancorp, Inc.	9,274	235,096
Sculptor Capital Management, Inc., Class A	15,507	168,096
ServisFirst Bancshares, Inc.	7,161	264,241
Sierra Bancorp	11,944	236,969
Simmons First National Corp., Class A	11,411	193,873
Southern National Bancorp of Virginia, Inc.	21,338	206,125
StoneX Group, Inc.*	5,791	306,807
TCF Financial Corp.	9,266	252,128
Third Point Reinsurance Ltd.*	28,336	220,454
United Community Banks, Inc.	11,467	240,119
United Insurance Holdings Corp.	22,724	99,758
Universal Insurance Holdings, Inc.	11,717	146,111
Univest Financial Corp.	12,866	204,055
Virtu Financial, Inc., Class A	10,085	215,617
Virtus Investment Partners, Inc.	2,759	440,198
Walker & Dunlop, Inc.	5,214	327,856
Waterstone Financial, Inc.	14,441	243,764
WesBanco, Inc.	8,859	215,185
WSFS Financial Corp.	8,426	267,020
Total Financials		27,013,600
Health Care — 15.7%
Aerie Pharmaceuticals, Inc.*(a)	15,553	165,017
Amicus Therapeutics, Inc.*	22,724	405,169
AMN Healthcare Services, Inc.*	3,632	237,097

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care (continued)
AngioDynamics, Inc.*	20,131	$208,155
Anika Therapeutics, Inc.*	7,263	236,919
Antares Pharma, Inc.*	88,970	242,888
Arcus Biosciences, Inc.*	15,127	329,769
Arrowhead Pharmaceuticals, Inc.*(a)	7,298	418,175
Arvinas, Inc.*	5,210	108,941
Athenex, Inc.*(a)	27,128	309,259
AtriCure, Inc.*	6,251	216,035
Axogen, Inc.*	20,189	254,583
Axonics Modulation Technologies, Inc.*(a)	8,263	387,452
BioSpecifics Technologies Corp.*	3,712	327,027
CareDx, Inc.*	9,618	471,763
Catalyst Pharmaceuticals, Inc.*	54,537	161,975
Clovis Oncology, Inc.*(a)	33,014	162,759
Codexis, Inc.*	18,814	250,414
Collegium Pharmaceutical, Inc.*(a)	12,858	229,258
Computer Programs and Systems, Inc.	9,437	263,198
Corcept Therapeutics, Inc.*(a)	17,659	296,318
Emergent BioSolutions, Inc.*	3,629	326,501
Enanta Pharmaceuticals, Inc.*	4,083	178,141
Ensign Group, Inc. (The)	5,583	328,504
Fluidigm Corp.*(a)	82,665	474,497
G1 Therapeutics, Inc.*(a)	19,053	209,393
GenMark Diagnostics, Inc.*	50,963	622,768
HealthStream, Inc.*	8,767	160,436
HMS Holdings Corp.*	8,309	221,186
Innoviva, Inc.*	17,854	193,002
Integer Holdings Corp.*	3,340	195,223
Intersect ENT, Inc.*	17,719	274,645
Iovance Biotherapeutics, Inc.*(a)	7,014	250,260
Krystal Biotech, Inc.*(a)	4,856	208,760
Ligand Pharmaceuticals, Inc.*(a)	2,887	238,033
Luminex Corp.	7,627	168,099
Magellan Health, Inc.*	4,364	315,386
Medpace Holdings, Inc.*	2,861	317,399
Meridian Bioscience, Inc.*	24,996	428,681
Myriad Genetics, Inc.*(a)	14,673	182,385
NanoString Technologies, Inc.*	8,730	319,955
National HealthCare Corp.	2,927	185,279
Natus Medical, Inc.*	9,078	165,310
Nevro Corp.*	2,100	313,341
NextGen Healthcare, Inc.*	20,112	273,523
NuVasive, Inc.*	4,145	184,162
Omnicell, Inc.*	3,202	277,133
OPKO Health, Inc.*(a)	156,693	551,559
OraSure Technologies, Inc.*	19,514	291,539
Patterson Cos., Inc.	13,732	341,584
Premier, Inc., Class A	6,417	210,029
Prestige Consumer Healthcare, Inc.*	5,724	189,064
Provention Bio, Inc.*	22,823	270,681
Providence Service Corp. (The)*	3,826	449,746
Quidel Corp.*(a)	2,147	576,019
R1 RCM, Inc.*	23,099	413,934
Radius Health, Inc.*	16,151	216,585
Select Medical Holdings Corp.*	13,998	293,678
SI-BONE, Inc.*	17,571	368,464
	Shares	Value
Common Stocks (continued)
Health Care (continued)
SIGA Technologies, Inc.*	43,926	$280,687
Surmodics, Inc.*	6,302	231,599
TCR2 Therapeutics, Inc.*(a)	27,128	533,608
TG Therapeutics, Inc.*	21,338	539,211
Triple-S Management Corp., Class B*	14,891	275,781
Twist Bioscience Corp.*	6,866	526,210
United Therapeutics Corp.*	2,214	297,185
Utah Medical Products, Inc.	2,233	185,339
Vanda Pharmaceuticals, Inc.*	20,267	216,654
Vocera Communications, Inc.*	9,886	324,063
Y-mAbs Therapeutics, Inc.*	8,045	343,843
Zogenix, Inc.*	8,490	181,007
Total Health Care		20,802,242
Industrials — 17.1%
ABM Industries, Inc.	8,619	299,252
Alamo Group, Inc.	2,365	284,580
Allied Motion Technologies, Inc.	8,859	334,693
Applied Industrial Technologies, Inc.	4,592	280,342
Arcosa, Inc.	5,284	243,962
ASGN, Inc.*	5,945	396,413
Atkore International Group, Inc.*	9,965	206,176
AZZ, Inc.	7,467	250,817
Barnes Group, Inc.	5,020	184,234
Barrett Business Services, Inc.	5,297	313,847
Beacon Roofing Supply, Inc.*	12,695	389,737
Blue Bird Corp.*	19,210	221,683
BMC Stock Holdings, Inc.*	11,843	468,864
BrightView Holdings, Inc.*	18,984	232,174
CAI International, Inc.	14,849	391,271
CBIZ, Inc.*	10,037	227,539
Cimpress PLC*	3,947	289,710
Comfort Systems USA, Inc.	5,745	263,121
CRA International, Inc.	6,285	257,371
CSW Industrials, Inc.	3,238	276,946
Douglas Dynamics, Inc.	5,913	201,692
Ducommun, Inc.*	8,449	277,972
Encore Wire Corp.	5,000	231,050
EnerSys	4,240	303,584
Ennis, Inc.	11,180	170,383
ESCO Technologies, Inc.	2,766	231,487
Evoqua Water Technologies Corp.*	18,730	429,479
Federal Signal Corp.	7,697	220,750
Forward Air Corp.	4,145	261,011
Foundation Building Materials, Inc.*	20,405	297,097
Franklin Electric Co., Inc.	4,455	266,097
GATX Corp.	3,356	229,148
Gorman-Rupp Co. (The)	6,728	208,904
Great Lakes Dredge & Dock Corp.*	25,297	261,318
Healthcare Services Group, Inc.	8,782	200,932
Heartland Express, Inc.	11,307	207,031
Heidrick & Struggles International, Inc.	9,332	213,236
Heritage-Crystal Clean, Inc.*	12,929	213,070
Herman Miller, Inc.	9,458	288,185
Hillenbrand, Inc.	10,987	321,370
HNI Corp.	8,335	271,304
Hub Group, Inc., Class A*	4,618	231,500

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Huron Consulting Group, Inc.*	4,629	$175,254
Hyster-Yale Materials Handling, Inc.	5,237	222,049
KAR Auction Services, Inc.	17,497	254,756
Kelly Services, Inc., Class A	16,546	287,570
Kforce, Inc.	8,212	284,956
Kimball International, Inc., Class B	17,630	181,589
Knoll, Inc.	20,346	233,165
Korn Ferry	8,634	260,660
Macquarie Infrastructure Corp.	8,316	214,553
Marten Transport Ltd.	15,349	235,530
Matson, Inc.	6,857	356,221
McGrath RentCorp	4,009	228,834
Miller Industries, Inc.	7,425	222,305
Mistras Group, Inc.*	49,288	183,351
Mueller Industries, Inc.	8,771	253,745
Mueller Water Products, Inc., Class A	26,213	271,567
MYR Group, Inc.*	8,017	342,727
PGT Innovations, Inc.*	25,026	414,931
Powell Industries, Inc.	8,180	193,293
Primoris Services Corp.	13,206	249,197
Quanex Building Products Corp.	20,830	379,106
Regal Beloit Corp.	3,335	328,998
Resources Connection, Inc.	19,140	205,564
Rush Enterprises, Inc., Class A	9,856	353,239
Saia, Inc.*	2,855	421,569
Simpson Manufacturing Co., Inc.	3,388	300,583
SP Plus Corp.*	10,119	186,493
Spirit Airlines, Inc.*(a)	16,289	286,198
SPX Corp.*	6,433	272,695
Standex International Corp.	4,283	265,932
Steelcase, Inc., Class A	21,273	222,090
Sterling Construction Co., Inc.*	22,102	324,899
Systemax, Inc.	11,843	336,697
Tennant Co.	3,623	216,003
Thermon Group Holdings, Inc.*	13,933	140,584
Timken Co. (The)	6,493	387,632
TriMas Corp.*	9,090	221,160
Triton International Ltd.	8,116	299,318
UniFirst Corp.	1,390	227,696
Watts Water Technologies, Inc., Class A	2,480	274,710
Werner Enterprises, Inc.	5,791	220,174
WESCO International, Inc.*	9,189	378,954
Total Industrials		22,665,879
Information Technology — 12.8%
2U, Inc.*(a)	9,895	364,631
A10 Networks, Inc.*	33,811	227,886
Agilysys, Inc.*	12,573	340,477
Alarm.com Holdings, Inc.*	5,396	314,749
American Software, Inc., Class A	14,776	216,912
Arlo Technologies, Inc.*	86,407	385,375
Axcelis Technologies, Inc.*	11,467	253,077
Benchmark Electronics, Inc.	10,504	218,798
Benefitfocus, Inc.*	23,565	242,013
Box, Inc., Class A*	14,955	231,802
Calix, Inc.*	29,657	694,270
Casa Systems, Inc.*	59,991	250,162
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Cass Information Systems, Inc.	5,972	$234,222
Cirrus Logic, Inc.*	3,199	220,315
CMC Materials, Inc.	1,840	261,630
CommVault Systems, Inc.*	5,187	205,353
Cornerstone OnDemand, Inc.*	6,613	251,228
CSG Systems International, Inc.	5,017	190,044
CTS Corp.	8,436	233,171
Diodes, Inc.*	5,167	298,808
Domo, Inc., Class B*	21,124	671,109
DSP Group, Inc.*	15,669	206,361
EchoStar Corp., Class A*	6,568	152,115
ePlus, Inc.*	3,353	226,361
Evo Payments, Inc., Class A*	13,723	289,144
ExlService Holdings, Inc.*	4,036	305,687
Fabrinet*	3,848	230,957
FireEye, Inc.*(a)	19,846	274,669
FormFactor, Inc.*	10,451	296,286
Hackett Group, Inc. (The)	16,507	213,270
Harmonic, Inc.*(a)	36,453	216,531
Insight Enterprises, Inc.*	4,984	265,896
Itron, Inc.*	3,761	255,560
MagnaChip Semiconductor Corp.*(a)	19,002	260,137
ManTech International Corp., Class A	2,889	187,438
MaxLinear, Inc., Class A*	17,992	475,708
Methode Electronics, Inc.	7,944	244,437
MicroStrategy, Inc., Class A*	1,778	297,050
Mitek Systems, Inc.*	26,646	331,743
Model N, Inc.*	9,454	333,064
NETGEAR, Inc.*	9,193	283,328
NetScout Systems, Inc.*	8,871	182,033
NVE Corp.	4,036	186,181
Onto Innovation, Inc.*	7,077	226,959
PC Connection, Inc.	5,095	232,077
Perficient, Inc.*	7,751	303,529
Photronics, Inc.*	20,465	199,534
Power Integrations, Inc.	4,754	286,238
Progress Software Corp.	6,562	238,660
Qualys, Inc.*	2,414	212,070
Rambus, Inc.*	18,916	260,852
Sanmina Corp.*	7,697	188,115
ScanSource, Inc.*	9,816	197,302
SPS Commerce, Inc.*	4,514	386,353
Sykes Enterprises, Inc.*	7,742	265,086
Telenav, Inc.*	48,604	197,818
TTEC Holdings, Inc.	5,718	313,232
Varonis Systems, Inc.*	3,298	381,150
Virtusa Corp.*	7,393	371,868
Vishay Intertechnology, Inc.	14,571	236,342
Vishay Precision Group, Inc.*	10,457	249,818
Xperi Holding Corp.	15,095	187,178
Total Information Technology		16,954,169
Materials — 4.0%
Cabot Corp.	8,039	305,562
Compass Minerals International, Inc.	5,458	329,554
Greif, Inc., Class A	6,754	274,145
Hawkins, Inc.	5,898	275,496

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Materials (continued)
Haynes International, Inc.	10,188	$165,147
Innospec, Inc.	3,022	199,875
Kaiser Aluminum Corp.	3,031	190,741
Koppers Holdings, Inc.*	16,974	380,727
Materion Corp.	5,997	306,986
Myers Industries, Inc.	19,532	280,089
PQ Group Holdings, Inc.*	19,263	222,680
Schnitzer Steel Industries, Inc., Class A	16,102	338,142
Schweitzer-Mauduit International, Inc.	7,547	250,560
Stepan Co.	2,374	276,429
Tredegar Corp.	13,434	195,868
UFP Technologies, Inc.*	5,512	204,275
US Concrete, Inc.*	11,575	393,087
Warrior Met Coal, Inc.	19,771	296,565
Worthington Industries, Inc.	7,999	393,631
Total Materials		5,279,559
Real Estate — 5.7%
Alexander & Baldwin, Inc.	18,714	240,475
Altisource Portfolio Solutions SA*	27,375	304,684
American Finance Trust, Inc.	33,595	193,675
Apple Hospitality REIT, Inc.	22,897	226,680
Chatham Lodging Trust	35,348	259,808
Columbia Property Trust, Inc.	16,797	177,712
CoreCivic, Inc.	18,798	120,495
CorePoint Lodging, Inc.	53,563	256,031
Corporate Office Properties Trust	9,488	212,816
CTO Realty Growth, Inc.	4,632	204,410
DiamondRock Hospitality Co.	41,332	204,180
Empire State Realty Trust, Inc., Class A	23,434	126,075
Four Corners Property Trust, Inc.	11,222	284,366
Franklin Street Properties Corp.	36,644	153,905
GEO Group, Inc. (The)	17,267	152,986
Hersha Hospitality Trust	58,650	287,385
Investors Real Estate Trust	3,818	257,371
Kennedy-Wilson Holdings, Inc.	15,646	206,214
Mack-Cali Realty Corp.	13,787	151,519
Marcus & Millichap, Inc.*	7,748	241,970
New Senior Investment Group, Inc.	82,019	320,694
Newmark Group, Inc., Class A	49,404	233,928
Office Properties Income Trust	7,705	141,849
Paramount Group, Inc.	23,860	137,911
Piedmont Office Realty Trust, Inc., Class A	11,889	135,772
PotlatchDeltic Corp.	6,689	277,928
Preferred Apartment Communities, Inc., Class A	29,244	157,918
Retail Value, Inc.	17,140	214,250
RLJ Lodging Trust	27,198	222,480
RMR Group, Inc. (The), Class A	7,785	207,548
Safehold, Inc.	3,321	228,551
Saul Centers, Inc.	6,413	158,722
Sunstone Hotel Investors, Inc.	24,107	178,874
Tejon Ranch Co.*	14,934	204,745
Weingarten Realty Investors	14,551	230,779
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Whitestone REIT	33,866	$201,841
Total Real Estate		7,516,547
Utilities — 1.0%
Avista Corp.	4,942	164,173
NorthWestern Corp.	3,509	182,924
Ormat Technologies, Inc.(a)	3,103	219,910
Otter Tail Corp.	4,723	181,127
SJW Group	3,635	220,608
South Jersey Industries, Inc.(a)	8,399	161,849
Unitil Corp.	4,013	138,649
Total Utilities		1,269,240
Total Common Stocks
(Cost $117,906,688)		132,330,673
Short-Term Investments — 2.4%
Money Market Funds — 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)(c)	3,083,247	3,083,247
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%(b)	144,562	144,562
Total Short-Term Investments
(Cost $3,227,809)		3,227,809
Total Investments — 102.3%
(Cost $121,134,497)		135,558,482
Other Assets and Liabilities, Net — (2.3)%		(3,045,583)
Net Assets — 100.0%		$132,512,899

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,021,790; total market value of collateral held by the Fund was $10,520,461. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $7,437,214.

(b)
Reflects the 1-day yield at October 31, 2020.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2020 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$132,330,673	$—	$—	$132,330,673
Short-Term Investments:
Money Market Funds	3,227,809	—	—	3,227,809
Total Investments in Securities	$135,558,482	$—	$—	$135,558,482

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Large Cap ETF

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks — 99.8%
Communication Services — 11.7%
Activision Blizzard, Inc.	32,005	$2,423,739
Alphabet, Inc., Class A*	1,639	2,648,804
AT&T, Inc.	65,305	1,764,541
Comcast Corp., Class A	55,371	2,338,871
Facebook, Inc., Class A*	11,413	3,002,874
Snap, Inc., Class A*	160,104	6,306,497
T-Mobile US, Inc.*	22,689	2,486,034
Twitter, Inc.*	77,511	3,205,855
Verizon Communications, Inc.	35,429	2,019,099
Walt Disney Co. (The)	19,706	2,389,352
Total Communication Services		28,585,666
Consumer Discretionary — 11.2%
AutoZone, Inc.*	2,251	2,541,334
Dollar General Corp.	12,606	2,630,998
Home Depot, Inc. (The)	10,195	2,719,108
Las Vegas Sands Corp.	44,823	2,154,193
NIKE, Inc., Class B	23,008	2,762,801
Ross Stores, Inc.	21,888	1,864,201
Starbucks Corp.	28,957	2,518,101
Target Corp.	20,476	3,116,857
Tesla, Inc.*(a)	18,165	7,048,747
Total Consumer Discretionary		27,356,340
Consumer Staples — 5.1%
Archer-Daniels-Midland Co.	54,111	2,502,093
Costco Wholesale Corp.	6,676	2,387,471
General Mills, Inc.	36,074	2,132,695
Hormel Foods Corp.	40,815	1,987,282
Tyson Foods, Inc., Class A	32,895	1,882,581
Walgreens Boots Alliance, Inc.	41,609	1,416,370
Total Consumer Staples		12,308,492
Energy — 2.0%
Exxon Mobil Corp.	50,136	1,635,436
Phillips 66	35,482	1,655,590
Valero Energy Corp.	41,968	1,620,385
Total Energy		4,911,411
Financials — 13.7%
Allstate Corp. (The)	20,753	1,841,829
American Express Co.	22,236	2,028,813
Bank of New York Mellon Corp. (The)	56,521	1,942,062
Hartford Financial Services Group, Inc. (The)	54,019	2,080,812
Intercontinental Exchange, Inc.	23,574	2,225,386
JPMorgan Chase & Co.	21,145	2,073,056
M&T Bank Corp.	18,405	1,906,390
MetLife, Inc.	62,271	2,356,957
Northern Trust Corp.	25,227	1,974,517
Progressive Corp. (The)	25,780	2,369,182
S&P Global, Inc.	7,769	2,507,289
Synchrony Financial	118,312	2,960,166
T Rowe Price Group, Inc.	19,494	2,469,110
Truist Financial Corp.	61,726	2,599,899
US Bancorp	55,258	2,152,299
Total Financials		33,487,767

	Shares	Value
Common Stocks (continued)
Health Care — 14.1%
AbbVie, Inc.	24,985	$2,126,224
Amgen, Inc.	9,390	2,037,067
Anthem, Inc.	8,384	2,287,155
Becton Dickinson and Co.	8,285	1,914,912
Bristol-Myers Squibb Co.	34,152	1,996,184
Cigna Corp.	10,744	1,793,926
CVS Health Corp.	32,086	1,799,704
Gilead Sciences, Inc.	25,463	1,480,673
HCA Healthcare, Inc.	21,186	2,625,793
Humana, Inc.	6,062	2,420,435
Johnson & Johnson	14,517	1,990,426
Medtronic PLC	21,109	2,122,932
Merck & Co., Inc.	24,741	1,860,771
Thermo Fisher Scientific, Inc.	6,712	3,175,581
UnitedHealth Group, Inc.	7,633	2,329,134
Zimmer Biomet Holdings, Inc.	18,832	2,487,707
Total Health Care		34,448,624
Industrials — 8.6%
Cintas Corp.	10,989	3,456,590
Cummins, Inc.	14,068	3,093,413
Delta Air Lines, Inc.	66,723	2,044,393
Emerson Electric Co.	39,950	2,588,360
Johnson Controls International PLC	70,610	2,980,448
Northrop Grumman Corp.	6,292	1,823,547
TransDigm Group, Inc.	5,945	2,838,202
United Airlines Holdings, Inc.*	60,338	2,043,045
Total Industrials		20,867,998
Information Technology — 25.9%
Accenture PLC, Class A	11,660	2,529,171
Adobe, Inc.*	5,982	2,674,552
Amphenol Corp., Class A	26,120	2,947,381
Broadcom, Inc.	8,029	2,807,179
Cadence Design Systems, Inc.*	28,826	3,152,700
Cognizant Technology Solutions Corp., Class A	40,966	2,925,792
Fiserv, Inc.*	20,041	1,913,314
FleetCor Technologies, Inc.*	10,205	2,254,387
Global Payments, Inc.	13,199	2,082,010
Hewlett Packard Enterprise Co.	196,049	1,693,863
Intel Corp.	35,175	1,557,549
International Business Machines Corp.	17,161	1,916,197
Intuit, Inc.	8,277	2,604,606
Mastercard, Inc., Class A	7,881	2,274,772
Microsoft Corp.	12,071	2,444,015
Motorola Solutions, Inc.	14,321	2,263,577
Oracle Corp.	39,389	2,210,117
Palo Alto Networks, Inc.*	11,610	2,568,016
PayPal Holdings, Inc.*	19,883	3,700,823
ServiceNow, Inc.*	6,642	3,304,860
Splunk, Inc.*	15,080	2,986,443
Synopsys, Inc.*	14,781	3,161,065
VeriSign, Inc.*	10,570	2,015,699
Visa, Inc., Class A(a)	11,815	2,146,904
Workday, Inc., Class A*	14,619	3,071,744
Total Information Technology		63,206,736

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Large Cap ETF (continued)

October 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Materials — 1.1%
Air Products and Chemicals, Inc.	9,537	$2,634,501
Real Estate — 2.6%
American Tower Corp.	8,743	2,007,830
Crown Castle International Corp.	13,183	2,059,184
Realty Income Corp.	38,179	2,209,037
Total Real Estate		6,276,051
Utilities — 3.8%
American Electric Power Co., Inc.	23,801	2,140,424
DTE Energy Co.	20,045	2,473,954
Entergy Corp.	20,258	2,050,515
Public Service Enterprise Group, Inc.	42,388	2,464,862
Total Utilities		9,129,755
Total Common Stocks (Cost $207,123,944)		243,213,341

	Shares	Value
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%(b) (Cost $337,549)	337,549	$337,549
Total Investments — 99.9% (Cost $207,461,493)		243,550,890
Other Assets and Liabilities, Net — 0.1%		201,522
Net Assets — 100.0%		$243,752,412

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,000,618; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $9,632,768.

(b)
Reflects the 1-day yield at October 31, 2020.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$243,213,341	$—	$—	$243,213,341
Short-Term Investments:
Money Market Fund	337,549	—	—	337,549
Total Investments in Securities	$243,550,890	$—	$—	$243,550,890

(c)
For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2020 (unaudited)
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF
Assets
Investments, at value (including securities on loan)(a)	$716,222,819	$3,836,434	$16,424,176	$8,084,112
Investments in affiliates, at value	111,410,239	646,952	2,375,120	286,993
Cash	6,832	—	—	—
Due from broker	1,344,393	13,350	16,913	29,149
Securities lending income receivable	101,139	417	2,772	593
Dividend receivable	415	—	1	1
Total Assets	829,085,837	4,497,153	18,818,982	8,400,848
Liabilities
Collateral for investments on loan	91,292,003	367,848	2,795,304	196,550
Due to broker	1,043,521	2,638	25,504	19,693
Advisory fees payable	332,740	1,410	5,740	4,384
Trustee fees payable	6,962	32	183	84
Compliance fees payable	586	3	16	9
Accrued expenses and other liabilities	4,168	50	139	108
Total Liabilities	92,679,980	371,981	2,826,886	220,828
Net Assets	$736,405,857	$4,125,172	$15,992,096	$8,180,020
Composition of Net Assets
Paid-in capital	$757,047,730	$9,333,628	$15,520,495	$7,630,059
Total distributable earnings/(accumulated loss)	(20,641,873)	(5,208,456)	471,601	549,961
Net Assets	$736,405,857	$4,125,172	$15,992,096	$8,180,020
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	23,850,000	150,000	600,000	350,000
Net Asset Value Per Share	$30.88	$27.50	$26.65	$23.37
Investments, at cost	$705,422,601	$3,609,763	$16,423,929	$8,247,179
Investments in affiliates, at cost	$109,862,637	$637,553	$2,342,562	$286,553
(a)Market value of securities on loan	$202,515,278	$1,118,030	$4,655,257	$1,171,481
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2020 (unaudited)
	IQ Hedge Event-Driven Tracker ETF	IQ Real Return ETF	IQ Enhanced Core Plus Bond U.S. ETF	IQ S&P High Yield Low Volatility Bond ETF
Assets
Investments, at value (including securities on loan)(a)	$4,792,797	$51,240,922	$26,940,778	$108,944,970
Investments in affiliates, at value	1,292	12,952,098	—	—
Due from broker	1,501	—	—	—
Securities lending income receivable	656	8,358	744	150
Dividend receivable	1	4	2	8
Receivable for investments sold	—	—	983,543	7,564,323
Due from advisor	—	—	1,739	—
Interest receivable	—	—	—	1,358,903
Total Assets	4,796,247	64,201,382	27,926,806	117,868,354
Liabilities
Collateral for investments on loan	257,495	12,588,896	433,490	968,842
Advisory fees payable	2,754	8,813	5,872	35,639
Due to broker	1,488	—	—	—
Trustee fees payable	77	495	676	644
Compliance fees payable	8	42	51	83
Payable for investments purchased	—	—	—	9,223,520
Payable for capital shares repurchased	—	—	983,556	—
Accrued expenses and other liabilities	73	333	369	892
Total Liabilities	261,895	12,598,579	1,424,014	10,229,620
Net Assets	$4,534,352	$51,602,803	$26,502,792	$107,638,734
Composition of Net Assets
Paid-in capital	$4,067,840	$53,834,160	$42,474,630	$109,253,579
Total distributable earnings/(accumulated loss)	466,512	(2,231,357)	(15,971,838)	(1,614,845)
Net Assets	$4,534,352	$51,602,803	$26,502,792	$107,638,734
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	200,000	1,900,000	1,350,000	4,350,000
Net Asset Value Per Share	$22.67	$27.16	$19.63	$24.74
Investments, at cost	$4,858,071	$51,115,947	$27,415,037	$107,134,684
Investments in affiliates, at cost	$1,290	$13,059,069	$—	$—
(a)Market value of securities on loan	$662,681	$15,183,196	$7,919,695	$1,103,682
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2020 (unaudited)
	IQ Merger Arbitrage ETF	IQ Global Resources ETF	IQ U.S. Real Estate Small Cap ETF	IQ 500 International ETF
Assets
Investments, at value (including securities on loan)(a)	$762,292,282	$19,056,846	$34,684,268	$222,004,734
Investments in affiliates, at value	2,018,986	1,026,580	—	—
Cash	496,771	—	—	—
Deposits at broker for swap contracts	—	28	—	—
Due from broker	5,878,904	124,583	—	—
Receivable for investments sold	1,224,577	5,235	—	179,221
Dividend receivable	40,691	24,920	24,793	716,951
Securities lending income receivable	3,985	209	24	7,918
Reclaims receivable	676	82,895	—	298,368
Due from advisor	—	—	—	1,844
Total Assets	771,956,872	20,321,296	34,709,085	223,209,036
Liabilities
Collateral for investments on loan	17,090,918	201,810	6,683	7,592,425
Payable for investments purchased	8,226,468	3	—	—
Foreign currency due to custodian(b)	1,244,619	4,418	—	166,234
Due to broker	573,922	15	—	—
Advisory fees payable	462,286	14,087	22,010	48,049
Trustee fees payable	6,863	225	446	1,960
Compliance fees payable	553	13	32	181
Accrued expenses and other liabilities	4,471	233	223	1,196
Total Liabilities	27,610,100	220,804	29,394	7,810,045
Net Assets	$744,346,772	$20,100,492	$34,679,691	$215,398,991
Composition of Net Assets
Paid-in capital	$744,724,211	$81,655,861	$60,739,957	$256,810,810
Total distributable earnings/(accumulated loss)	(377,439)	(61,555,369)	(26,060,266)	(41,411,819)
Net Assets	$744,346,772	$20,100,492	$34,679,691	$215,398,991
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	21,750,000	800,000	2,050,000	9,150,000
Net Asset Value Per Share	$34.22	$25.13	$16.92	$23.54
Investments, at cost	$751,751,271	$21,495,931	$47,744,060	$261,998,484
Investments in affiliates, at cost	$2,001,822	$1,026,845	$—	$—
(a)Market value of securities on loan	$50,544,862	$302,678	$576,638	$7,530,922
(b)Cost of foreign currency	$(1,244,779)	$(4,508)	$—	$(166,229)
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2020 (unaudited)
	IQ 50 Percent Hedged FTSE International ETF	IQ Candriam ESG International Equity ETF	IQ Candriam ESG U.S. Equity ETF	IQ Chaikin U.S. Small Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$253,613,952	$102,421,378	$220,510,544	$135,558,482
Cash	—	—	—	105
Foreign currency(b)	36,954	809	—	—
Dividend receivable	665,911	235,546	181,213	64,612
Reclaims receivable	572,570	43,398	—	—
Unrealized appreciation on forward foreign currency contracts	516,133	—	—	—
Receivable for investments sold	70,281	11	—	—
Due from advisor	35,815	1,144	1,152	—
Securities lending income receivable	1,681	458	220	12,598
Prepaid expenses	—	—	614	—
Total Assets	255,513,297	102,702,744	220,693,743	135,635,797
Liabilities
Collateral for investments on loan	3,935,916	862,955	187,581	3,083,247
Cash due to custodian	800,359	—	—	—
Unrealized depreciation on forward foreign currency contracts	572,159	—	—	—
Advisory fees payable	77,986	14,141	15,789	38,175
Trustee fees payable	2,321	360	—	838
Compliance fees payable	209	69	52	87
Accrued expenses and other liabilities	2,657	388	235	551
Total Liabilities	5,391,607	877,913	203,657	3,122,898
Net Assets	$250,121,690	$101,824,831	$220,490,086	$132,512,899
Composition of Net Assets
Paid-in capital	$299,897,277	$93,006,040	$216,366,353	$196,479,251
Total distributable earnings/(accumulated loss)	(49,775,587)	8,818,791	4,123,733	(63,966,352)
Net Assets	$250,121,690	$101,824,831	$220,490,086	$132,512,899
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	13,100,000	4,450,000	7,850,000	5,850,000
Net Asset Value Per Share	$19.09	$22.88	$28.09	$22.65
Investments, at cost	$289,546,165	$96,431,970	$218,627,900	$121,134,497
(a)Market value of securities on loan	$3,828,217	$1,561,885	$4,597,858	$10,021,790
(b)Cost of foreign currency	$36,576	$807	$—	$—
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2020 (unaudited)
IQ Chaikin U.S. Large Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$243,550,890
Dividend receivable	256,242
Securities lending income receivable	377
Total Assets	243,807,509
Liabilities
Advisory fees payable	51,531
Trustee fees payable	2,074
Compliance fees payable	200
Accrued expenses and other liabilities	1,292
Total Liabilities	55,097
Net Assets	$243,752,412
Composition of Net Assets
Paid-in capital	$282,561,265
Total distributable earnings/(accumulated loss)	(38,808,853)
Net Assets	$243,752,412
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	9,900,000
Net Asset Value Per Share	$24.62
Investments, at cost	$207,461,493
(a)Market value of securities on loan	$9,000,618
See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2020 (unaudited)
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF
Investment Income
Dividend income*	$6,799,436	$31,068	$160,205	$137,649
Dividend income from affiliates	445,014	2,718	13,424	1,738
Securities lending income, net of borrower rebates	518,816	2,475	15,011	3,773
Total investment income	7,763,266	36,261	188,640	143,160
Expenses
Advisory fees (See Note 3)	2,874,740	15,285	70,385	48,487
Trustee fees	25,249	136	636	414
Legal fees	20,026	106	505	311
Compliance fees	992	5	25	17
Miscellaneous	578	29	29	28
Total expenses	2,921,585	15,561	71,580	49,257
Waivers/Reimbursement (See Note 3)	(843,255)	(7,133)	(32,846)	(22,626)
Net expenses	2,078,330	8,428	38,734	26,631
Net investment income	5,684,936	27,833	149,906	116,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	15,577,261	44,033	72,002	(154,339)
Investment in affiliates	434,093	—	64	2,010
In-Kind redemptions	11,110,413	—	493,889	1,643,012
Affiliates in-kind redemptions	549,219	—	12,795	1,920
Swap transactions	(3,447,280)	(716)	(119,754)	(39,813)
Net realized gain (loss)	24,223,706	43,317	458,996	1,452,790
Net change in net unrealized appreciation (depreciation) on:
Investment securities	8,838,486	223,579	143,956	(424,716)
Investment in affiliates	489,918	3,172	(2,576)	(5,089)
Net change in net unrealized appreciation (depreciation)	9,328,404	226,751	141,380	(429,805)
Net realized and unrealized gain (loss)	33,552,110	270,068	600,376	1,022,985
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,237,046	$297,901	$750,282	$1,139,514
*Net of foreign taxes withheld of:	$—	$62	$—	$—
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2020 (unaudited)
	IQ Hedge Event-Driven Tracker ETF	IQ Real Return ETF	IQ Enhanced Core Plus Bond U.S. ETF	IQ S&P High Yield Low Volatility Bond ETF
Investment Income
Dividend income	$118,677	$128,049	$625,638	$155
Dividend income from affiliates	9	86,492	—	—
Interest income	—	—	—	2,039,382
Securities lending income, net of borrower rebates	4,057	27,324	4,667	1,313
Total investment income	122,743	241,865	630,305	2,040,850
Expenses
Advisory fees (See Note 3)	32,849	124,958	73,962	187,647
Trustee fees	289	1,725	2,223	2,799
Legal fees	229	1,352	1,786	2,160
Compliance fees	12	69	88	115
Miscellaneous	29	344	45	202
Total expenses	33,408	128,448	78,104	192,923
Waivers/Reimbursement (See Note 3)	(15,329)	(72,892)	(18,857)	(5,277)
Net expenses	18,079	55,556	59,247	187,646
Net investment income	104,664	186,309	571,058	1,853,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(78,619)	(244,705)	328,862	399,065
Investment in affiliates	—	(3,700)	—	—
In-Kind redemptions	596,906	—	235,476	—
Affiliates in-kind redemptions	20	—	—	—
Swap transactions	(182)	—	—	—
Net realized gain (loss)	518,125	(248,405)	564,338	399,065
Net change in net unrealized appreciation (depreciation) on:
Investment securities	197,579	416,893	(1,430,238)	2,372,686
Investment in affiliates	2	60,199	—	—
Net change in net unrealized appreciation (depreciation)	197,581	477,092	(1,430,238)	2,372,686
Net realized and unrealized gain (loss)	715,706	228,687	(865,900)	2,771,751
Net Increase (Decrease) in Net Assets Resulting from Operations	$820,370	$414,996	$(294,842)	$4,624,955
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2020 (unaudited)
	IQ Merger Arbitrage ETF	IQ Global Resources ETF	IQ U.S. Real Estate Small Cap ETF	IQ 500 International ETF
Investment Income
Dividend income*	$2,728,729	$495,457	$966,797	$3,519,974
Dividend income from affiliates	22,488	7,825	—	—
Securities lending income, net of borrower rebates	400,435	1,858	3,454	68,046
Total investment income	3,151,652	505,140	970,251	3,588,020
Expenses
Advisory fees (See Note 3)	2,663,146	89,901	138,540	288,581
Trustee fees	23,478	784	1,299	7,469
Legal fees	18,649	580	1,053	5,865
Compliance fees	923	35	53	293
Miscellaneous	2,911	30	30	25
Total expenses	2,709,107	91,330	140,975	302,233
Waivers/Reimbursement (See Note 3)	—	—	—	(13,651)
Net expenses	2,709,107	91,330	140,975	288,582
Net investment income	442,545	413,810	829,276	3,299,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(30,127,878)	(806,535)	(4,766,615)	(3,671,257)
Investment in affiliates	23,210	(320)	—	—
In-Kind redemptions	20,962,857	746,085	(1,255,983)	1,543,393
Affiliates in-kind redemptions	5,781	3,967	—	—
Swap transactions	(21,507,411)	(593,675)	—	—
Foreign currency transactions	(262,020)	1,718	—	(2,879)
Net realized gain (loss)	(30,905,461)	(648,760)	(6,022,598)	(2,130,743)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	88,213,888	1,288,381	5,571,063	14,836,918
Investment in affiliates	160	2,471	—	—
Foreign currency translations	5,244	5,252	—	14,100
Net change in net unrealized appreciation (depreciation)	88,219,292	1,296,104	5,571,063	14,851,018
Net realized and unrealized gain (loss)	57,313,831	647,344	(451,535)	12,720,275
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,756,376	$1,061,154	$377,741	$16,019,713
*Net of foreign taxes withheld of:	$41,121	$34,561	$—	$389,170
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2020 (unaudited)
	IQ 50 Percent Hedged FTSE International ETF	IQ Candriam ESG International Equity ETF	IQ Candriam ESG U.S. Equity ETF	IQ Chaikin U.S. Small Cap ETF
Investment Income
Dividend income*	$3,225,580	$1,204,021	$788,613	$1,004,429
Securities lending income, net of borrower rebates	23,553	7,038	874	94,008
Total investment income	3,249,133	1,211,059	789,487	1,098,437
Expenses
Advisory fees (See Note 3)	461,494	73,992	49,857	205,918
Trustee fees	8,570	2,779	1,630	3,544
Legal fees	5,928	2,104	1,190	2,792
Compliance fees	338	113	70	141
Miscellaneous	484	19	19	29
Total expenses	476,814	79,007	52,766	212,424
Waivers/Reimbursement (See Note 3)	(213,310)	(5,015)	(2,906)	(6,506)
Net expenses	263,504	73,992	49,860	205,918
Net investment income	2,985,629	1,137,067	739,627	892,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(6,984,294)	(280,407)	(218,840)	512,166
In-Kind redemptions	1,320,427	2,830,586	2,245,737	1,495,707
Forward foreign currency contracts	(6,426,021)	—	—	—
Foreign currency transactions	(20,097)	(1,274)	—	—
Net realized gain (loss)	(12,109,985)	2,548,905	2,026,897	2,007,873
Net change in net unrealized appreciation (depreciation) on:
Investment securities	26,097,386	6,330,134	2,145,696	10,698,513
Forward foreign currency contracts	929,531	—	—	—
Foreign currency translations	26,934	3,104	—	—
Net change in net unrealized appreciation (depreciation)	27,053,851	6,333,238	2,145,696	10,698,513
Net realized and unrealized gain (loss)	14,943,866	8,882,143	4,172,593	12,706,386
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,929,495	$10,019,210	$4,912,220	$13,598,905
*Net of foreign taxes withheld of:	$284,392	$115,441	$3	$291
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2020 (unaudited)
IQ Chaikin U.S. Large Cap ETF
Investment Income
Dividend income	$2,246,098
Securities lending income, net of borrower rebates	2,891
Total investment income	2,248,989
Expenses
Advisory fees (See Note 3)	302,127
Trustee fees	7,660
Legal fees	6,036
Compliance fees	299
Miscellaneous	29
Total expenses	316,151
Waivers/Reimbursement (See Note 3)	(14,024)
Net expenses	302,127
Net investment income	1,946,862
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(41,298)
In-Kind redemptions	1,039,929
Net realized gain (loss)	998,631
Net change in net unrealized appreciation (depreciation) on:
Investment securities	25,353,192
Net change in net unrealized appreciation (depreciation)	25,353,192
Net realized and unrealized gain (loss)	26,351,823
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,298,685
See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,684,936	$20,842,057	$27,833	$100,870
Net realized gain (loss)	24,223,706	(16,734,225)	43,317	(80,989)
Net change in net unrealized appreciation (depreciation)	9,328,404	(12,595,811)	226,751	(44,333)
Net increase (decrease) in net assets resulting from operations	39,237,046	(8,487,979)	297,901	(24,452)
Distributions to Shareholders	—	(16,163,950)	—	(54,164)
Capital Share Transactions
Proceeds from shares created	133,904,672	108,741,902	—	—
Cost of shares redeemed	(176,396,248)	(337,851,658)	—	(1,345,577)
Net increase (decrease) from capital share transactions	(42,491,576)	(229,109,756)	—	(1,345,577)
Total increase (decrease) in net assets	(3,254,530)	(253,761,685)	297,901	(1,424,193)
Net Assets
Beginning of period	739,660,387	993,422,072	3,827,271	5,251,464
End of period	$736,405,857	$739,660,387	$4,125,172	$3,827,271
Changes in Shares Outstanding
Shares outstanding, beginning of period	25,150,000	32,800,000	150,000	200,000
Shares created	4,450,000	3,600,000	—	—
Shares redeemed	(5,750,000)	(11,250,000)	—	(50,000)
Shares outstanding, end of period	23,850,000	25,150,000	150,000	150,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Market Neutral Tracker ETF		IQ Hedge Long/Short Tracker ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$149,906	$350,179	$116,529	$166,866
Net realized gain (loss)	458,996	13,206	1,452,790	(352,670)
Net change in net unrealized appreciation (depreciation)	141,380	(336,826)	(429,805)	163,059
Net increase (decrease) in net assets resulting from operations	750,282	26,559	1,139,514	(22,745)
Distributions to Shareholders	—	(239,729)	—	(123,690)
Capital Share Transactions
Proceeds from shares created	5,339,025	5,068,994	8,270,737	8,803,502
Cost of shares redeemed	(8,053,657)	(2,639,984)	(11,929,409)	(4,417,086)
Net increase (decrease) from capital share transactions	(2,714,632)	2,429,010	(3,658,672)	4,386,416
Total increase (decrease) in net assets	(1,964,350)	2,215,840	(2,519,158)	4,239,981
Net Assets
Beginning of period	17,956,446	15,740,606	10,699,178	6,459,197
End of period	$15,992,096	$17,956,446	$8,180,020	$10,699,178
Changes in Shares Outstanding
Shares outstanding, beginning of period	700,000	600,000	500,000	300,000
Shares created	200,000	200,000	350,000	400,000
Shares redeemed	(300,000)	(100,000)	(500,000)	(200,000)
Shares outstanding, end of period	600,000	700,000	350,000	500,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Event-Driven Tracker ETF		IQ Real Return ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$104,664	$201,009	$186,309	$1,075,218
Net realized gain (loss)	518,125	(129,344)	(248,405)	(500,329)
Net change in net unrealized appreciation (depreciation)	197,581	(341,340)	477,092	(1,143,699)
Net increase (decrease) in net assets resulting from operations	820,370	(269,675)	414,996	(568,810)
Distributions to Shareholders	—	(157,392)	—	(1,185,760)
Capital Share Transactions
Proceeds from shares created	3,422,930	8,619,767	—	—
Cost of shares redeemed	(8,062,646)	(4,091,994)	—	(4,103,526)
Net increase (decrease) from capital share transactions	(4,639,716)	4,527,773	—	(4,103,526)
Total increase (decrease) in net assets	(3,819,346)	4,100,706	414,996	(5,858,096)
Net Assets
Beginning of period	8,353,698	4,252,992	51,187,807	57,045,903
End of period	$4,534,352	$8,353,698	$51,602,803	$51,187,807
Changes in Shares Outstanding
Shares outstanding, beginning of period	400,000	200,000	1,900,000	2,050,000
Shares created	150,000	400,000	—	—
Shares redeemed	(350,000)	(200,000)	—	(150,000)
Shares outstanding, end of period	200,000	400,000	1,900,000	1,900,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Enhanced Core Plus Bond U.S. ETF		IQ S&P High Yield Low Volatility Bond ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$571,058	$3,141,793	$1,853,204	$2,548,294
Net realized gain (loss)	564,338	5,991,745	399,065	(2,350,176)
Net change in net unrealized appreciation (depreciation)	(1,430,238)	(1,318,948)	2,372,686	(1,115,683)
Net increase (decrease) in net assets resulting from operations	(294,842)	7,814,590	4,624,955	(917,565)
Distributions to Shareholders	(574,223)	(3,150,736)	(1,737,976)	(2,787,812)
Capital Share Transactions
Proceeds from shares created	996,463	10,759,163	53,457,037	16,228,614
Cost of shares redeemed	(42,616,860)	(102,924,698)	—	(26,854,263)
Net increase (decrease) from capital share transactions	(41,620,397)	(92,165,535)	53,457,037	(10,625,649)
Total increase (decrease) in net assets	(42,489,462)	(87,501,681)	56,344,016	(14,331,026)
Net Assets
Beginning of period	68,992,254	156,493,935	51,294,718	65,625,744
End of period	$26,502,792	$68,992,254	$107,638,734	$51,294,718
Changes in Shares Outstanding
Shares outstanding, beginning of period	3,450,000	8,150,000	2,150,000	2,650,000
Shares created	50,000	550,000	2,200,000	650,000
Shares redeemed	(2,150,000)	(5,250,000)	—	(1,150,000)
Shares outstanding, end of period	1,350,000	3,450,000	4,350,000	2,150,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Merger Arbitrage ETF		IQ Global Resources ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$442,545	$3,872,200	$413,810	$2,749,818
Net realized gain (loss)	(30,905,461)	82,702,816	(648,760)	1,836,863
Net change in net unrealized appreciation (depreciation)	88,219,292	(95,293,870)	1,296,104	(5,664,345)
Net increase (decrease) in net assets resulting from operations	57,756,376	(8,718,854)	1,061,154	(1,077,664)
Distributions to Shareholders	—	—	—	(2,539,080)
Capital Share Transactions
Proceeds from shares created	77,198,291	778,842,132	—	1,340,878
Cost of shares redeemed	(114,189,669)	(1,032,341,051)	(3,909,018)	(150,087,715)
Net increase (decrease) from capital share transactions	(36,991,378)	(253,498,919)	(3,909,018)	(148,746,837)
Total increase (decrease) in net assets	20,764,998	(262,217,773)	(2,847,864)	(152,363,581)
Net Assets
Beginning of period	723,581,774	985,799,547	22,948,356	175,311,937
End of period	$744,346,772	$723,581,774	$20,100,492	$22,948,356
Changes in Shares Outstanding
Shares outstanding, beginning of period	22,950,000	31,300,000	950,000	6,500,000
Shares created	2,300,000	23,900,000	—	50,000
Shares redeemed	(3,500,000)	(32,250,000)	(150,000)	(5,600,000)
Shares outstanding, end of period	21,750,000	22,950,000	800,000	950,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ U.S. Real Estate Small Cap ETF		IQ 500 International ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$829,276	$1,707,060	$3,299,438	$4,213,636
Net realized gain (loss)	(6,022,598)	(2,621,227)	(2,130,743)	4,809,844
Net change in net unrealized appreciation (depreciation)	5,571,063	(15,279,064)	14,851,018	(60,097,774)
Net increase (decrease) in net assets resulting from operations	377,741	(16,193,231)	16,019,713	(51,074,294)
Distributions to Shareholders	(936,069)	(1,633,256)	(3,283,308)	(3,080,969)
Distributions to Shareholders from Return of Capital	—	(1,775,536)	—	—
Total distributions to shareholders	(936,069)	(3,408,792)	(3,283,308)	(3,080,969)
Capital Share Transactions
Proceeds from shares created	850,893	3,688,926	—	284,884,301
Cost of shares redeemed	(6,315,193)	(14,999,579)	(15,788,678)	(97,952,352)
Net increase (decrease) from capital share transactions	(5,464,300)	(11,310,653)	(15,788,678)	186,931,949
Total increase (decrease) in net assets	(6,022,628)	(30,912,676)	(3,052,273)	132,776,686
Net Assets
Beginning of period	40,702,319	71,614,995	218,451,264	85,674,578
End of period	$34,679,691	$40,702,319	$215,398,991	$218,451,264
Changes in Shares Outstanding
Shares outstanding, beginning of period	2,350,000	2,850,000	9,800,000	3,100,000
Shares created	50,000	150,000	—	10,350,000
Shares redeemed	(350,000)	(650,000)	(650,000)	(3,650,000)
Shares outstanding, end of period	2,050,000	2,350,000	9,150,000	9,800,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ 50 Percent Hedged FTSE International ETF		IQ Candriam ESG International Equity ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020	For the Six Months Ended October 31, 2020 (unaudited)	For the Period December 17, 2019* to April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,985,629	$7,283,615	$1,137,067	$142,981
Net realized gain (loss)	(12,109,985)	(3,622,654)	2,548,905	(47,615)
Net change in net unrealized appreciation (depreciation)	27,053,851	(43,441,569)	6,333,238	(340,084)
Net increase (decrease) in net assets resulting from operations	17,929,495	(39,780,608)	10,019,210	(244,718)
Distributions to Shareholders	(3,281,130)	(7,874,573)	(904,797)	(50,904)
Capital Share Transactions
Proceeds from shares created	16,392,428	134,725,957	62,073,063	46,491,761
Cost of shares redeemed	(30,493,900)	(118,574,884)	(15,558,784)	—
Net increase (decrease) from capital share transactions	(14,101,472)	16,151,073	46,514,279	46,491,761
Total increase (decrease) in net assets	546,893	(31,504,108)	55,628,692	46,196,139
Net Assets
Beginning of period	249,574,797	281,078,905	46,196,139	—
End of period	$250,121,690	$249,574,797	$101,824,831	$46,196,139
Changes in Shares Outstanding
Shares outstanding, beginning of period	13,850,000	13,650,000	2,200,000	—
Shares created	850,000	6,400,000	2,900,000	2,200,000
Shares redeemed	(1,600,000)	(6,200,000)	(650,000)	—
Shares outstanding, end of period	13,100,000	13,850,000	4,450,000	2,200,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Candriam ESG U.S. Equity ETF		IQ Chaikin U.S. Small Cap ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Period December 17, 2019* to April 30, 2020	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$739,627	$39,607	$892,519	$2,395,386
Net realized gain (loss)	2,026,897	54,203	2,007,873	(38,685,566)
Net change in net unrealized appreciation (depreciation)	2,145,696	(263,052)	10,698,513	5,130,703
Net increase (decrease) in net assets resulting from operations	4,912,220	(169,242)	13,598,905	(31,159,477)
Distributions to Shareholders	(515,275)	(30,853)	(687,575)	(2,340,043)
Capital Share Transactions
Proceeds from shares created	220,259,677	10,070,844	24,234,941	4,615,525
Cost of shares redeemed	(10,200,283)	(3,837,002)	(7,741,620)	(216,562,479)
Net increase (decrease) from capital share transactions	210,059,394	6,233,842	16,493,321	(211,946,954)
Total increase (decrease) in net assets	214,456,339	6,033,747	29,404,651	(245,446,474)
Net Assets
Beginning of period	6,033,747	—	103,108,248	348,554,722
End of period	$220,490,086	$6,033,747	$132,512,899	$103,108,248
Changes in Shares Outstanding
Shares outstanding, beginning of period	250,000	—	5,150,000	13,550,000
Shares created	7,950,000	400,000	1,050,000	200,000
Shares redeemed	(350,000)	(150,000)	(350,000)	(8,600,000)
Shares outstanding, end of period	7,850,000	250,000	5,850,000	5,150,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Chaikin U.S. Large Cap ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,946,862	$6,114,254
Net realized gain (loss)	998,631	(43,036,686)
Net change in net unrealized appreciation (depreciation)	25,353,192	18,023,957
Net increase (decrease) in net assets resulting from operations	28,298,685	(18,898,475)
Distributions to Shareholders	(1,935,587)	(6,034,101)
Capital Share Transactions
Proceeds from shares created	2,542,530	168,898,124
Cost of shares redeemed	(5,783,009)	(201,747,345)
Net increase (decrease) from capital share transactions	(3,240,479)	(32,849,221)
Total increase (decrease) in net assets	23,122,619	(57,781,797)
Net Assets
Beginning of period	220,629,793	278,411,590
End of period	$243,752,412	$220,629,793
Changes in Shares Outstanding
Shares outstanding, beginning of period	10,050,000	11,250,000
Shares created	100,000	6,800,000
Shares redeemed	(250,000)	(8,000,000)
Shares outstanding, end of period	9,900,000	10,050,000
See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$29.41	$30.29	$30.39	$29.15	$29.03	$30.01
Income from Investment Operations
Net investment income(a)(b)	0.23	0.75	0.72	0.56	0.50	0.43
Net realized and unrealized gain (loss)	1.24	(1.04)	(0.27)	0.68	(0.38)	(1.30)
Distributions of net realized gains from investments in other investment companies	—	0.00(c)	—	0.00(c)	0.00(c)	0.03
Net increase (decrease) in net assets resulting from investment operations	1.47	(0.29)	0.45	1.24	0.12	(0.84)
Distributions from:
Net investment income	—	(0.59)	(0.55)	—	(0.00)(d)	(0.14)
Net asset value, end of period	$30.88	$29.41	$30.29	$30.39	$29.15	$29.03
Market price, end of period	$30.86	$29.34	$30.28	$30.38	$29.15	$29.06
Total Return
Total investment return based on net asset value(e)	4.99%	(1.04)%	1.56%	4.24%	0.42%	(2.80)%
Total investment return based on market price(f)	5.18%	(1.26)%	1.56%	4.22%	0.31%	(2.67)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$736,406	$739,660	$993,422	$1,124,278	$1,062,579	$1,074,120
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.54%(h)	0.54%	0.54%	0.64%	0.76%	0.76%
Expenses excluding waivers/reimbursements(g)	0.76%(h)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	1.48%(h)	2.49%	2.40%	1.87%	1.72%	1.48%
Portfolio turnover rate(i)	91%	166%	137%	164%	285%	312%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Greater than $(0.005) per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$25.52	$26.26	$26.35	$25.46	$24.66	$25.69
Income from Investment Operations
Net investment income(a)(b)	0.19	0.56	0.44	0.39	0.37	0.46
Net realized and unrealized gain (loss)	1.79	(0.94)	(0.25)	0.50	0.43	(1.27)
Distributions of net realized gains from investments in other investment companies	—	—	—	0.00(c)	0.00(c)	0.05
Net increase (decrease) in net assets resulting from investment operations	1.98	(0.38)	0.19	0.89	0.80	(0.76)
Distributions from:
Net investment income	—	(0.36)	(0.28)	—	—	(0.27)
Net asset value, end of period	$27.50	$25.52	$26.26	$26.35	$25.46	$24.66
Market price, end of period	$27.49	$25.36	$26.24	$26.34	$25.44	$24.80
Total Return
Total investment return based on net asset value(d)	7.78%	(1.51)%	0.77%	3.50%	3.25%	(2.97)%
Total investment return based on market price(e)	8.40%	(2.04)%	0.74%	3.54%	2.58%	(2.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,125	$3,827	$5,251	$6,588	$6,365	$14,794
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.41%(g)	0.54%	0.76%	0.75%	0.76%	0.76%
Expenses excluding waivers/reimbursements(f)	0.76%(g)	0.76%	0.76%	0.75%	0.76%	0.76%
Net investment income (loss)(b)	1.37%(g)	2.13%	1.70%	1.47%	1.50%	1.86%
Portfolio turnover rate(h)	58%	104%	82%	152%	68%	99%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$25.65	$26.23	$25.58	$25.25	$25.49	$25.53
Income from Investment Operations
Net investment income(a)(b)	0.21	0.62	0.55	0.41	0.36	0.27
Net realized and unrealized gain (loss)	0.79	(0.76)	0.10	(0.08)	(0.25)	(0.33)
Distributions of net realized gains from investments in other investment companies	—	—	—	—	0.00(c)	0.02
Net increase (decrease) in net assets resulting from investment operations	1.00	(0.14)	0.65	0.33	0.11	(0.04)
Distributions from:
Net investment income	—	(0.44)	—	—	(0.35)	—
Net asset value, end of period	$26.65	$25.65	$26.23	$25.58	$25.25	$25.49
Market price, end of period	$26.65	$25.63	$26.23	$25.58	$25.25	$25.43
Total Return
Total investment return based on net asset value(d)	3.90%	(0.62)%	2.56%	1.29%	0.44%	(0.15)%
Total investment return based on market price(e)	3.98%	(0.69)%	2.54%	1.31%	0.67%	0.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,992	$17,956	$15,741	$12,790	$11,364	$15,294
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.41%(g)	0.53%	0.76%	0.76%	0.76%	0.76%
Expenses excluding waivers/reimbursements(f)	0.76%(g)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	1.60%(g)	2.36%	2.15%	1.61%	1.40%	1.09%
Portfolio turnover rate(h)	55%	77%	107%	165%	99%	135%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Long/Short Tracker ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.40	$21.53	$21.91	$20.36	$18.88	$19.93
Income from Investment Operations
Net investment income(a)(b)	0.21	0.51	0.44	0.41	0.35	0.41
Net realized and unrealized gain (loss)	1.76	(0.29)	0.13	1.22	1.19	(1.10)
Distributions of net realized gains from investments in other investment companies	—	—	—	0.00(c)	0.00(c)	—
Net increase (decrease) in net assets resulting from investment operations	1.97	0.22	0.57	1.63	1.54	(0.69)
Distributions from:
Net investment income	—	(0.35)	(0.95)	(0.08)	(0.06)	(0.36)
Net asset value, end of period	$23.37	$21.40	$21.53	$21.91	$20.36	$18.88
Market price, end of period	$23.37	$21.52	$21.54	$21.93	$20.34	$18.72
Total Return
Total investment return based on net asset value(d)	9.22%	0.93%	3.07%	8.02%	8.18%	(3.46)%
Total investment return based on market price(e)	8.60%	1.46%	2.91%	8.23%	8.98%	(8.23)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,180	$10,699	$6,459	$8,764	$4,072	$1,888
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.41%(g)	0.51%	0.76%	0.76%	0.77%	0.76%
Expenses excluding waivers/reimbursements(f)	0.76%(g)	0.76%	0.76%	0.76%	0.77%	0.76%
Net investment income (loss)(b)	1.80%(g)	2.35%	2.06%	1.89%	1.78%	2.15%
Portfolio turnover rate(h)	76%	136%	95%	77%	147%	94%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Event-Driven Tracker ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.88	$21.26	$20.93	$20.59	$19.40	$20.01
Income from Investment Operations
Net investment income(a)(b)	0.27	0.73	0.74	0.55	0.56	0.54
Net realized and unrealized gain (loss)	1.52	(0.66)	0.46	0.26	1.09	(1.03)
Distributions of net realized gains from investments in other investment companies	—	—	—	—	0.00(c)	0.23
Net increase (decrease) in net assets resulting from investment operations	1.79	0.07	1.20	0.81	1.65	(0.26)
Distributions from:
Net investment income	—	(0.45)	(0.87)	(0.47)	(0.46)	(0.35)
Net asset value, end of period	$22.67	$20.88	$21.26	$20.93	$20.59	$19.40
Market price, end of period	$22.66	$20.86	$21.27	$20.93	$20.59	$19.43
Total Return
Total investment return based on net asset value(d)	8.56%	0.25%	6.12%	3.93%	8.58%	(1.26)%
Total investment return based on market price(e)	8.63%	0.11%	6.13%	3.94%	8.44%	(1.04)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,534	$8,354	$4,253	$3,139	$3,088	$1,940
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.41%(g)	0.50%	0.76%	0.76%	0.76%	0.79%
Expenses excluding waivers/reimbursements(f)	0.76%(g)	0.76%	0.76%	0.76%	0.76%	0.79%
Net investment income (loss)(b)	2.39%(g)	3.48%	3.54%	2.64%	2.80%	2.81%
Portfolio turnover rate(h)	48%	77%	34%	41%	68%	16%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Real Return ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$26.94	$27.83	$27.47	$27.25	$26.73	$26.70
Income from Investment Operations
Net investment income(a)(b)	0.10	0.54	0.49	0.30	0.22	0.09
Net realized and unrealized gain (loss)	0.12	(0.84)	0.22	0.21	0.30	(0.06)
Distributions of net realized gains from investments in other investment companies	—	0.00(c)	—	0.00(c)	0.00(c)	—
Net increase (decrease) in net assets resulting from investment operations	0.22	(0.30)	0.71	0.51	0.52	0.03
Distributions from:
Net investment income	—	(0.59)	(0.35)	(0.29)	—	(0.00)(d)
Net asset value, end of period	$27.16	$26.94	$27.83	$27.47	$27.25	$26.73
Market price, end of period	$27.15	$26.86	$27.80	$27.47	$27.27	$26.72
Total Return
Total investment return based on net asset value(e)	0.81%	(1.13)%	2.64%	1.89%	1.94%	0.11%
Total investment return based on market price(f)	1.08%	(1.33)%	2.53%	1.81%	2.06%	(0.32)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,603	$51,188	$57,046	$45,319	$28,608	$26,727
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.21%(h)	0.21%	0.37%	0.49%	0.49%	0.49%
Expenses excluding waivers/reimbursements(g)	0.49%(h)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)(b)	0.72%(h)	1.95%	1.77%	1.10%	0.82%	0.33%
Portfolio turnover rate(i)	32%	68%	97%	101%	71%	109%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Greater than $(0.005) per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Enhanced Core Plus Bond U.S. ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,			For the Period May 10, 2016(a) to April 30, 2017
		2020	2019	2018
Net asset value, beginning of period	$20.00	$19.20	$19.09	$19.98	$20.00
Income from Investment Operations
Net investment income(b)(c)	0.19	0.57	0.57	0.61	0.53
Net realized and unrealized gain (loss)	(0.37)	0.78	0.10	(0.88)	(0.03)
Distributions of net realized gains from investments in other investment companies	—	—	—	—	0.01
Net increase (decrease) in net assets resulting from investment operations	(0.18)	1.35	0.67	(0.27)	0.51
Distributions from:
Net investment income	(0.19)	(0.55)	(0.56)	(0.62)	(0.53)
Net asset value, end of period	$19.63	$20.00	$19.20	$19.09	$19.98
Market price, end of period	$19.63	$20.00	$19.18	$19.07	$19.99
Total Return
Total investment return based on net asset value(d)	(0.87)%	7.11%	3.63%	(1.44)%	2.57%
Total investment return based on market price(e)	(0.89)%	7.24%	3.59%	(1.56)%	2.61%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,503	$68,992	$156,494	$333,990	$230,787
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.20%(h)	0.21%	0.21%	0.21%	0.20%(h)
Expenses excluding waivers/reimbursements(g)	0.26%(h)	0.26%	0.26%	0.26%	0.25%(h)
Net investment income (loss)(c)	1.93%(h)	2.90%	2.99%	3.09%	2.73%(h)
Portfolio turnover rate(i)	102%	291%	411%	269%	147%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ S&P High Yield Low Volatility Bond ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,			For the Period February 15, 2017(a) to April 30, 2017
		2020	2019	2018
Net asset value, beginning of period	$23.86	$24.76	$24.36	$25.20	$25.00
Income from Investment Operations
Net investment income(b)(c)	0.49	1.01	1.07	0.99	0.20
Net realized and unrealized gain (loss)	0.88	(0.81)	0.41	(0.88)	0.10
Net increase (decrease) in net assets resulting from investment operations	1.37	0.20	1.48	0.11	0.30
Distributions from:
Net investment income	(0.49)	(1.10)	(1.08)	(0.95)	(0.10)
Net asset value, end of period	$24.74	$23.86	$24.76	$24.36	$25.20
Market price, end of period	$24.85	$24.03	$24.78	$24.32	$25.34
Total Return
Total investment return based on net asset value(d)	5.77%	0.71%	6.31%	0.39%	1.40%
Total investment return based on market price(e)	5.50%	1.34%	6.56%	(0.36)%	1.93%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,639	$51,295	$65,626	$107,192	$49,145
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.40%(h)	0.40%	0.40%	0.40%	0.40%(h)
Expenses excluding waivers/reimbursements(g)	0.41%(h)	0.41%	0.41%	0.41%	0.41%(h)
Net investment income (loss)(c)	3.95%(h)	4.04%	4.42%	3.97%	4.05%(h)
Portfolio turnover rate(i)	58%	105%	83%	75%	15%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$31.53	$31.50	$30.72	$30.21	$28.44	$28.92
Income from Investment Operations
Net investment income(a)(b)	0.02	0.14	0.07	0.10	0.24(c)	0.02
Net realized and unrealized gain (loss)	2.67	(0.11)	0.71	0.41(d)	1.59	(0.25)
Distributions of net realized gains from investments in other investment companies	—	0.00(e)	—	—	—	—
Net increase (decrease) in net assets resulting from investment operations	2.69	0.03	0.78	0.51	1.83	(0.23)
Distributions from:
Net investment income	—	—	—	—	(0.06)	(0.25)
Net asset value, end of period	$34.22	$31.53	$31.50	$30.72	$30.21	$28.44
Market price, end of period	$34.17	$31.45	$31.48	$30.75	$30.27	$28.51
Total Return
Total investment return based on net asset value(f)	8.54%	0.10%	2.52%	1.69%	6.45%	(0.79)%
Total investment return based on market price(g)	8.65%	(0.10)%	2.37%	1.59%	6.39%	(0.73)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$744,347	$723,582	$985,800	$525,386	$188,833	$139,367
Ratio to average net assets of:
Expenses(h)	0.76%(i)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	0.12%(i)	0.42%	0.21%	0.34%	0.82%(c)	0.09%
Portfolio turnover rate(j)	160%	308%	337%	329%	268%	272%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Net investment income per share and ratio of net investment income to average net assets include a special cash dividend received of  $0.14 per share owned of Calsonic Kansei Corp. on February 17, 2017. Net investment income per share and the net investment income to average net assets excluding the special dividend are $0.10 and 0.34% respectively.

(d)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)
Less than $0.005 per share.

(f)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(g)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Global Resources ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$24.16	$26.97	$27.76	$25.82	$24.70	$27.18
Income from Investment Operations
Net investment income(a)(b)	0.44	0.66	0.65	0.68	0.33	0.56
Net realized and unrealized gain (loss)	0.53	(3.00)	(1.24)	1.26	0.89	(2.48)
Distributions of net realized gains from investments in other investment companies	—	0.00(c)	—	—	—	—
Net increase (decrease) in net assets resulting from investment operations	0.97	(2.34)	(0.59)	1.94	1.22	(1.92)
Distributions from:
Net investment income	—	(0.47)	(0.20)	—	(0.10)	(0.56)
Net asset value, end of period	$25.13	$24.16	$26.97	$27.76	$25.82	$24.70
Market price, end of period	$25.16	$23.99	$27.06	$27.65	$25.95	$24.78
Total Return
Total investment return based on net asset value(d)	4.01%	(8.89)%	(2.08)%	7.50%	4.94%	(6.71)%(e)
Total investment return based on market price(f)	4.88%	(9.81)%	(1.38)%	6.55%	5.13%	(6.41)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,100	$22,948	$175,312	$238,712	$179,450	$67,924
Ratio to average net assets of:
Expenses(g)	0.76%(h)	0.76%	0.76%	0.76%	0.75%	0.76%
Net investment income (loss)(b)	3.45%(h)	2.48%	2.37%	2.51%	1.29%	2.39%
Portfolio turnover rate(i)	47%	100%	132%	235%	199%	325%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.32	$25.13	$24.14	$27.14	$25.14	$26.77
Income from Investment Operations
Net investment income(a)(b)	0.37	0.66	0.79	0.88	0.71	0.90
Net realized and unrealized gain (loss)	(0.35)	(7.16)	1.81	(2.53)	2.88	(1.09)
Distributions of net realized gains from investments in other investment companies	—	—	—	—	0.00(c)	—
Net increase (decrease) in net assets resulting from investment operations	0.02	(6.50)	2.60	(1.65)	3.59	(0.19)
Distributions from:
Net investment income	(0.42)	(0.62)	(0.78)	(0.85)	(0.71)	(0.88)
Return of capital	—	(0.69)	(0.83)	(0.50)	(0.88)	(0.56)
Total distributions from net investment income and return of capital	(0.42)	(1.31)	(1.61)	(1.35)	(1.59)	(1.44)
Net asset value, end of period	$16.92	$17.32	$25.13	$24.14	$27.14	$25.14
Market price, end of period	$16.92	$17.30	$25.12	$24.12	$27.15	$25.10
Total Return
Total investment return based on net asset value(d)	0.07%	(27.15)%	11.16%	(6.37)%	14.60%	(0.51)%
Total investment return based on market price(e)	0.20%	(27.21)%	11.24%	(6.49)%	14.79%	(0.83)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,680	$40,702	$71,615	$82,089	$114,001	$76,663
Ratio to average net assets of:
Expenses(f)	0.70%(g)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)(b)	4.13%(g)	2.72%	3.11%	3.36%	2.64%	3.62%
Portfolio turnover rate(h)	22%	26%	26%	27%	28%	28%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ 500 International ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020	For the Period December 13, 2018(a) to April 30, 2019
Net asset value, beginning of period	$22.29	$27.64	$25.50
Income from Investment Operations
Net investment income(b)(c)	0.35	0.72	0.39
Net realized and unrealized gain (loss)	1.25	(5.40)	1.77
Net increase (decrease) in net assets resulting from investment operations	1.60	(4.68)	2.16
Distributions from:
Net investment income	(0.35)	(0.67)	(0.02)
Net asset value, end of period	$23.54	$22.29	$27.64
Market price, end of period	$23.59	$22.10	$27.65
Total Return
Total investment return based on net asset value(d)	7.15%	(17.33)%	8.47%
Total investment return based on market price(e)	8.32%	(18.07)%	8.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,399	$218,451	$85,675
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.25%(g)	0.25%	0.25%(g)
Expenses excluding waivers/reimbursements(f)	0.26%(g)	0.26%	0.26%(g)
Net investment income (loss)(c)	2.86%(g)	2.81%	3.90%(g)
Portfolio turnover rate(h)	8%	13%	0%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ 50 Percent Hedged FTSE International ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,				For the Period July 22, 2015(a) to April 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$18.02	$20.59	$21.63	$19.68	$17.68	$19.94
Income from Investment Operations
Net investment income(b)(c)	0.22	0.56	0.62	0.60	0.46	0.37
Net realized and unrealized gain (loss)	1.09	(2.51)	(0.77)	1.89	2.18	(2.42)
Net increase (decrease) in net assets resulting from investment operations	1.31	(1.95)	(0.15)	2.49	2.64	(2.05)
Distributions from:
Net investment income	(0.24)	(0.62)	(0.70)	(0.54)	(0.44)	(0.21)
Net realized gain	—	—	(0.19)	0.00(d)	(0.20)	—
Total distributions from net investment income and realized gains	(0.24)	(0.62)	(0.89)	(0.54)	(0.64)	(0.21)
Net asset value, end of period	$19.09	$18.02	$20.59	$21.63	$19.68	$17.68
Market price, end of period	$19.15	$17.83	$20.65	$21.60	$19.75	$17.59
Total Return
Total investment return based on net asset value(e)	7.28%	(9.74)%	(0.42)%	12.84%	15.29%	(10.33)%
Total investment return based on market price(f)	8.75%	(10.94)%	(0.03)%	12.28%	16.28%	(10.77)%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$250,122	$249,575	$281,079	$578,517	$208,595	$76,010
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.20%(i)	0.20%	0.20%	0.22%	0.36%	0.36%(i)
Expenses excluding waivers/ reimbursements(h)	0.36%(i)	0.36%	0.36%	0.36%	0.36%	0.36%(i)
Net investment income (loss)(c)	2.26%(i)	2.78%	3.03%	2.87%	2.55%	2.71%(i)
Portfolio turnover rate(j)	6%	8%	13%	10%	8%	7%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Less than $0.005 per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(g)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Candriam ESG International Equity ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Period December 17, 2019(a) to April 30, 2020
Net asset value, beginning of period	$21.00	$25.19
Income from Investment Operations
Net investment income(b)(c)	0.27	0.26
Net realized and unrealized gain (loss)	1.81	(4.34)
Net increase (decrease) in net assets resulting from investment operations	2.08	(4.08)
Distributions from:
Net investment income	(0.20)	(0.11)
Net asset value, end of period	$22.88	$21.00
Market price, end of period	$22.98	$20.87
Total Return
Total investment return based on net asset value(d)	9.93%	(16.18)%
Total investment return based on market price(e)	11.08%	(16.68)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,825	$46,196
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.15%(h)	0.15%(h)
Expenses excluding waivers/reimbursements(g)	0.16%(h)	0.16%(h)
Net investment income (loss)(c)	2.31%(h)	3.20%(h)
Portfolio turnover rate(i)	4%	3%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Candriam ESG U.S. Equity ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Period December 17, 2019(a) to April 30, 2020
Net asset value, beginning of period	$24.13	$25.18
Income from Investment Operations
Net investment income(b)(c)	0.01	0.15
Net realized and unrealized gain (loss)	4.07	(1.08)
Net increase (decrease) in net assets resulting from investment operations	4.08	(0.93)
Distributions from:
Net investment income	(0.12)	(0.12)
Net asset value, end of period	$28.09	$24.13
Market price, end of period	$28.10	$24.12
Total Return
Total investment return based on net asset value(d)	16.90%	(3.59)%
Total investment return based on market price(e)	17.03%	(3.64)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$220,490	$6,034
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.09%(h)	0.09%(h)
Expenses excluding waivers/reimbursements(g)	0.10%(h)	0.11%(h)
Net investment income (loss)(c)	1.34%(h)	1.67%(h)
Portfolio turnover rate(i)	1%	12%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Chaikin U.S. Small Cap ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,		For the Period May 16, 2017(a) to April 30, 2018
		2020	2019
Net asset value, beginning of period	$20.02	$25.72	$27.13	$25.16
Income from Investment Operations
Net investment income(b)(c)	0.01	0.28	0.27	0.16
Net realized and unrealized gain (loss)	2.75	(5.72)	(1.39)	1.93
Net increase (decrease) in net assets resulting from investment operations	2.76	(5.44)	(1.12)	2.09
Distributions from:
Net investment income	(0.13)	(0.26)	(0.29)	(0.12)
Net asset value, end of period	$22.65	$20.02	$25.72	$27.13
Market price, end of period	$22.66	$20.02	$25.72	$27.14
Total Return
Total investment return based on net asset value(d)	13.85%	(21.35)%	(4.10)%	8.33%
Total investment return based on market price(e)	13.90%	(21.34)%	(4.14)%	8.36%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$132,513	$103,108	$348,555	$465,347
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.35%(h)	0.35%	0.35%	0.35%(h)
Expenses excluding waivers/reimbursements(g)	0.36%(h)	0.36%	0.36%	0.36%(h)
Net investment income (loss)(c)	1.52%(h)	1.14%	1.01%	0.61%(h)
Portfolio turnover rate(i)	1%	43%	57%	106%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Chaikin U.S. Large Cap ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,		For the Period December 13, 2017(a) to April 30, 2018
		2020	2019
Net asset value, beginning of period	$21.95	$24.75	$25.30	$25.05
Income from Investment Operations
Net investment income(b)(c)	0.20	0.58	0.48	0.15
Net realized and unrealized gain (loss)	2.67	(2.80)	(0.53)	0.18(d)
Net increase (decrease) in net assets resulting from investment operations	2.87	(2.22)	(0.05)	0.33
Distributions from:
Net investment income	(0.20)	(0.58)	(0.50)	(0.08)
Net asset value, end of period	$24.62	$21.95	$24.75	$25.30
Market price, end of period	$24.64	$21.92	$24.75	$25.30
Total Return
Total investment return based on net asset value(e)	13.09%	(9.04)%	(0.13)%	1.31%
Total investment return based on market price(f)	13.35%	(9.18)%	(0.13)%	1.32%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$243,752	$220,630	$278,412	$320,000
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.25%(i)	0.25%	0.25%	0.25%(i)
Expenses excluding waivers/reimbursements(h)	0.26%(i)	0.26%	0.26%	0.26%(i)
Net investment income (loss)(c)	1.61%(i)	2.35%	1.97%	1.59%(i)
Portfolio turnover rate(j)	0%	58%	52%	94%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices.

(g)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2020 (unaudited)
1. ORGANIZATION
IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of seventeen operational funds (collectively, the “Funds” and each individually, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.
Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).
Funds	Diversification Policy	Commencement of Operations Date
IQ Hedge Multi-Strategy Tracker ETF*	Diversified	March 25, 2009
IQ Hedge Macro Tracker ETF*	Diversified	June 9, 2009
IQ Hedge Market Neutral Tracker ETF*	Diversified	October 4, 2012
IQ Hedge Long/Short Tracker ETF*	Diversified	March 24, 2015
IQ Hedge Event-Driven Tracker ETF*	Diversified	March 24, 2015
IQ Real Return ETF*	Diversified	October 27, 2009
IQ Enhanced Core Plus Bond U.S. ETF*	Diversified	May 10, 2016
IQ S&P High Yield Low Volatility Bond ETF	Diversified	February 15, 2017
IQ Merger Arbitrage ETF	Non-diversified	November 17, 2009
IQ Global Resources ETF	Non-diversified	October 27, 2009
IQ U.S. Real Estate Small Cap ETF	Non-diversified	June 14, 2011
IQ 500 International ETF	Diversified	December 13, 2018
IQ 50 Percent Hedged FTSE International ETF	Diversified	July 22, 2015
IQ Candriam ESG International Equity ETF	Diversified	December 17, 2019
IQ Candriam ESG U.S. Equity ETF	Diversified	December 17, 2019
IQ Chaikin U.S. Small Cap ETF	Diversified	May 16, 2017
IQ Chaikin U.S. Large Cap ETF	Diversified	December 13, 2017

*
Funds are “fund of funds”, meaning that they seek to achieve their investment objective by investing primarily in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). Such ETFs, ETVs and ETNs are referred to collectively as exchange-traded products (“ETPs”).

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the “Underlying Index”). The underlying indices for the Funds are listed below:
Fund	Underlying Index
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Multi-Strategy Index
IQ Hedge Macro Tracker ETF	IQ Hedge Macro Index
IQ Hedge Market Neutral Tracker ETF	IQ Hedge Market Neutral Index
IQ Hedge Long/Short Tracker ETF	IQ Hedge Long/Short Index
IQ Hedge Event-Driven Tracker ETF	IQ Hedge Event-Driven Index
IQ Real Return ETF	IQ Real Return Index
IQ Enhanced Core Plus Bond U.S. ETF	IQ Enhanced Core Plus Bond U.S. Index
IQ S&P High Yield Low Volatility Bond ETF	S&P U.S. High Yield Low Volatility Corporate Bond Index
IQ Merger Arbitrage ETF	IQ Merger Arbitrage Index
IQ Global Resources ETF	IQ Global Resources Index
IQ U.S. Real Estate Small Cap ETF	IQ U.S. Real Estate Small Cap Index
IQ 500 International ETF	IQ 500 International Index
IQ 50 Percent Hedged FTSE International ETF	FTSE Developed ex North America 50% Hedged to USD Index
IQ Candriam ESG International Equity ETF	IQ Candriam ESG International Equity Index
IQ Candriam ESG U.S. Equity ETF	IQ Candriam ESG U.S. Equity Index
IQ Chaikin U.S. Small Cap ETF	NASDAQ Chaikin Power U.S. Small Cap Index
IQ Chaikin U.S. Large Cap ETF	NASDAQ Chaikin Power U.S. Large Cap Index
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services  —  Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
Use of Estimates
IndexIQ Advisors LLC (the “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnification
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.
Investment Valuation
Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
of trading (generally, 4:00 PM Eastern Time) on each day the Fund’s listing exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.
In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the New York Stock Exchange Arca, and the value of such securities used in computing the Fund’s NAV are generally determined as of such times.
A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as the method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.
A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid-price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.
Over-the-counter (“OTC”) traded financial Instruments, forward foreign currency contracts and currency-related derivatives, are normally valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service. At October 31, 2020, there were no open OTC-traded options.
If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the NAVs of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor, under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Advisor. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.
A Fund may sweep uninvested cash balances into a money market fund, either the Dreyfus Institutional Preferred Government Money Market Fund  —  Institutional Shares or the BlackRock Liquidity Funds Treasury

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Trust Fund Portfolio, Institutional Class. The Dreyfus Institutional Preferred Government Money Market Fund  —  Institutional Shares and the BlackRock Liquidity Funds Treasury Trust Fund Portfolio seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Institutional Preferred Government Money Market Fund  —  Institutional Shares and the BlackRock Liquidity Funds Treasury Trust Fund Portfolio have no redemption restriction and are valued at the daily NAV.
Under normal conditions, each Fund invests cash collateral from securities lending activities into the Dreyfus Government Cash Management Fund, Institutional Shares. The Dreyfus Government Cash Management Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Government Cash Management Fund has no redemption restrictions and is valued at the daily NAV.
LIBOR Replacement
A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the LIBOR, as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. As a result, it is anticipated that LIBOR will be discontinued or will no longer be sufficiently robust to be representative of its underlying market around that time. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The Advisor is currently working to assess exposure and will modify contracts as necessary.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value.
Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance.
Accordingly, the potential effect of a transition away from LIBOR on a Fund or the debt securities or other instruments based on LIBOR in which a Fund invests cannot yet be determined. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.
Fair Value Measurement
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
•
Level 1  —  Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2  —  Observable inputs other than quoted prices included in Level 1 that are observable for the asset

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•
Level 3  —  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2020 is disclosed at the end of each Fund’s Schedule of Investments.
Foreign Currency Translation  —  Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.
Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.
Tax Information and Uncertain Tax Positions
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”),

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Funds within the allowable time limits.
The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.
Dividends and Distributions to Shareholders
Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.
Foreign Taxes
The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Funds has an open receivable. The Funds regularly evaluates the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the period ended October 31, 2020, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Cash Equivalents
Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired and are disclosed as “Short-Term Investments” in the Schedules of Investments.
Security Transactions
Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
Investment Income and Expenses
Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income and capital gains are typically distributed to shareholders at least annually; except that IQ U.S. Real Estate Small Cap ETF, IQ 500 International ETF, IQ 50 Percent Hedged FTSE International ETF, IQ Candriam ESG International Equity ETF, IQ Candriam ESG U.S. Equity ETF, IQ Chaikin U.S. Small Cap ETF, and IQ Chaikin U.S. Large Cap ETF typically distributes income quarterly, and IQ Enhanced Core Plus Bond U.S. ETF and IQ S&P High Yield Low Volatility Bond ETF typically distribute income monthly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. Distributions received from the IQ U.S. Real Estate Small Cap ETF investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.
Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.
Securities Lending
The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.
A fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
market fluctuation. Therefore, a fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the fund’s obligation to return the full amount owed to such Borrower.
In accordance with the securities lending agreement between the Funds and the BNY Mellon, the Funds will be indemnified by the BNY Mellon in the event of default of a third party Borrower.
The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2020, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:
	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ Hedge Multi-Strategy Tracker ETF	$91,292,003	$426,844	$2,202,707	$114,161,607	$208,083,161
IQ Hedge Macro Tracker ETF	367,848	1,243	15,830	766,597	1,151,518
IQ Hedge Market Neutral Tracker ETF	2,795,304	3,042	30,793	1,940,876	4,770,015
IQ Hedge Long/Short Tracker ETF	196,550	14,767	10,983	974,121	1,196,421
IQ Hedge Event-Driven Tracker ETF	257,495	450	10,624	414,403	682,972
IQ Real Return ETF	12,588,896	16,627	34,669	2,892,590	15,532,782
IQ Enhanced Core Plus Bond U.S. ETF	433,490	18,890	101,613	7,525,414	8,079,407
IQ S&P High Yield Low Volatility Bond ETF	968,842	2,748	1,851	167,331	1,140,772
IQ Merger Arbitrage ETF	17,090,918	13,706	810,593	33,342,936	51,258,153
IQ Global Resources ETF	201,810	142	1,125	113,782	316,859
IQ U.S. Real Estate Small Cap ETF	6,683	598	14,482	564,322	586,085
IQ 500 International ETF	7,592,425	—	—	497,718	8,090,143
IQ 50 Percent Hedged FTSE International ETF	3,935,916	—	—	153,954	4,089,870
IQ Candriam ESG International Equity ETF	862,955	—	—	779,657	1,642,612
IQ Candriam ESG U.S. Equity ETF	187,581	21,030	95,769	4,570,077	4,874,457
IQ Chaikin U.S. Small Cap ETF	3,083,247	32,779	131,786	7,272,649	10,520,461
IQ Chaikin U.S. Large Cap ETF	—	47,200	190,712	9,394,856	9,632,768
The collateral amount presented is in excess of the securities on loan.
Master Netting Arrangements
In order to better define its contractual rights and to secure rights that will help a fund mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of offset provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements on the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis on the Statements of Assets and Liabilities.
Total return swap contracts are valued at the unrealized appreciation/depreciation on Total Return Swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
At October 31, 2020, the unrealized appreciation/depreciation on total return swap contracts for the following Funds was zero, reflecting a reset date at period end based on the contractual agreements with Merrill Lynch International (“Bank of America”) and Morgan Stanley Capital Services LLC (“Morgan Stanley”), as counterparties to the following Funds:
IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Merger Arbitrage ETF
IQ Global Resources ETF
As of October 31, 2020, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with BNY Mellon are detailed in the following table:
	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received(1)	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy Tracker ETF	$202,515,278	$(202,515,278)	$—	$—	$—	$—
IQ Hedge Macro Tracker ETF	1,118,030	(1,118,030)	—	—	—	—
IQ Hedge Market Neutral Tracker ETF	4,655,257	(4,655,257)	—	—	—	—
IQ Hedge Long/Short Tracker ETF	1,171,481	(1,171,481)	—	—	—	—
IQ Hedge Event-Driven Tracker ETF	662,681	(662,681)	—	—	—	—
IQ Real Return ETF	15,183,196	(15,183,196)	—	—	—	—
IQ Enhanced Core Plus Bond U.S. ETF	7,919,695	(7,919,695)	—	—	—	—
IQ S&P High Yield Low Volatility Bond ETF	1,103,682	(1,103,682)	—	—	—	—
IQ Merger Arbitrage ETF	50,544,862	(50,544,862)	—	—	—	—
IQ Global Resources ETF	302,678	(302,678)	—	—	—	—
IQ U.S. Real Estate Small Cap ETF	576,638	(576,638)	—	—	—	—
IQ 500 International ETF	7,530,922	(7,530,922)	—	—	—	—
IQ 50 Percent Hedged FTSE International ETF	3,828,217	(3,828,217)	—	—	—	—
IQ Candriam ESG International Equity ETF	1,561,885	(1,561,885)	—	—	—	—
IQ Candriam ESG U.S. Equity ETF	4,597,858	(4,597,858)	—	—	—	—
IQ Chaikin U.S. Small Cap ETF	10,021,790	(10,021,790)	—	—	—	—
IQ Chaikin U.S. Large Cap ETF	9,000,618	(9,000,618)	—	—	—	—

1 The amount of collateral presented is limited such that the net amount cannot be less than $0.
As of October 31, 2020, each Fund’s OTC derivative assets, which may be offset against each Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:
Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
IQ 50 Percent Hedged FTSE International ETF
Morgan Stanley	$516,133	$(516,133)	$—	$572,159	$(572,159)	$—

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Investment Advisory Agreement
The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable) subject to the supervision of the Board. The Advisor is responsible for the supervision of MacKay Shields LLC (“MacKay Shields” or the “Sub-Advisor”), the sub-advisor to IQ S&P High Yield Low Volatility Bond ETF, and its management of the Fund.
The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.
The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).
Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.
Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Hedge Long/Short Tracker ETF	0.75%
IQ Hedge Event-Driven Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Enhanced Core Plus Bond U.S. ETF	0.25%
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ Merger Arbitrage ETF	0.75%
IQ Global Resources ETF	0.75%
IQ U.S. Real Estate Small Cap ETF	0.69%
IQ 500 International ETF	0.25%
IQ 50 Percent Hedged FTSE International ETF	0.35%
IQ Candriam ESG International Equity ETF	0.15%
IQ Candriam ESG U.S. Equity ETF	0.09%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ Chaikin U.S. Large Cap ETF	0.25%
The Advisor has agreed to pay all expenses of the Funds, except: brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustee, and the Chief Compliance Officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
The Advisor has entered into a Fee Waiver Agreement with each Fund under which it has contractually agreed, until August 31, 2021, to waive a portion of its management fee equal to a specific percentage of the average daily net assets as follows:
Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.22%
IQ Hedge Macro Tracker ETF	0.35%
IQ Hedge Market Neutral Tracker ETF	0.35%
IQ Hedge Long/Short Tracker ETF	0.35%
IQ Hedge Event-Driven Tracker ETF	0.35%
IQ Real Return ETF	0.28%
IQ Enhanced Core Plus Bond U.S. ETF	0.05%
The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has contractually agreed, until August 31, 2021, to waive a portion of its management fee and/or reimburse expenses of the Fund in an amount that limits the Fund’s total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sale, acquired fund fees and expenses, and extraordinary expenses) to not more than a specific percentage of the average daily net assets as follows:
Fund	Rate
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ 500 International ETF	0.25%
IQ 50 Percent Hedged FTSE International ETF	0.20%
IQ Candriam ESG International Equity ETF	0.15%
IQ Candriam ESG U.S. Equity ETF	0.09%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ Chaikin U.S. Large Cap ETF	0.25%
Investment Sub-Advisory Agreement
The Sub-Advisor is a registered investment advisor and an indirect, wholly-owned subsidiary of New York Life, and is responsible for the day-to-day portfolio management of IQ S&P High Yield Low Volatility Bond ETF. Pursuant to the terms of the Sub-Advisory Agreement (“Subadvisory Agreement”) between the Advisor and the Sub-Advisor, the Advisor pays for the services of the Sub-Advisor. The Sub-Advisor acts as portfolio manager for the Fund subject to the supervision of the Advisor and the Board.
Distribution (12b-1 Fees)
ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. As described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Administrator, Custodian and Transfer Agent
BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
4. CAPITAL SHARE TRANSACTIONS
Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail on the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
5. FEDERAL INCOME TAX
At October 31, 2020, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$820,723,318	$14,538,978	$(7,629,238)	6,909,740
IQ Hedge Macro Tracker ETF	4,268,445	251,915	(36,974)	214,941
IQ Hedge Market Neutral Tracker ETF	18,798,291	127,336	(126,331)	1,005
IQ Hedge Long/Short Tracker ETF	8,725,204	14,225	(368,324)	(354,099)
IQ Hedge Event-Driven Tracker ETF	4,882,764	4,868	(93,543)	(88,675)
IQ Real Return ETF	64,404,970	271,883	(483,833)	(211,950)
IQ Enhanced Core Plus Bond U.S. ETF	27,416,907	76,504	(552,633)	(476,129)
IQ S&P High Yield Low Volatility Bond ETF	107,388,502	2,242,595	(686,127)	1,556,468
IQ Merger Arbitrage ETF	755,503,628	16,452,272	(7,644,632)	8,807,640
IQ Global Resources ETF	22,811,285	1,274,103	(4,001,962)	(2,727,859)
IQ U.S. Real Estate Small Cap ETF	48,140,358	4,199,197	(17,655,287)	(13,456,090)
IQ 500 International ETF	262,084,931	9,898,329	(49,978,526)	(40,080,197)
IQ 50 Percent Hedged FTSE International ETF	291,071,270	26,153,098	(63,610,416)	(37,457,318)
IQ Candriam ESG International Equity ETF	96,477,530	9,626,591	(3,682,743)	5,943,848
IQ Candriam ESG U.S. Equity ETF	218,633,598	7,963,952	(6,087,006)	1,876,946
IQ Chaikin U.S. Small Cap ETF	121,303,551	25,142,593	(10,887,662)	14,254,931
IQ Chaikin U.S. Large Cap ETF	208,264,348	48,029,519	(12,742,977)	35,286,542
The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments, distributions from underlying Funds and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at October 31, 2020.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
At April 30, 2020, the components of undistributed or accumulated earnings/losses on a tax-basis were as follows:
Fund	Ordinary Income (Loss)(1)	Net Capital Gain (Losses)(2)	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$15,261,072	$(72,721,325)	$(2,418,666)	$(59,878,919)
IQ Hedge Macro Tracker ETF	106,850	(5,601,397)	(11,810)	(5,506,357)
IQ Hedge Market Neutral Tracker ETF	341,519	(479,825)	(140,375)	(278,681)
IQ Hedge Long/Short Tracker ETF	49,840	(715,099)	75,706	(589,553)
IQ Hedge Event-Driven Tracker ETF	78,974	(146,576)	(286,256)	(353,858)
IQ Real Return ETF	285,776	(2,243,087)	(689,042)	(2,646,353)
IQ Enhanced Core Plus Bond U.S. ETF	—	(16,056,882)	954,109	(15,102,773)
IQ S&P High Yield Low Volatility Bond ETF	181,962	(3,867,568)	(816,218)	(4,501,824)
IQ Merger Arbitrage ETF	29,165,487	(7,888,037)	(79,411,265)	(58,133,815)
IQ Global Resources ETF	2,041,648	(60,635,661)	(4,022,510)	(62,616,523)
IQ U.S. Real Estate Small Cap ETF	—	(6,474,785)	(19,027,153)	(25,501,938)
IQ 500 International ETF	2,033,502	(1,271,099)	(54,910,627)	(54,148,224)
IQ 50 Percent Hedged FTSE International ETF	1,184,828	(2,044,954)	(63,563,826)	(64,423,952)
IQ Candriam ESG International Equity ETF	119,262	(29,240)	(385,644)	(295,622)
IQ Candriam ESG U.S. Equity ETF	8,227	(12,689)	(268,750)	(273,212)
IQ Chaikin U.S. Small Cap ETF	—	(80,434,100)	3,556,418	(76,877,682)
IQ Chaikin U.S. Large Cap ETF	294,570	(75,399,871)	9,933,350	(65,171,951)

1 Includes late year ordinary loss, if any.
2 Amount includes the deferral of post October losses, if any.
The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts, post-October and late year losses.
At April 30, 2020, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:
Fund	Total distributable earnings/ (accumulated loss)	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$(4,839,832)	$4,839,832
IQ Hedge Macro Tracker ETF	(47,543)	47,543
IQ Hedge Market Neutral Tracker ETF	(50,012)	50,012
IQ Hedge Long/Short Tracker ETF	(172,596)	172,596
IQ Hedge Event-Driven Tracker ETF	59,590	(59,590)
IQ Real Return ETF	(25,971)	25,971
IQ Enhanced Core Plus Bond U.S. ETF	(1,970,362)	1,970,362
IQ S&P High Yield Low Volatility Bond ETF	1,402,757	(1,402,757)
IQ Merger Arbitrage ETF	(29,905,985)	29,905,985
IQ Global Resources ETF	(7,161,065)	7,161,065
IQ U.S. Real Estate Small Cap ETF	2,096,484	(2,096,484)
IQ 500 International ETF	(6,154,434)	6,154,434
IQ 50 Percent Hedged FTSE International ETF	7,026,141	(7,026,141)
IQ Candriam ESG International Equity ETF	—	—
IQ Candriam ESG U.S. Equity ETF	(73,117)	73,117
IQ Chaikin U.S. Small Cap ETF	(1,402,565)	1,402,565
IQ Chaikin U.S. Large Cap ETF	(12,235,608)	12,235,608

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to the tax treatment of redemptions in-kind, the expiration of capital loss carryforwards, nondeductible expenses and capital share redemptions utilized as distributions for tax purposes.
The tax character of distributions paid during the years ended April 30, 2020 and 2019 were as follows:
	2020			2019
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
IQ Hedge Multi-Strategy Tracker ETF	$16,163,950	$—	$—	$24,498,116	$—	$—
IQ Hedge Macro Tracker ETF	54,164	—	—	69,928	—	—
IQ Hedge Market Neutral Tracker ETF	239,729	—	—	—	—	—
IQ Hedge Long/Short Tracker ETF	123,690	—	—	190,276	—	—
IQ Hedge Event-Driven Tracker ETF	157,392	—	—	129,849	—	—
IQ Real Return ETF	1,185,760	—	—	730,380	—	—
IQ Enhanced Core Plus Bond U.S. ETF	3,150,736	—	—	6,882,062	—	—
IQ S&P High Yield Low Volatility Bond ETF	2,787,812	—	—	3,901,103	—	—
IQ Merger Arbitrage ETF	—	—	—	—	—	—
IQ Global Resources ETF	2,539,080	—	—	1,346,949	—	—
IQ U.S. Real Estate Small Cap ETF	1,633,256	—	1,775,536	2,374,318	—	2,583,466
IQ 500 International ETF	3,080,969	—	—	15,344	—	—
IQ 50 Percent Hedged FTSE International ETF	7,874,573	—	—	18,743,014	721,412	—
IQ Candriam ESG International Equity ETF	50,904	—	—	N/A	N/A	N/A
IQ Candriam ESG U.S. Equity ETF	30,853	—	—	N/A	N/A	N/A
IQ Chaikin U.S. Small Cap ETF	2,340,043	—	—	4,624,785	—	—
IQ Chaikin U.S. Large Cap ETF	6,034,101	—	—	7,178,905	—	—
Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2020, the Funds did not incur Post-October Losses and late year ordinary losses.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
At April 30, 2020, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:
Fund	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$—	$70,903,956	$1,817,369.00
IQ Hedge Macro Tracker ETF	—	4,384,500	1,216,897
IQ Hedge Market Neutral Tracker ETF	—	479,825	—
IQ Hedge Long/Short Tracker ETF	—	522,006	193,093
IQ Hedge Event-Driven Tracker ETF	—	108,259	38,317
IQ Real Return ETF	107,379	1,298,633	944,454
IQ Enhanced Core Plus Bond U.S. ETF	4,009,883	15,277,824	779,058
IQ S&P High Yield Low Volatility Bond ETF	—	3,086,322	781,246
IQ Merger Arbitrage ETF	5,042,789	7,888,037	—
IQ Global Resources ETF	—	33,383,108	27,252,553
IQ U.S. Real Estate Small Cap ETF	—	1,188,391	5,286,394
IQ 500 International ETF	—	1,206,853	64,246
IQ 50 Percent Hedged FTSE International ETF	1,437,069	—	2,044,954
IQ Candriam ESG International Equity ETF	—	29,240	—
IQ Candriam ESG U.S. Equity ETF	—	12,689	—
IQ Chaikin U.S. Small Cap ETF	—	37,902,373	42,531,727
IQ Chaikin U.S. Large Cap ETF	—	38,300,899	37,098,972

* Subject to annual limitation on utilization.
6. OTHER AFFILIATED PARTIES AND TRANSACTIONS
For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of October 31, 2020, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.
The Advisor is an affiliate and subsidiary of New York Life Investment Management LLC (“NYLIM”) and of New York Life Insurance & Annuity Corporation (“NYLife”). As of October 31, 2020, NYLIM and NYLife were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below. NYLIM and NYLife own shares of the Funds on their own behalf or on behalf of funds or accounts managed by NYLIM or NYLife.
New York Life Investment Management LLC
Fund	% Ownership
IQ S&P High Yield Low Volatility Bond ETF	50.5%
IQ 500 International ETF	98.9%
IQ 50 Percent Hedged FTSE International ETF	52.9%
IQ Candriam ESG International Equity ETF	98.0%
IQ Candriam ESG U.S. Equity ETF	99.0%
IQ Chaikin U.S. Small Cap ETF	78.1%
IQ Chaikin U.S. Large Cap ETF	98.1%

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2020 are as follows:
Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$689,454,018	$690,636,765	$133,661,200	$176,158,474
IQ Hedge Macro Tracker ETF	2,327,001	2,325,896	—	—
IQ Hedge Market Neutral Tracker ETF	10,104,812	10,175,062	5,339,677	8,064,193
IQ Hedge Long/Short Tracker ETF	9,138,543	9,181,889	8,271,673	11,915,592
IQ Hedge Event-Driven Tracker ETF	4,033,770	3,923,791	3,417,105	8,048,763
IQ Real Return ETF	16,484,542	16,378,505	—	—
IQ Enhanced Core Plus Bond U.S. ETF	56,650,614	56,594,082	996,433	42,622,564
IQ S&P High Yield Low Volatility Bond ETF	57,677,076	51,529,001	46,652,007	—
IQ Merger Arbitrage ETF	1,019,303,329	1,082,095,577	63,404,114	107,044,045
IQ Global Resources ETF	10,512,809	11,305,131	—	3,746,618
IQ U.S. Real Estate Small Cap ETF	8,646,285	8,694,214	850,694	6,313,824
IQ 500 International ETF	16,819,950	19,918,801	—	15,594,520
IQ 50 Percent Hedged FTSE International ETF	14,622,384	21,744,456	15,195,797	28,473,768
IQ Candriam ESG International Equity ETF	5,541,514	3,683,738	59,600,830	15,029,428
IQ Candriam ESG U.S. Equity ETF	1,499,365	1,785,432	220,423,608	10,144,913
IQ Chaikin U.S. Small Cap ETF	1,507,957	1,326,563	24,227,781	7,738,534
IQ Chaikin U.S. Large Cap ETF	625,178	663,797	2,541,036	5,779,319
8. DERIVATIVE FINANCIAL INSTRUMENTS
Swap Transactions
A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates based on a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.
The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of Total Return Swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as a change in net unrealized appreciation depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the Custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.
Some of the Funds intend to use Total Return Swaps in several ways to replicate the performance of the Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.
Pursuant to documentation governing the Funds’ swap transactions with Bank of America and Morgan Stanley, Bank of America and Morgan Stanley have the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Bank of America and Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, mortgage-backed securities, floating rate notes, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of October 31, 2020, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts. As of October 31, 2020, open swap transactions, if any, are listed at the end of the Funds’ respective Schedule of Investments.
Forward Foreign Currency Contracts
Certain Funds may enter into forward foreign currency transactions to seek a closer correlation between the Funds’ overall currency exposures and the currency exposures of the Underlying Index as a part of its principal investment strategy.
The Funds may enter into forward foreign currency contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A non-deliverable forward currency contract does not require physical delivery of the underlying currencies and the contract is settled based on the difference between the contracted price and the prevailing spot price of the agreed upon notional amount. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.
Upon entering into a forward foreign currency contract, a fund is required to segregate permissible liquid assets or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward foreign currency contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. At October 31, 2020, open forward foreign currency contracts, if any, are listed at the end of the Funds’ respective Schedule of Investments.
Quantitative Disclosure of Derivative Holding
The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:
Asset Derivatives
Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized appreciation on forward foreign currency contracts	$516,133
Liability Derivatives
Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized depreciation on forward foreign currency contracts	$572,159
Total return swaps reflect a reset date as of October 31, 2020; therefore, there is no unrealized appreciation/depreciation reflected on the Statements of Assets and Liabilities.
Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2020 were as follows:
Fund	Currency Risk	Equity Risk
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$(3,447,280)
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Swap transactions		$(716)
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Swap transactions		$(119,754)
IQ Hedge Long/Short Tracker ETF
Realized gain (loss)
Swap transactions		$(39,813)
IQ Hedge Event-Driven Tracker ETF
Realized gain (loss)
Swap transactions		$(182)
IQ Merger Arbitrage ETF
Realized gain (loss)
Swap transactions		$(21,507,411)
IQ Global Resources ETF
Realized gain (loss)
Swap transactions		$(593,675)
IQ 50 Percent Hedged FTSE International ETF
Realized gain (loss)
Forward foreign currency contracts	$(6,426,021)
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$929,531

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
For the period ended October 31, 2020, the monthly average notional value of the derivatives held by the Funds were as follows:
	Average Notional Value
	IQ Hedge Multi- Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/ Short Tracker ETF	IQ Hedge Event- Driven Tracker ETF	IQ Merger Arbitrage ETF	IQ Global Resources ETF	IQ 50 Percent Hedged FTSE International ETF
Asset Derivatives
Swap contracts	$75,283,261	$398,440	$1,833,185	$1,184,617	$210,663	$—	$—	$—
Forward foreign currency contracts	—	—	—	—	—	—	—	241,626,735
Liability Derivatives
Swap contracts	$(74,670,259)	$(399,409)	$(1,846,694)	$(1,203,319)	$(211,860)	$(248,614,459)	$(4,653,085)	$—
Forward foreign currency contracts	—	—	—	—	—	—	—	(242,550,939)
9. RISKS INVOLVED WITH INVESTING IN THE FUNDS
The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a fund could result in a loss or the performance of a fund could be inferior to that of other investments.
Call Risk1
During periods of falling interest rates, an issuer of a callable bond held by a fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Counterparty Risk
Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions.
In those instances, an underlying ETP utilizing such deliverables will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the underlying ETP will sustain losses.
Credit Risk1
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default on its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in default.
Currency Hedging Risk2
Certain Funds use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a fund may also go up or down quickly and unpredictably and investors may lose money.
Currency Risk
Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies). Therefore, while much of the income received by a fund may be denominated in foreign currency, the

1
Applies to IQ Enhanced Core Plus Bond U.S. ETF and IQ S&P High Yield Low Volatility

2
Applies to IQ 50 Percent Hedged FTSE International ETF

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore a fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both a fund’s ability to track the Underlying Index, and Fund returns in general, may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.
Debt Investments Risk
The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.
Debt investments most frequently trade in institutional round lot size transactions. Until a fund grows significantly in size, a fund may purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
Derivatives Risk
Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.
Equity Securities Risk
The prices of equity securities are responsive to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic, stock market, industry and company conditions and the risk inherent in the portfolio manager’s ability to anticipate such changes that can adversely affect the value of a fund’s holdings. Opportunity for greater gain may come with greater risk of loss.
Exchange Traded Vehicle Risk3
Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, ETVs and ETNs is based on stock market prices and the Funds could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

3
Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, and IQ Enhanced Core Plus Bond U.S. ETF.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Fund of Funds Risk3
Certain Funds’ investment performance, because they are fund of funds, depend on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.
Foreign Securities Risk
Certain Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
High Yield Securities Risk1
High yield securities generally offer a higher current yield than the yield available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.”
Income Risk1
The income of a fund receives from investments in debt securities may decline when interest rates fall. This decline can occur because a fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund needs to purchase additional bonds.
Index Risk
The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.
Industry Concentration Risk
To the extent that a fund’s Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.
Interest Rate Risk1
An increase in interest rates may cause the value of debt securities held by a fund to decline. Interest rates in the United States are near historic lows, which may increase a fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a fund to sell its bond holdings at a time when the Fund might wish to sell.
Large Transaction Risks
From time to time, a fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund’s transaction costs.

1
Applies to IQ Enhanced Core Plus Bond U.S. ETF and IQ S&P High Yield Low Volatility Bond ETF.

3
Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, and IQ Enhanced Core Plus Bond U.S. ETF.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Long/Short Risk
There is no guarantee that the returns on a Fund’s long or short positions, if any, will produce positive returns, and the Fund could lose money if either or both positions produce negative returns. In addition, a Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.
Market Risk
The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting fixed-income securities markets generally or particular segments of the market.
New Fund Risk4
Certain Funds are new funds. There can be no assurance that they will grow to or maintain an economically viable size, in which case they may experience greater tracking error to their Underlying Indexes or ultimately liquidate.
Passive Management Risk
Unlike many investment companies, each Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, a Fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) its Underlying Index.
Small Capitalization Companies Risk5
Certain Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments. Additionally, the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.
Total Return Swap Risk6
Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a Fund may also be required to pay the dollar value of that decline (or, if an inverse swap, increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.
Tracking Error Risk
Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for a number of reasons, including that the strategies used by the Advisor to match the performance of the Underlying Indexes were unsuccessful and because a Fund incurs expenses, which an Underlying Index does not incur.

4
Applies to IQ Candriam ESG International Equity ETF and IQ Candriam ESG U.S. Equity ETF.

5
Applies to IQ U.S. Real Estate Small Cap ETF, IQ Candriam ESG International Equity ETF, IQ Candriam ESG U.S. Equity ETF, and IQ Chaikin U.S. Small Cap ETF.

6
Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Merger Arbitrage ETF and IQ Global Resources ETF.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Trading Price Risk
Although it is expected that generally the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when market price in the Secondary Market and the NAV vary significantly
10. NEW ACCOUNTING PRONOUNCEMENTS
To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update 2018-13, Fair Value Measurement Disclosure Framework  —  Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which adds, removes, and modifies certain fair value measurement disclosure requirements. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. The Advisor evaluated the implications of certain provisions of ASU 2018-13 and determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures, which are currently in place as of October 31, 2020. The Advisor is evaluating the implications of certain other provisions of ASU 2018-13 related to new disclosure requirements and has not yet determined the impact of these provisions on the financial statement disclosures, if any.
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04 (“ASU 2020-04”), which provides optional guidance to ease the potential accounting burden associated with transitioning away from LIBOR and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020, through December 31, 2022. At this time, the Advisor is evaluating the implications of certain other provisions of ASU 2020-04 related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.
11. SUBSEQUENT EVENTS
On December 10, 2020, the Board of Trustees of the IndexIQ ETF Trust, upon the recommendation from the Fund’s Advisor, approved a proposal to liquidate the IQ Enhanced Core Plus Bond U.S. ETF (AGGP) pursuant to the terms of a plan of liquidation. After considering all of the information presented to it, the Board concluded that it would be in the best interest of the Fund and its shareholders to liquidate the Funds. The Funds will be liquidated on or about February 3, 2021.
Other than the Fund liquidation, management has determined that there were no other material events that would require disclosure in the preparation of these financial statements.

IndexIQ ETF Trust
SEMI-ANNUAL REPORT | October 31, 2020
IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Real Return ETF
IQ Enhanced Core Plus Bond U.S. ETF
IQ S&P High Yield Low Volatility Bond ETF
IQ Merger Arbitrage ETF
IQ Global Resources ETF
IQ U.S. Real Estate Small Cap ETF
IQ 500 International ETF
IQ 50 Percent Hedged FTSE International ETF
IQ Candriam ESG International Equity ETF
IQ Candriam ESG U.S. Equity ETF
IQ Chaikin U.S. Small Cap ETF
IQ Chaikin U.S. Large Cap ETF
Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

1719488 ME10-12/20

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

 Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	January 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	January 6, 2021

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	January 6, 2021